United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-8042

(Investment Company Act File Number)

Federated Hermes Insurance Series

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/21

Date of Reporting Period: Six months ended 06/30/21

Item 1.	Reports to Stockholders
Semi-Annual Shareholder Report
June 30, 2021

Share Class	Primary	Service

Federated Hermes Government Money Fund II

A Portfolio of Federated Hermes Insurance Series
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2021 through June 30, 2021. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At June 30, 2021, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Treasuries	32.4%
Government Agencies	15.8%
Repurchase Agreements	51.8%
Other Assets and Liabilities—Net[2,3]	(0.0)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Represents less than 0.1%.
Semi-Annual Shareholder Report
1

At June 30, 2021, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	74.3%
8-30 Days	3.6%
31-90 Days	14.7%
91-180 Days	6.8%
181 Days or more	0.6%
Other Assets and Liabilities—Net[2,3]	(0.0)%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Represents less than 0.1%.
Semi-Annual Shareholder Report
2

Portfolio of Investments
June 30, 2021 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—15.8%
$ 400,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.105% (Secured Overnight Financing Rate +0.055%), 7/1/2021	$399,970
300,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.110% (Secured Overnight Financing Rate +0.060%), 7/1/2021	300,000
400,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.125% (Secured Overnight Financing Rate +0.075%), 7/1/2021	400,000
300,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.175% (Secured Overnight Financing Rate +0.125%), 7/1/2021	300,000
300,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.230% (Secured Overnight Financing Rate +0.180%), 7/1/2021	300,000
300,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.260% (Secured Overnight Financing Rate +0.210%), 7/1/2021	300,000
500,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.350% (Secured Overnight Financing Rate +0.300%), 7/1/2021	500,000
1,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.070% (Secured Overnight Financing Rate +0.020%), 7/1/2021	1,000,000
400,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.090% (Secured Overnight Financing Rate +0.040%), 7/1/2021	400,000
1,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.095% (Secured Overnight Financing Rate +0.045%), 7/1/2021	1,000,000
500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.105% (Secured Overnight Financing Rate +0.055%), 7/1/2021	500,000
1,300,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.110% (Secured Overnight Financing Rate +0.060%), 7/1/2021	1,300,000
250,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.115% (Secured Overnight Financing Rate +0.065%), 7/1/2021	250,000
350,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.125% (Secured Overnight Financing Rate +0.075%), 7/1/2021	350,000
500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.130% (Secured Overnight Financing Rate +0.080%), 7/1/2021	500,000
300,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.135% (Secured Overnight Financing Rate +0.085%), 7/1/2021	300,000
400,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.140% (Secured Overnight Financing Rate +0.090%), 7/1/2021	400,000
600,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.170% (Secured Overnight Financing Rate +0.120%), 7/1/2021	600,000
350,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.200% (Secured Overnight Financing Rate +0.150%), 7/1/2021	350,000
200,000		Federal Home Loan Bank System Notes, 0.125%, 8/16/2021	199,996
600,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.115% (Secured Overnight Financing Rate +0.065%), 7/1/2021	600,000
400,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.140% (Secured Overnight Financing Rate +0.090%), 7/1/2021	400,000
250,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.220% (Secured Overnight Financing Rate +0.170%), 7/1/2021	250,000
300,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.240% (Secured Overnight Financing Rate +0.190%), 7/1/2021	299,973
200,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.250% (Secured Overnight Financing Rate +0.200%), 7/1/2021	200,000
200,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.270% (Secured Overnight Financing Rate +0.220%), 7/1/2021	200,000
250,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.280% (Secured Overnight Financing Rate +0.230%), 7/1/2021	250,000
400,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.320% (Secured Overnight Financing Rate +0.270%), 7/1/2021	400,000
200,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.360% (Secured Overnight Financing Rate +0.310%), 7/1/2021	200,000
450,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.370% (Secured Overnight Financing Rate +0.320%), 7/1/2021	450,000
450,000		Federal National Mortgage Association Notes, 1.400%, 8/25/2021	450,861
		TOTAL GOVERNMENT AGENCIES	13,350,800
		U.S. TREASURIES—32.4%
		U.S. Treasury Bills—26.5%
2,000,000	[2]	United States Treasury Bills, 0.010%, 7/6/2021	1,999,997
1,000,000	[2]	United States Treasury Bills, 0.015%, 8/12/2021	999,983
1,000,000	[2]	United States Treasury Bills, 0.015%, 8/26/2021	999,977
1,000,000	[2]	United States Treasury Bills, 0.015%, 9/21/2021	999,966
700,000	[2]	United States Treasury Bills, 0.015% - 0.070%, 8/5/2021	699,979
400,000	[2]	United States Treasury Bills, 0.020%, 7/29/2021	399,994
1,000,000	[2]	United States Treasury Bills, 0.020%, 9/14/2021	999,958
2,100,000	[2]	United States Treasury Bills, 0.020% - 0.090%, 7/15/2021	2,099,967
1,000,000	[2]	United States Treasury Bills, 0.025%, 8/10/2021	999,972
1,000,000	[2]	United States Treasury Bills, 0.025%, 8/17/2021	999,967
1,500,000	[2]	United States Treasury Bills, 0.025%, 8/31/2021	1,499,937
600,000	[2]	United States Treasury Bills, 0.025%, 9/9/2021	599,971
500,000	[2]	United States Treasury Bills, 0.025%, 9/16/2021	499,973
1,000,000	[2]	United States Treasury Bills, 0.030%, 8/3/2021	999,973
300,000	[2]	United States Treasury Bills, 0.035%, 11/4/2021	299,963
Semi-Annual Shareholder Report
3

Principal Amount			Value
		U.S. TREASURIES—continued
		U.S. Treasury Bills—26.5%
$ 1,000,000	[2]	United States Treasury Bills, 0.040%, 9/23/2021	$999,907
1,000,000	[2]	United States Treasury Bills, 0.040%, 10/14/2021	999,883
1,500,000	[2]	United States Treasury Bills, 0.040%, 10/21/2021	1,499,814
1,200,000	[2]	United States Treasury Bills, 0.040%, 12/9/2021	1,199,785
500,000	[2]	United States Treasury Bills, 0.090%, 7/8/2021	499,991
1,500,000	[2]	United States Treasury Bills, 0.100%, 7/1/2021	1,500,000
620,000	[2]	United States Treasury Bills, 0.110%, 12/2/2021	619,708
		TOTAL	22,418,665
		U.S. Treasury Notes—5.9%
850,000	[1]	United States Treasury Floating Rate Notes, 0.084% (91-day T-Bill +0.034%), 7/7/2021	850,026
1,150,000	[1]	United States Treasury Floating Rate Notes, 0.099% (91-day T-Bill +0.049%), 7/7/2021	1,150,082
500,000	[1]	United States Treasury Floating Rate Notes, 0.105% (91-day T-Bill +0.055%), 7/7/2021	500,000
200,000	[1]	United States Treasury Floating Rate Notes, 0.204% (91-day T-Bill +0.154%), 7/7/2021	200,000
150,000	[1]	United States Treasury Floating Rate Notes, 0.350% (91-day T-Bill +0.300%), 7/7/2021	150,030
660,000		United States Treasury Notes, 1.250% - 1.500%, 10/31/2021	662,839
250,000		United States Treasury Notes, 1.750%, 5/15/2022	253,657
250,000		United States Treasury Notes, 1.875%, 5/31/2022	254,125
500,000		United States Treasury Notes, 2.000%, 8/31/2021	501,589
500,000		United States Treasury Notes, 2.875%, 11/15/2021	505,170
		TOTAL	5,027,518
		TOTAL U.S. TREASURIES	27,446,183
		REPURCHASE AGREEMENTS—51.8%
1,000,000		Interest in $1,600,000,000 joint repurchase agreement 0.02%, dated 5/13/2021 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,600,080,889 on 8/12/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $1,632,044,497.	1,000,000
15,000,000		Interest in $2,150,000,000 joint repurchase agreement 0.06%, dated 6/30/2021 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $2,150,003,285 on 7/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2051 and the market value of those underlying securities was $2,201,140,201.	15,000,000
1,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.08%, dated 2/9/2021 under which Royal Bank of Canada, New York Branch will repurchase securities provided as collateral for $1,000,400,000 on 8/9/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2060 and the market value of those underlying securities was $1,022,174,677.	1,000,000
16,846,000		Interest in $3,000,000,000 joint repurchase agreement 0.06%, dated 6/30/2021 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,004,583 on 7/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 6/1/2051 and the market value of those underlying securities was $3,060,004,676.	16,846,000
10,000,000		Interest in $200,000,000 joint repurchase agreement 0.06%, dated 6/30/2021 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $200,000,333 on 7/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 7/1/2051 and the market value of those underlying securities was $204,000,341.	10,000,000
		TOTAL REPURCHASE AGREEMENTS	43,846,000
		TOTAL INVESTMENT IN SECURITIES—100.0% (AT AMORTIZED COST)[3]	84,642,983
		OTHER ASSETS AND LIABILITIES - NET—(0.0)%[4]	(21,051)
		TOTAL NET ASSETS—100%	$84,621,932

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Discount rate(s) at time of purchase.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2021.
Semi-Annual Shareholder Report
4

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of June 30, 2021, all investments of the Fund are valued at amortized cost, which is a methodology utilizing Level 2 inputs.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2021[1]	Year Ended December 31,				Period Ended 12/31/2016[2]
		2020[1]	2019[1]	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income (loss)	—	0.003	0.019	0.015	0.002	0.000[3]
Net realized gain (loss)	0.000[3]	0.000[3]	0.000[3]	0.000[3]	0.004	—
Total From Investment Operations	0.000[3]	0.003	0.019	0.015	0.006	0.000[3]
Less Distributions:
Distributions from net investment income	—	(0.003)	(0.019)	(0.015)	(0.006)	(0.000)[3]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	0.00%[5]	0.31%	1.89%	1.50%	0.56%	0.06%
Ratios to Average Net Assets:
Net expenses[6]	0.06%[7]	0.26%	0.29%	0.38%	0.38%	—%
Net investment income	—%	0.23%	2.06%	0.84%	0.17%	0.02%[7]
Expense waiver/reimbursement[8]	0.41%[7]	0.21%	0.09%	—%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$0[9]	$0[9]	$0[9]	$0[9]	$0[9]	$0[9]

1
Certain ratios included in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized gain/loss amounts. Such differences are immaterial.

2	Reflects operations for the period from April 29, 2016 (date of initial investment) to December 31, 2016.
3	Represents less than $0.001.
4
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

5	Represents less than 0.01%.
6	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
7	Computed on an annualized basis.
8
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

9	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income (loss)	—	0.002	0.016	0.012	0.003	0.000[1]
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]	(0.000)[1]
Total From Investment Operations	0.000[1]	0.002	0.016	0.012	0.003	(0.000)[1]
Less Distributions:
Distributions from net investment income	—	(0.002)	(0.016)	(0.012)	(0.003)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.20%	1.64%	1.25%	0.31%	0.00%
Ratios to Average Net Assets:
Net expenses[4]	0.08%[5]	0.31%	0.63%	0.63%	0.63%	0.49%
Net investment income	—%	0.18%	1.66%	1.26%	0.30%	0.00%[3]
Expense waiver/reimbursement[6]	0.66%[5]	0.40%	0.09%	0.11%	0.07%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$84,622	$90,591	$80,054	$130,261	$93,719	$112,214

1	Represents less than $0.001.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

3	Represents less than 0.01%.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Statement of Assets and LiabilitiesJune 30, 2021 (unaudited)

Assets:
Investment in repurchase agreements	$43,846,000
Investment in securities	40,796,983
Total investment in securities, at amortized cost and fair value	84,642,983
Income receivable	12,881
Receivable for shares sold	7,045
Prepaid expenses	16,935
Total Assets	84,679,844
Liabilities:
Payable for shares redeemed	12,977
Payable to bank	13,279
Payable for investment adviser fee (Note 5)	2,406
Payable for administrative fee (Note 5)	181
Payable for custodian fees	3,475
Payable for legal fees	3,206
Payable for transfer agent fees	1,144
Payable for portfolio accounting fees	19,251
Accrued expenses (Note 5)	1,993
Total Liabilities	57,912
Net assets for 84,623,242 shares outstanding	$84,621,932
Net Assets Consist of:
Paid-in capital	$84,622,791
Total distributable earnings (loss)	(859)
Total Net Assets	$84,621,932
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Primary Shares:
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$84,621,832 ÷ 84,623,142 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Statement of OperationsSix Months Ended June 30, 2021 (unaudited)

Investment Income:
Interest	$32,857
Expenses:
Investment adviser fee (Note 5)	87,386
Administrative fee (Note 5)	35,070
Custodian fees	4,533
Transfer agent fees	2,540
Directors’/Trustees’ fees (Note 5)	821
Auditing fees	11,830
Legal fees	5,986
Portfolio accounting fees	38,043
Other service fees (Notes 2 and 5)	108,358
Printing and postage	22,039
Miscellaneous (Note 5)	3,015
TOTAL EXPENSES	319,621
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	(87,386)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(199,378)
TOTAL WAIVERS AND REIMBURSEMENTS	(286,764)
Net expenses	32,857
Net investment income	—
Net realized gain on investments	7
Change in net assets resulting from operations	$7
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2021	Year Ended 12/31/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$—	$163,806
Net realized gain (loss)	7	275
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7	164,081
Distributions to Shareholders:
Primary Shares	—	[1](0)
Service Shares	—	(163,816)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	—	(163,816)
Share Transactions:
Proceeds from sale of shares	19,111,202	61,398,870
Net asset value of shares issued to shareholders in payment of distributions declared	—	163,816
Cost of shares redeemed	(25,080,726)	(51,025,382)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(5,969,524)	10,537,304
Change in net assets	(5,969,517)	10,537,569
Net Assets:
Beginning of period	90,591,449	80,053,880
End of period	$84,621,932	$90,591,449

1	Represents less than $1.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Notes to Financial Statements
June 30, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes Government Money Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
The Fund’s Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Semi-Annual Shareholder Report
11

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $286,764 is disclosed in various locations in this Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Primary Shares and Service Shares to unaffiliated financial intermediaries for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the six months ended June 30, 2021, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$108,358	$(108,358)
For the six months ended June 30, 2021, the Fund’s Primary Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2021, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 6/30/2021		Year Ended 12/31/2020
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	—	—	—	—
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	—	$—	—	$—
	Six Months Ended 6/30/2021		Year Ended 12/31/2020
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	19,111,202	$19,111,202	61,398,870	$61,398,870
Shares issued to shareholders in payment of distributions declared	—	—	163,816	163,816
Shares redeemed	(25,080,726)	(25,080,726)	(51,025,382)	(51,025,382)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(5,969,524)	$(5,969,524)	10,537,304	$10,537,304
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(5,969,524)	$(5,969,524)	10,537,304	$10,537,304
Semi-Annual Shareholder Report
12

4. FEDERAL TAX INFORMATION
As of December 31, 2020, the Fund had a capital loss carryforward of $866 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$368	$498	$866
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended June 30, 2021, the Adviser voluntarily waived $87,386 of its fee and voluntarily reimbursed $91,020 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2021, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Primary Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2021, the Fund’s Primary Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.38% and 0.63% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Semi-Annual Shareholder Report
13

Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2021, there were no outstanding loans. During the six months ended June 30, 2021, the program was not utilized.
7. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report
14

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2021	Ending Account Value 6/30/2021	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,000.00	$[2]0.30
Service Shares	$1,000	$1,000.00	$[3]0.40
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,024.50	$[2]0.30
Service Shares	$1,000	$1,024.40	$[3]0.40

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	0.06%
Service Shares	0.08%

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Primary Shares current Fee Limit of 0.38% (as reflected in the Notes to Financial
Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.88 and $1.91, respectively.

3
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Service Shares current Fee Limit of 0.63% (as reflected in the Notes to Financial
Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.12 and $3.16, respectively.

Semi-Annual Shareholder Report
15

Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Government Money Fund II (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark,
Semi-Annual Shareholder Report
16

and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by the Adviser and/or its affiliates, in the form of voluntary fee waivers and/or expense reimbursements, in order for the Fund to maintain a positive yield.
Semi-Annual Shareholder Report
17

In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2020, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Semi-Annual Shareholder Report
18

Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the
Semi-Annual Shareholder Report
19

Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
Semi-Annual Shareholder Report
20

On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Semi-Annual Shareholder Report
21

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
22

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
23

Federated Hermes Government Money Fund II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916751
CUSIP 313916504
G00433-05 (8/21)
© 2021 Federated Hermes, Inc.

Semi-Annual Shareholder Report
June 30, 2021

Share Class	Primary	Service

Federated Hermes High Income Bond Fund II

A Portfolio of Federated Hermes Insurance Series
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2021 through June 30, 2021. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2021, the Fund’s index composition1 was as follows:
Index Classification	Percentage of Total Net Assets
Cable Satellite	8.4%
Media Entertainment	7.7%
Midstream	7.6%
Technology	7.2%
Health Care	6.8%
Independent Energy	5.8%
Automotive	5.6%
Packaging	5.0%
Insurance - P&C	4.5%
Gaming	4.4%
Pharmaceuticals	4.1%
Other[2]	30.5%
Cash Equivalents[3]	1.3%
Other Assets and Liabilities - Net[4]	1.1%
Total	100%

1
Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Bloomberg Barclays
U.S. Corporate High Yield 2% Issuer Capped Index (BBHY2%ICI). Individual portfolio securities that are not included in the BBHY2%ICI are assigned to an index classification by the Fund’s Adviser.

2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund’s total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
June 30, 2021 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—96.5%
	Aerospace/Defense—1.5%
$ 600,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	$633,750
450,000	TransDigm, Inc., Sr. Sub., 6.875%, 5/15/2026	476,107
775,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	808,906
100,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	106,510
250,000	TransDigm, Inc., Sr. Unsecd. Note, 144A, 4.625%, 1/15/2029	250,822
	TOTAL	2,276,095
	Airlines—0.5%
425,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	450,500
325,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.750%, 4/20/2029	351,813
	TOTAL	802,313
	Automotive—5.6%
575,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	592,526
50,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2026	51,634
125,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series WI, 6.500%, 4/1/2027	132,750
22,000	Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2025	23,485
25,000	Dana, Inc., Sr. Unsecd. Note, 4.250%, 9/1/2030	25,750
125,000	Dana, Inc., Sr. Unsecd. Note, 5.375%, 11/15/2027	133,310
400,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.096%, 5/4/2023	408,500
550,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	571,010
250,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.813%, 10/12/2021	252,188
300,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	314,625
300,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.063%, 11/1/2024	319,470
275,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	292,092
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	214,558
450,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	504,378
325,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	358,312
625,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	675,781
75,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	78,829
325,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	355,688
475,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2026	502,702
475,000	KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	488,039
45,000	Panther BF Aggregator 2 LP, Sec. Fac. Bond, 144A, 6.250%, 5/15/2026	47,995
1,125,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	1,227,881
650,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	675,090
300,000	Schaeffler Verwaltung Zw, 144A, 4.750%, 9/15/2026	307,431
	TOTAL	8,554,024
	Building Materials—2.6%
150,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	153,916
675,000	CD&R Waterworks Merger Subsidiary LLC, Sr. Unsecd. Note, 144A, 6.125%, 8/15/2025	690,883
150,000	Cornerstone Building Brands, Sr. Unsecd. Note, 144A, 6.125%, 1/15/2029	161,181
500,000	Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	519,550
350,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	346,983
50,000	Gyp Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	50,333
175,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	183,400
125,000	Masonite International Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/15/2026	129,774
50,000	SRS Distribution, Inc., Sr. Unsecd. Note, 144A, 6.125%, 7/1/2029	51,571
375,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	359,460
Semi-Annual Shareholder Report
2

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$ 750,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	$777,656
350,000		White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	375,072
200,000		White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	207,642
		TOTAL	4,007,421
		Cable Satellite—8.4%
450,000		Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	473,641
75,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	76,500
175,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	182,431
225,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	230,515
1,075,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	1,138,156
650,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	682,500
75,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	78,761
275,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	300,946
199,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.750%, 2/15/2026	206,145
450,000		CSC Holdings LLC, Sr. Unsecd. Note, 5.250%, 6/1/2024	488,229
225,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	212,904
325,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	323,955
300,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	302,217
450,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	442,062
350,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	364,000
350,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	388,101
350,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	385,163
125,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	134,375
50,000		DISH DBS Corp., Sr. Unsecd. Note, 7.375%, 7/1/2028	53,869
275,000		DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	311,781
575,000		DISH DBS Corp., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2029	568,491
325,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	186,469
225,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	133,554
225,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 8/1/2022	225,686
150,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2028	154,688
375,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	379,243
175,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2024	180,022
50,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/1/2027	52,506
450,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	490,928
850,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	895,687
625,000		UPC Broadband Finco BV, Sr. Note, 144A, 4.875%, 7/15/2031	627,219
325,000		Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	328,777
200,000		Virgin Media Secured Finance PLC, 144A, 5.500%, 8/15/2026	206,650
200,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	201,750
200,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	215,250
200,000		Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	196,755
200,000		Ziggo Bond Co. BV, Sr. Unsecd. Note, 144A, 5.125%, 2/28/2030	205,099
557,000		Ziggo Finance BV, Sec. Fac. Bond, 144A, 5.500%, 1/15/2027	580,143
200,000		Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	209,741
		TOTAL	12,814,909
		Chemicals—3.0%
150,000		Axalta Coat/Dutch Holding BV, Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	157,601
625,000		Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 4.875%, 7/15/2024	647,591
100,000		Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 6.750%, 12/1/2027	107,625
300,000		Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	306,529
Semi-Annual Shareholder Report
3

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Chemicals—continued
$ 175,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	$181,125
300,000	Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	298,875
475,000	Hexion, Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2027	513,050
150,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	167,553
750,000	Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	776,636
325,000	Polar US Borrower LLC, Sr. Unsecd. Note, 144A, 6.750%, 5/15/2026	326,063
250,000	PQ Corp., Sr. Unsecd. Note, 144A, 5.750%, 12/15/2025	257,615
725,000	Starfruit Finco BV, Sr. Unsecd. Note, 144A, 8.000%, 10/1/2026	769,406
	TOTAL	4,509,669
	Construction Machinery—1.0%
475,000	H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	467,993
150,000	Terex Corp., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2029	156,562
25,000	United Rentals, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	25,469
275,000	United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 5/15/2027	291,844
450,000	United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	466,828
75,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	77,400
	TOTAL	1,486,096
	Consumer Cyclical Services—2.5%
225,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	238,833
275,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	279,155
1,025,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	1,130,062
125,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	125,877
125,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	124,226
325,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	341,718
1,029,000	GW B-CR Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	1,141,717
375,000	Signal Parent, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/1/2029	361,408
75,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 5.500%, 7/15/2025	79,892
	TOTAL	3,822,888
	Consumer Products—1.2%
650,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	666,513
200,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	202,283
150,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	159,300
275,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	275,657
225,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	231,019
125,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 3.750%, 4/1/2031	120,766
100,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 5.125%, 1/15/2028	105,638
	TOTAL	1,761,176
	Diversified Manufacturing—1.1%
175,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 3.625%, 5/1/2029	177,677
850,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	893,256
175,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2024	177,363
125,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	135,244
250,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	278,796
	TOTAL	1,662,336
	Finance Companies—1.9%
325,000	LD Holdings Group LLC, Sr. Unsecd. Note, 144A, 6.125%, 4/1/2028	325,559
50,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 3/15/2027	51,838
650,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	702,858
100,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	110,846
100,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	111,825
Semi-Annual Shareholder Report
4

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Finance Companies—continued
$ 475,000	Quicken Loans, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/15/2028	$499,344
150,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	148,426
225,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	226,966
500,000	United Shore Financial Services, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	519,232
225,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	225,255
	TOTAL	2,922,149
	Food & Beverage—2.4%
475,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	488,086
175,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	183,479
200,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2025	212,750
750,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	851,276
175,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.200%, 7/15/2045	217,659
75,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 144A, 4.250%, 3/1/2031	85,281
75,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.500%, 9/15/2031	74,970
200,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	212,608
1,075,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	1,126,063
250,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	255,324
	TOTAL	3,707,496
	Gaming—4.4%
350,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	372,696
275,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	284,969
100,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	103,875
25,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 8.625%, 6/1/2025	27,591
50,000	CCM Merger, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2026	52,700
100,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 5.750%, 7/1/2025	105,500
275,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	291,844
475,000	Colt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	528,889
300,000	CRC Escrow Issuer LLC, Sr. Unsecd. Note, 144A, 5.250%, 10/15/2025	304,125
50,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	54,210
50,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 144A, 3.875%, 2/15/2029	50,909
77,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	81,441
175,000	MGM Resorts International, Sr. Unsecd. Note, 4.750%, 10/15/2028	186,287
425,000	MGM Resorts International, Sr. Unsecd. Note, 6.000%, 3/15/2023	455,462
75,000	MGM Resorts International, Sr. Unsecd. Note, 6.750%, 5/1/2025	80,435
175,000	Midwest Gaming Borrower LLC, 144A, 4.875%, 5/1/2029	175,437
750,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	784,612
50,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, 144A, 7.875%, 10/15/2024	52,559
100,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2029	100,125
50,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	52,000
50,000	Raptor Acquistion Corp./Raptor Co-Issuer LLC, Sec. Fac. Bond, 144A, 4.875%, 11/1/2026	50,761
125,000	Scientific Games International, Inc., 144A, 8.625%, 7/1/2025	137,031
225,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	254,395
75,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 8.250%, 3/15/2026	80,530
850,000	Star Group Holdings BV, Sr. Unsecd. Note, 144A, 7.000%, 7/15/2026	880,872
325,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	331,190
304,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2025	309,469
150,000	Twin River Worldwide Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 6/1/2027	160,038
25,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.500%, 2/15/2025	25,575
25,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/15/2030	25,742
Semi-Annual Shareholder Report
5

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Gaming—continued
$ 225,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2029	$239,512
	TOTAL	6,640,781
	Health Care—6.6%
25,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	26,143
75,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2028	80,216
125,000	AdaptHealth LLC, Sr. Unsecd. Note, 144A, 4.625%, 8/1/2029	126,884
100,000	Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	101,500
550,000	Avantor Funding, Inc., Sec. Fac. Bond, 144A, 4.625%, 7/15/2028	581,361
100,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 3.750%, 3/15/2029	101,517
100,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/15/2031	104,168
150,000	CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	152,438
500,000	CHS/Community Health Systems, Inc., 144A, 6.875%, 4/15/2029	524,692
150,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	160,322
50,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2029	53,566
50,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.625%, 2/15/2025	52,937
250,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	269,691
225,000	Davita, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	231,631
725,000	Global Medical Response, Inc., Sec. Fac. Bond, 144A, 6.500%, 10/1/2025	747,294
250,000	HCA, Inc., Sr. Unsecd. Note, 3.500%, 9/1/2030	266,499
475,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	536,394
150,000	HCA, Inc., Sr. Unsecd. Note, 5.625%, 9/1/2028	177,937
425,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/15/2026	492,150
150,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 5/1/2023	163,192
525,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	544,782
175,000	LifePoint Health, Inc., 144A, 6.750%, 4/15/2025	186,938
100,000	LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	101,350
100,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2029	97,642
625,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	674,516
350,000	MEDNAX, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2027	371,611
850,000	MPH Acquisition Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 11/1/2028	855,300
425,000	Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	405,080
50,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	53,424
50,000	Teleflex, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/1/2028	52,204
125,000	Tenet Healthcare Corp., 144A, 4.250%, 6/1/2029	126,719
25,000	Tenet Healthcare Corp., 144A, 4.625%, 6/15/2028	25,768
175,000	Tenet Healthcare Corp., 144A, 4.875%, 1/1/2026	181,729
300,000	Tenet Healthcare Corp., 144A, 5.125%, 11/1/2027	315,010
25,000	Tenet Healthcare Corp., 144A, 7.500%, 4/1/2025	27,035
275,000	Tenet Healthcare Corp., Sr. Secd. Note, 4.625%, 7/15/2024	279,698
375,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	409,687
225,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2028	240,410
150,000	Vizient, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2027	159,159
	TOTAL	10,058,594
	Health Insurance—0.9%
250,000	Centene Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2026	261,563
450,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	474,750
575,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	633,086
	TOTAL	1,369,399
	Independent Energy—5.5%
225,000	Antero Resources Corp., Sr. Unsecd. Note, 5.000%, 3/1/2025	230,562
Semi-Annual Shareholder Report
6

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$ 75,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	$76,641
25,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 7.625%, 2/1/2029	27,783
75,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 8.375%, 7/15/2026	85,406
50,000	Apache Corp., Sr. Unsecd. Note, 4.625%, 11/15/2025	54,142
125,000	Apache Corp., Sr. Unsecd. Note, 4.875%, 11/15/2027	135,549
125,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	125,156
100,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	104,962
50,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	55,100
98,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	135,815
250,000	Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	254,255
275,000	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	274,538
275,000	Centennial Resource Production, LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	281,611
50,000	Chesapeake Energy Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2026	52,890
50,000	Chesapeake Energy Corp., Sr. Unsecd. Note, 144A, 5.875%, 2/1/2029	54,188
50,000	Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 5.875%, 1/15/2030	51,063
475,000	Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	506,578
200,000	Continental Resources, Inc., Sr. Unsecd. Note, 4.375%, 1/15/2028	221,818
200,000	Continental Resources, Inc., Sr. Unsecd. Note, 144A, 5.750%, 1/15/2031	239,750
50,000	Crownrock LP/Crownrock F, Sr. Unsecd. Note, 144A, 5.000%, 5/1/2029	52,580
525,000	Crownrock LP/Crownrock F, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2025	544,869
25,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.500%, 1/30/2026	26,053
25,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	26,692
200,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 6.625%, 7/15/2025	214,603
75,000	EQT Corp., Sr. Unsecd. Note, 3.900%, 10/1/2027	80,437
50,000	EQT Corp., Sr. Unsecd. Note, 5.000%, 1/15/2029	55,818
150,000	EQT Corp., Sr. Unsecd. Note, 144A, 3.125%, 5/15/2026	153,916
75,000	EQT Corp., Sr. Unsecd. Note, 144A, 3.625%, 5/15/2031	78,380
50,000	Oasis Petroleum, Inc., Sr. Unsecd. Note, 144A, 6.375%, 6/1/2026	52,199
350,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	358,312
75,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 3.200%, 8/15/2026	75,778
275,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 3.500%, 6/15/2025	281,531
125,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 4.100%, 2/15/2047	116,563
225,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 4.300%, 8/15/2039	215,325
200,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 4.400%, 8/15/2049	192,271
250,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	278,444
125,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.125%, 1/1/2031	147,222
275,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.450%, 9/15/2036	329,150
275,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.625%, 9/1/2030	330,344
150,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 8.000%, 7/15/2025	179,817
100,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 8.875%, 7/15/2030	133,869
150,000	PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	153,880
225,000	PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	235,334
75,000	Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	77,719
200,000	Range Resources Corp., Sr. Unsecd. Note, 144A, 8.250%, 1/15/2029	225,753
150,000	Range Resources Corp., Sr. Unsecd. Note, Series WI, 9.250%, 2/1/2026	165,637
150,000	SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	148,687
50,000	SM Energy Co., Sr. Unsecd. Note, 6.500%, 7/15/2028	51,438
25,000	SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	25,738
100,000	SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	101,875
200,000	Southwestern Energy Co., Sr. Unsecd. Note, 8.375%, 9/15/2028	226,270
Semi-Annual Shareholder Report
7

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$ 175,000	[1,2,3]	Ultra Resources, Inc., Sr. Unsecd. Note, Escrow Security, 0.000%, 4/15/2025	$0
		TOTAL	8,304,311
		Industrial - Other—0.7%
75,000		Booz Allen Hamilton, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	76,690
50,000		Booz Allen Hamilton, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/1/2029	51,188
25,000		Madison Iaq LLC, Sec. Fac. Bond, 144A, 4.125%, 6/30/2028	25,281
400,000		Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	407,500
225,000		Vertical Holdco GmbH, Sr. Unsecd. Note, 144A, 7.625%, 7/15/2028	244,618
275,000		Vertical U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	290,125
		TOTAL	1,095,402
		Insurance - P&C—4.5%
500,000		Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	526,115
875,000		AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 7.750%, 7/1/2026	929,819
345,833		Ardonagh Midco 2 PLC, Sr. Unsecd. Note, 144A, 11.500% / 12.750% PIK, 1/15/2027	380,276
100,000		AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	100,200
600,000		AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	614,901
325,000		Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	332,543
225,000		GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	240,411
1,675,000		Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	1,741,280
1,025,000		NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	1,082,123
900,000		USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	913,964
		TOTAL	6,861,632
		Leisure—0.3%
350,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	362,002
50,000		Six Flags Theme Parks, Sec. Fac. Bond, 144A, 7.000%, 7/1/2025	53,951
		TOTAL	415,953
		Lodging—0.5%
175,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	173,047
75,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.375%, 5/1/2025	79,164
100,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	108,466
175,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	187,163
225,000		Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	234,281
		TOTAL	782,121
		Media Entertainment—7.5%
400,000		AMC Networks, Inc., Sec. Fac. Bond, 4.250%, 2/15/2029	404,000
100,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.750%, 8/1/2025	102,939
220,000		AMC Networks, Inc., Sr. Unsecd. Note, 5.000%, 4/1/2024	223,428
350,000		Audacy Capital Corp., 144A, 6.500%, 5/1/2027	365,302
325,000		Audacy Capital Corp., 144A, 6.750%, 3/31/2029	338,003
333,000		Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	348,836
350,000		Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 5.375%, 8/15/2026	227,080
350,000		Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	172,375
75,000		Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	81,338
325,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2030	324,278
250,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	258,438
100,000		iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	103,229
175,000		iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	183,295
931,114		iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	998,629
100,000		Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	105,675
100,000		Lamar Media Corp., Sr. Unsecd. Note, 144A, 3.625%, 1/15/2031	97,950
Semi-Annual Shareholder Report
8

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Media Entertainment—continued
$ 450,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	$458,775
325,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	342,750
650,000	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	668,687
425,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	451,031
125,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 4.500%, 7/15/2029	125,506
125,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 4.750%, 7/15/2031	125,469
325,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2025	335,286
75,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2028	79,305
175,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.875%, 10/1/2030	190,920
50,000	Outfront Media Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	50,413
325,000	Outfront Media Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	330,525
100,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 3.875%, 1/15/2029	99,351
250,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2031	249,524
300,000	Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	311,031
75,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	75,431
875,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	906,500
275,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	285,656
100,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.750%, 3/15/2026	106,625
325,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	340,987
925,000	Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	1,002,529
225,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 4.500%, 5/1/2029	227,207
350,000	Urban One, Inc., Sec. Fac. Bond, 144A, 7.375%, 2/1/2028	378,443
	TOTAL	11,476,746
	Metals & Mining—1.3%
225,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	237,042
450,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.875%, 3/1/2031	473,080
275,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	273,166
250,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.375%, 8/1/2028	264,375
150,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.625%, 8/1/2030	164,455
200,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.000%, 9/1/2027	211,823
75,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2029	83,046
200,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	241,832
	TOTAL	1,948,819
	Midstream—7.6%
175,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	195,668
400,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	448,360
475,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.375%, 6/15/2029	495,784
225,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	234,685
400,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	421,472
250,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.875%, 5/15/2026	280,225
425,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 5.625%, 10/1/2026	442,000
125,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 144A, 4.000%, 3/1/2031	130,781
125,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	134,531
175,000	Cheniere Energy, Inc., Sr. Secd. Note, 144A, 4.625%, 10/15/2028	184,844
575,000	CNX Midstream Partners LP/CNX Midstream Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 3/15/2026	603,894
175,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	179,032
75,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	76,400
325,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2031	335,299
375,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	419,220
51,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 4.750%, 7/15/2023	53,302
Semi-Annual Shareholder Report
9

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$ 275,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	$297,709
200,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 6.500%, 7/15/2048	214,425
175,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	190,719
275,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	288,823
225,000	Holly Energy Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	230,513
625,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	671,387
225,000	Oasis Midstream Partners, Sr. Unsecd. Note, 144A, 8.000%, 4/1/2029	239,835
150,000	Rattler Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.625%, 7/15/2025	157,875
75,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	79,594
450,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	473,580
175,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	179,375
250,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.500%, 8/15/2022	248,028
325,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	299,450
75,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	79,219
275,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.375%, 2/1/2027	287,188
475,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.875%, 4/15/2026	500,206
75,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	81,515
675,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	743,188
250,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	256,701
100,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.000%, 7/1/2022	101,754
200,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	214,261
25,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	26,762
150,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.750%, 8/15/2028	162,532
575,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	614,741
125,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.450%, 4/1/2044	135,291
75,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.500%, 8/15/2048	81,947
	TOTAL	11,492,115
	Oil Field Services—1.8%
175,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	183,034
700,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	745,297
225,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	220,953
150,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	144,300
75,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2029	77,344
150,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	154,805
200,000	Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/15/2025	159,509
425,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	454,869
550,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	577,462
	TOTAL	2,717,573
	Packaging—5.0%
850,000	ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	894,268
225,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	223,594
200,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	204,266
350,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	357,466
200,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	206,845
275,000	Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	270,289
225,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	238,239
300,000	Bway Holding Co., Sec. Fac. Bond, 144A, 5.500%, 4/15/2024	303,375
475,000	Bway Holding Co., Sr. Unsecd. Note, 144A, 7.250%, 4/15/2025	466,450
175,000	Crown Americas LLC/Crown Americas Capital Corp. VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	181,826
950,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2025	967,836
Semi-Annual Shareholder Report
10

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Packaging—continued
$ 700,000		Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2026	$730,446
425,000		Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2025	453,288
150,000		Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 5.875%, 8/15/2023	161,943
200,000		Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.375%, 8/15/2025	222,375
100,000		Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	108,950
150,000		Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.500%, 9/15/2025	168,287
500,000		Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	514,530
175,000		Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.250%, 8/1/2024	183,631
375,000		Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	394,481
300,000		Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	326,928
		TOTAL	7,579,313
		Paper—0.6%
625,000		Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	668,022
150,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	148,792
125,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	135,493
		TOTAL	952,307
		Pharmaceuticals—4.1%
200,000		Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.500%, 11/1/2025	205,450
175,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/30/2028	166,278
50,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	46,689
325,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/30/2030	302,656
225,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.250%, 2/15/2031	210,668
1,139,000		Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/15/2025	1,168,899
75,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	74,273
300,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	307,411
450,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	490,225
375,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.000%, 12/15/2025	402,581
431,000		Endo Dac/Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 6/30/2028	291,205
250,000		Endo Dac/Endo Finance LLC/Endo Finco, Inc., Term Loan - 2nd Lien, 144A, 9.500%, 7/31/2027	255,316
100,000		Endo Luxembourg Financial Co. I SARL, 144A, 6.125%, 4/1/2029	98,125
225,000		Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	236,700
175,000		Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 5.000%, 6/15/2028	190,036
275,000		Jazz Securities Designated Activity Co., 144A, 4.375%, 1/15/2029	285,464
925,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2025	646,950
575,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2023	404,892
200,000		Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	206,290
250,000		Syneos Health, Inc., Sr. Unsecd. Note, 144A, 3.625%, 1/15/2029	247,812
		TOTAL	6,237,920
		Restaurant—1.5%
250,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	253,787
178,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., Sr. Secd. Note, 144A, 4.250%, 5/15/2024	180,069
125,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan - 1st Lien, 144A, 3.500%, 2/15/2029	123,594
1,100,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan - 2nd Lien, 144A, 4.000%, 10/15/2030	1,065,625
75,000		KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, 144A, 4.750%, 6/1/2027	78,563
375,000		Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	394,768
75,000		Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	81,294
75,000		Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 7.750%, 4/1/2025	81,787
		TOTAL	2,259,487
		Retailers—0.4%
175,000		Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	187,658
Semi-Annual Shareholder Report
11

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Retailers—continued
$ 225,000		NMG Holding Co., Inc., 144A, 7.125%, 4/1/2026	$240,469
103,532	[4]	Party City Holdings, Inc., 144A, 5.750% (6-month USLIBOR 0.750% Floor +5.000%), 7/15/2025	98,485
75,000		William Carter Co., Sr. Unsecd. Note, 144A, 5.500%, 5/15/2025	79,579
		TOTAL	606,191
		Supermarkets—0.6%
96,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.750%, 3/15/2025	98,473
625,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	618,750
75,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	80,905
50,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	55,028
		TOTAL	853,156
		Technology—7.2%
350,000		Banff Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.750%, 9/1/2026	368,812
250,000		Black Knight InfoServ LLC, Sr. Unsecd. Note, 144A, 3.625%, 9/1/2028	249,058
100,000		Boxer Parent Co., Inc., 144A, 9.125%, 3/1/2026	105,917
75,000		BY Crown Parent LLC/BY Bond Finance, Inc., 144A, 4.250%, 1/31/2026	78,713
375,000		Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	400,466
150,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 3.250%, 2/15/2029	152,168
75,000		Clarivate Science Holdings Corp., Sec. Fac. Bond, 144A, 3.875%, 6/30/2028	75,777
125,000		Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	128,438
900,000		Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2024	925,272
50,000		Diebold Nixdorf, Inc., Sr. Secd. Note, 144A, 9.375%, 7/15/2025	55,597
100,000		Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	100,000
100,000		Gartner, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2030	102,436
25,000		Gartner, Inc., Sr. Unsecd. Note, 144A, 4.500%, 7/1/2028	26,436
225,000		Helios Software Holdings, Sec. Fac. Bond, 144A, 4.625%, 5/1/2028	220,923
675,000		JDA Escrow LLC/JDA Bond Finance, Inc., Sr. Unsecd. Note, 144A, 7.375%, 10/15/2024	688,513
350,000		Logan Merger Sub, Inc., Sr. Secd. Note, 144A, 5.500%, 9/1/2027	362,967
300,000		NCR Corp., 144A, 5.125%, 4/15/2029	309,750
250,000		NCR Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	258,890
350,000		NCR Corp., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2030	363,573
50,000		NCR Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/1/2027	53,006
150,000		NCR Corp., Sr. Unsecd. Note, 144A, 8.125%, 4/15/2025	164,325
150,000		PTC, Inc., Sr. Unsub., 144A, 3.625%, 2/15/2025	154,989
200,000		Qorvo, Inc., Sr. Unsecd. Note, 4.375%, 10/15/2029	218,288
325,000		Rackspace Technology, Inc., 144A, 3.500%, 2/15/2028	314,893
350,000		Rackspace Technology, Inc., Sr. Unsecd. Note, 144A, 5.375%, 12/1/2028	359,187
450,000		Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	447,147
75,000		Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	78,924
300,000		Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 3.125%, 7/15/2029	291,084
225,000		Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 3.375%, 7/15/2031	217,725
200,000		Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	203,267
75,000		Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	79,143
75,000		Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	74,256
625,000		SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	663,828
120,000		Star Merger Sub, Inc., 144A, 6.875%, 8/15/2026	127,619
510,000		Star Merger Sub, Inc., Sr. Unsecd. Note, 144A, 10.250%, 2/15/2027	564,993
100,000		Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	100,625
1,200,000		Tempo Acquisition LLC, Sr. Unsecd. Note, 144A, 6.750%, 6/1/2025	1,220,256
150,000		TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	151,097
Semi-Annual Shareholder Report
12

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$ 475,000		Veritas US, Inc./Veritas Bermuda, Ltd., Sr. Secd. Note, 144A, 7.500%, 9/1/2025	$495,914
		TOTAL	10,954,272
		Transportation Services—0.3%
375,000		Watco Cos LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	402,345
		Utility - Electric—2.7%
300,000		Calpine Corp., 144A, 4.500%, 2/15/2028	306,375
135,000		Calpine Corp., 144A, 5.250%, 6/1/2026	139,248
325,000		Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	309,944
25,000		Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	24,649
25,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	24,925
175,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	178,310
775,000		Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	811,425
450,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.250%, 5/15/2026	467,649
50,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2031	49,198
300,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	319,533
50,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	53,401
125,000		Pattern Energy Operations LP/Pattern Energy Operations, Inc., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2028	129,712
50,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.250%, 1/31/2023	51,382
50,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	51,309
475,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	504,350
75,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 4.375%, 5/1/2029	75,469
175,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	180,977
400,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	415,500
		TOTAL	4,093,356
		Wireless Communications—0.8%
200,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 2.250%, 2/15/2026	201,750
150,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 2.625%, 2/15/2029	148,312
125,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 2.875%, 2/15/2031	124,219
150,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.500%, 2/1/2026	153,309
250,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2028	268,125
225,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 144A, 2.250%, 2/15/2026	226,969
125,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 144A, 3.375%, 4/15/2029	129,303
		TOTAL	1,251,987
		TOTAL CORPORATE BONDS (IDENTIFIED COST $141,115,406)	146,680,352
		COMMON STOCKS—0.8%
		Chemicals—0.1%
5,488	[2]	Hexion Holdings Corp.	101,528
		Independent Energy—0.2%
3,175		Oasis Petroleum, Inc.	319,246
		Media Entertainment—0.2%
7,915	[2]	iHeartMedia, Inc.	213,151
		Oil Field Services—0.3%
12,990	[2,3]	Superior Energy Services, Inc.	513,105
		TOTAL COMMON STOCKS (IDENTIFIED COST $941,280)	1,147,030
		FLOATING RATE LOANS—0.3%
		Health Care—0.2%
$ 339,100	[4]	Envision Healthcare Corp., PIK Term Loan - 1st Lien, Series B, 5.500% (1-month USLIBOR 1.000% Floor +4.500%), 10/10/2025	273,292
Semi-Annual Shareholder Report
13

Principal Amount or Shares			Value
		FLOATING RATE LOANS—continued
		Independent Energy—0.1%
$ 202,000	[4]	Ascent Resources Utica Holdings, LLC, Term Loan - 2nd Lien, 10.000% (3-month USLIBOR 1.000% Floor +9.000%), 11/1/2025	$223,715
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $782,307)	497,007
		WARRANT—0.0%
		Independent Energy—0.0%
2,751	[2]	Chesapeake Energy Corp., Warrants, Expiration Date 2/9/2026 (IDENTIFIED COST $267,010)	73,947
		REPURCHASE AGREEMENT—1.3%
$1,958,000		Interest in $2,496,000,000 joint repurchase agreement 0.06%, dated 6/30/2021 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,496,003,813 on 7/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/20/2050 and the market value of those underlying securities was $2,545,923,890. (IDENTIFIED COST $1,958,000)	1,958,000
		TOTAL INVESTMENT IN SECURITIES—98.9% (IDENTIFIED COST $145,064,003)[5]	150,356,336
		OTHER ASSETS AND LIABILITIES - NET—1.1%[6]	1,682,310
		TOTAL NET ASSETS—100%	$152,038,646

1	Issuer in default.
2	Non-income-producing security.
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

4	Floating/variable note with current rate and current maturity or next reset date shown.
5	The cost of investments for federal tax purposes amounts to $145,295,425.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$146,680,352	$0	$146,680,352
Floating Rate Loans	—	497,007	—	497,007
Warrant	73,947	—	—	73,947
Equity Securities:
Common Stocks
Domestic	633,925	—	513,105	1,147,030
Repurchase Agreement	—	1,958,000	—	1,958,000
TOTAL SECURITIES	$707,872	$149,135,359	$513,105	$150,356,336
Semi-Annual Shareholder Report
14

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
PIK	—Payment in Kind
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$6.41	$6.53	$6.07	$6.82	$6.84	$6.36
Income From Investment Operations:
Net investment income (loss)[1]	0.14	0.30	0.33	0.34	0.36	0.37
Net realized and unrealized gain (loss)	0.09	(0.05)	0.53	(0.55)	0.09	0.53
Total From Investment Operations	0.23	0.25	0.86	(0.21)	0.45	0.90
Less Distributions:
Distributions from net investment income	(0.32)	(0.37)	(0.40)	(0.54)	(0.47)	(0.42)
Net Asset Value, End of Period	$6.32	$6.41	$6.53	$6.07	$6.82	$6.84
Total Return[2]	3.70%	5.59%	14.54%	(3.29)%	6.94%	14.82%
Ratios to Average Net Assets:
Net expenses[3]	0.81%[4]	0.81%	0.81%	0.81%	0.78%	0.72%
Net investment income	4.48%[4]	4.95%	5.26%	5.27%	5.26%	5.74%
Expense waiver/reimbursement[5]	0.03%[4]	0.03%	0.02%	0.01%	0.00%[6]	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$96,952	$109,888	$109,538	$106,628	$192,194	$190,070
Portfolio turnover	19%	36%	31%	18%	32%	26%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$6.38	$6.49	$6.04	$6.78	$6.81	$6.33
Income From Investment Operations:
Net investment income (loss)[1]	0.13	0.28	0.31	0.32	0.34	0.35
Net realized and unrealized gain (loss)	0.08	(0.03)	0.52	(0.54)	0.09	0.53
Total From Investment Operations	0.21	0.25	0.83	(0.22)	0.43	0.88
Less Distributions:
Distributions from net investment income	(0.30)	(0.36)	(0.38)	(0.52)	(0.46)	(0.40)
Net Asset Value, End of Period	$6.29	$6.38	$6.49	$6.04	$6.78	$6.81
Total Return[2]	3.46%	5.46%	14.13%	(3.43)%	6.56%	14.53%
Ratios to Average Net Assets:
Net expenses[3]	1.06%[4]	1.06%	1.06%	1.06%	1.03%	0.96%
Net investment income	4.22%[4]	4.70%	4.99%	5.03%	5.01%	5.48%
Expense waiver/reimbursement[5]	0.03%[4]	0.03%	0.02%	0.01%	0.00%[6]	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$55,087	$50,322	$58,591	$43,012	$50,284	$49,183
Portfolio turnover	19%	36%	31%	18%	32%	26%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Statement of Assets and LiabilitiesJune 30, 2021 (unaudited)

Assets:
Investment in securities, at value (identified cost $145,064,003)	$150,356,336
Income receivable	2,321,748
Receivable for investments sold	791
Receivable for shares sold	43,270
Other receivable	18,341
Total Assets	152,740,486
Liabilities:
Payable for investments purchased	620,591
Payable for shares redeemed	15,532
Payable to bank	16,424
Payable for investment adviser fee (Note 5)	2,326
Payable for administrative fee (Note 5)	325
Payable for portfolio accounting fees	21,889
Payable for distribution services fee (Note 5)	11,152
Accrued expenses (Note 5)	13,601
Total Liabilities	701,840
Net assets for 24,102,862 shares outstanding	$152,038,646
Net Assets Consist of:
Paid-in capital	$157,190,211
Total distributable earnings (loss)	(5,151,565)
Total Net Assets	$152,038,646
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Primary Shares:
$96,952,133 ÷ 15,346,274 shares outstanding, no par value, unlimited shares authorized	$6.32
Service Shares:
$55,086,513 ÷ 8,756,588 shares outstanding, no par value, unlimited shares authorized	$6.29
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Statement of OperationsSix Months Ended June 30, 2021 (unaudited)

Investment Income:
Interest	$4,232,566
Dividends	4,047
TOTAL INCOME	4,236,613
Expenses:
Investment adviser fee (Note 5)	480,462
Administrative fee (Note 5)	66,062
Custodian fees	7,547
Transfer agent fees	7,792
Directors’/Trustees’ fees (Note 5)	978
Auditing fees	17,040
Legal fees	5,678
Portfolio accounting fees	54,059
Distribution services fee (Note 5)	63,769
Printing and postage	24,870
Miscellaneous (Note 5)	12,937
TOTAL EXPENSES	741,194
Waiver of investment adviser fee (Note 5)	(24,878)
Net expenses	716,316
Net investment income	3,520,297
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	814,640
Net change in unrealized appreciation of investments	1,431,658
Net realized and unrealized gain (loss) on investments	2,246,298
Change in net assets resulting from operations	$5,766,595
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2021	Year Ended 12/31/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,520,297	$7,308,170
Net realized gain (loss)	814,640	(1,116,433)
Net change in unrealized appreciation/depreciation	1,431,658	2,255,015
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,766,595	8,446,752
Distributions to Shareholders:
Primary Shares	(5,363,823)	(5,812,160)
Service Shares	(2,367,247)	(2,736,746)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,731,070)	(8,548,906)
Share Transactions:
Proceeds from sale of shares	17,243,673	37,016,529
Net asset value of shares issued to shareholders in payment of distributions declared	7,731,065	8,548,900
Cost of shares redeemed	(31,182,355)	(53,381,895)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(6,207,617)	(7,816,466)
Change in net assets	(8,172,092)	(7,918,620)
Net Assets:
Beginning of period	160,210,738	168,129,358
End of period	$152,038,646	$160,210,738
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Notes to Financial Statements
June 30, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes High Income Bond Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to seek high current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report
21

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $24,878 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2021, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Semi-Annual Shareholder Report
22

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 6/30/2021		Year Ended 12/31/2020
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	1,654,305	$10,505,642	4,782,556	$28,203,580
Shares issued to shareholders in payment of distributions declared	875,012	5,363,823	1,181,333	5,812,160
Shares redeemed	(4,329,242)	(27,400,958)	(5,600,398)	(33,846,638)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(1,799,925)	$(11,531,493)	363,491	$169,102
	Six Months Ended 6/30/2021		Year Ended 12/31/2020
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,073,119	$6,738,031	1,481,388	$8,812,949
Shares issued to shareholders in payment of distributions declared	387,437	2,367,242	558,519	2,736,740
Shares redeemed	(596,755)	(3,781,397)	(3,171,995)	(19,535,257)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	863,801	$5,323,876	(1,132,088)	$(7,985,568)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(936,124)	$(6,207,617)	(768,597)	$(7,816,466)
4. FEDERAL TAX INFORMATION
At June 30, 2021, the cost of investments for federal tax purposes was $145,295,425. The net unrealized appreciation of investments for federal tax purposes was $5,060,911. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,029,693 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,968,782.
As of December 31, 2020, the Fund had a capital loss carryforward of $14,298,748 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$—	$14,298,748	$14,298,748
Semi-Annual Shareholder Report
23

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2021, the Adviser voluntarily waived $24,878 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2021, the annualized fee paid to FAS was 0.082% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. For the six months ended June 30, 2021, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$63,769
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2021, FSC did not retain any fees paid by the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS and FSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.81% and 1.06% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2021, were as follows:
Purchases	$29,896,683
Sales	$38,524,234
Semi-Annual Shareholder Report
24

7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2021, the Fund had no outstanding loans. During the six months ended June 30, 2021, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2021, there were no outstanding loans. During the six months ended June 30, 2021, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report
25

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2021	Ending Account Value 6/30/2021	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,037.00	$4.09
Service Shares	$1,000	$1,034.60	$5.35
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,020.78	$4.06
Service Shares	$1,000	$1,019.54	$5.31

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	0.81%
Service Shares	1.06%
Semi-Annual Shareholder Report
26

Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes High Income Bond Fund II (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark,
Semi-Annual Shareholder Report
27

and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
Semi-Annual Shareholder Report
28

The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year, three-year and five-year periods ended December 31, 2020, the Fund’s performance was above the median of the Performance Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
Semi-Annual Shareholder Report
29

While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In
Semi-Annual Shareholder Report
30

addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Semi-Annual Shareholder Report
31

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Insurance Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes High Income Bond Fund II (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report
32

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
33

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
34

Federated Hermes High Income Bond Fund II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916306
CUSIP 313916843
G00433-02 (8/21)
© 2021 Federated Hermes, Inc.

Semi-Annual Shareholder Report
June 30, 2021

Share Class	Primary	Service

Federated Hermes Kaufmann Fund II

A Portfolio of Federated Hermes Insurance Series
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2021 through June 30, 2021. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2021, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Health Care	35.1%
Information Technology	22.6%
Industrials	11.3%
Consumer Discretionary	9.4%
Financials	8.1%
Materials	6.4%
Consumer Staples	1.8%
Real Estate	1.7%
Communication Services	1.6%
Energy	1.3%
Utilities	0.2%
Securities Lending Collateral[2]	1.4%
Cash Equivalents[3]	0.8%
Other Assets and Liabilities—Net[4]	(1.7)%
TOTAL	100%

1
Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.

2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
June 30, 2021 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—99.2%
		Communication Services—1.6%
8,700		Activision Blizzard, Inc.	$830,328
20,180	[1]	Playtika Holding Corp.	481,091
3,380	[1]	Take-Two Interactive Software, Inc.	598,328
37,000	[1]	ZoomInfo Technologies, Inc.	1,930,290
		TOTAL	3,840,037
		Consumer Discretionary—9.4%
5,540	[1]	Airbnb, Inc.	848,396
3,605	[1]	Alibaba Group Holding Ltd., ADR	817,542
651	[1]	Amazon.com, Inc.	2,239,544
8,316	[1]	Chegg, Inc.	691,143
400	[1]	Chewy, Inc.	31,884
300	[1]	Chipotle Mexican Grill, Inc.	465,102
2,769		Choice Hotels International, Inc.	329,123
3,800	[1],[2]	Coupang LLC	158,916
8,357	[1],[2]	DraftKings, Inc.	435,985
8,309	[1]	Etsy, Inc.	1,710,324
26,000	[1,3]	Fisker, Inc.	501,280
20,674	[1]	Floor & Decor Holdings, Inc.	2,185,242
2,100		Home Depot, Inc.	669,669
3,950	[1]	Just Eat Takeaway.com NV	364,828
17,000	[1]	Las Vegas Sands Corp.	895,730
3,500	[1]	Lululemon Athletica, Inc.	1,277,395
983	[1]	Mercadolibre, Inc.	1,531,308
17,161		Moncler S.p.A	1,161,685
714,400		NagaCorp Ltd.	689,161
8,392	[1]	Planet Fitness, Inc.	631,498
825		Vail Resorts, Inc.	261,129
17,560		Wingstop, Inc.	2,767,983
13,510	[1]	YETI Holdings, Inc.	1,240,488
		TOTAL	21,905,355
		Consumer Staples—1.8%
500		Costco Wholesale Corp.	197,835
2,320		Estee Lauder Cos., Inc., Class A	737,946
4,211	[1]	Freshpet, Inc.	686,224
8,600	[1]	Grocery Outlet Holding Corp.	298,076
83,300	[1]	Oatly Group AB, ADR	2,037,518
15,850	[1]	The Duckhorn Portfolio, Inc.	349,651
		TOTAL	4,307,250
		Energy—1.3%
63,200	[2]	New Fortress Energy, Inc.	2,394,016
4,100		Pioneer Natural Resources, Inc.	666,332
		TOTAL	3,060,348
		Financials—8.1%
23,100		Apollo Global Management LLC	1,436,820
16,095		Artisan Partners Asset Management, Inc.	817,948
2,400		BlackRock, Inc.	2,099,928
7,500	[1],[2]	Blue Owl Capital, Inc.	96,600
Semi-Annual Shareholder Report
2

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
275,000	[1],[4]	Blue Owl Capital, Inc.	$3,024,658
2,748	[1],[2]	Coinbase Global, Inc.	696,068
128,900		FinecoBank Banca Fineco SPA	2,252,461
1,400		Goldman Sachs Group, Inc.	531,342
28,339	[1]	Hamilton Lane Alliance Holdings I, Inc.	276,305
21,500		Hamilton Lane, Inc.	1,959,080
20,200		Housing Development Finance Corp. Ltd.	674,620
33,400		KKR & Co., Inc, Class Common	1,978,616
1,300		London Stock Exchange Group PLC	143,387
500	[1]	Markel Corp.	593,355
2,075		MSCI, Inc., Class A	1,106,141
39,004	[2]	StepStone Group, Inc.	1,341,738
		TOTAL	19,029,067
		Health Care—34.8%
5,500		Abbott Laboratories	637,615
3,500	[1,3],[4]	Adagio Therapeutics, Inc.	273,300
3,642	[1]	Agilon health, Inc.	147,756
32,196	[1]	Akouos, Inc.	404,060
37,034	[1]	Albireo Pharma, Inc.	1,302,856
65,629	[1]	Alector, Inc.	1,367,052
11,609	[1]	Alnylam Pharmaceuticals, Inc.	1,967,958
36,400	[1]	Amphastar Pharmaceuticals, Inc.	733,824
27,700	[1]	Annexon, Inc.	623,527
45,996	[1]	Arcturus Therapeutics Holdings, Inc.	1,556,505
26,021	[1]	Argenx SE	7,839,057
24,873	[1]	Avidity Biosciences LLC	614,612
27,303	[1]	Avrobio, Inc.	242,724
76,233	[1]	Calithera Biosciences, Inc.	159,327
24,100	[1]	Catalent, Inc.	2,605,692
7,000	[1],[2]	Century Therapeutics, Inc.	205,380
7,369	[1],[4]	Century Therapeutics, Inc.	174,556
1,076,793	[1],[4]	CeQur SA	297,216
23,800	[1]	ContraFect Corp.	104,720
137,500	[1]	Corcept Therapeutics, Inc.	3,025,000
6,418	[1]	CRISPR Therapeutics AG	1,039,010
13,600		Danaher Corp.	3,649,696
8,100	[1]	Dexcom, Inc.	3,458,700
1,893	[1]	Doximity, Inc.	110,173
193,800	[1]	Dynavax Technologies Corp.	1,908,930
6,236	[1]	Editas Medicine, Inc.	353,207
7,700	[1]	Edwards Lifesciences Corp.	797,489
3,200	[1]	Fate Therapeutics, Inc.	277,728
27,400	[1],[2]	Frequency Therapeutics, Inc.	272,904
5,088	[1]	Frequency Therapeutics, Inc.	50,676
127,397	[1]	Gamida Cell Ltd.	816,615
4,200	[1]	Genmab A/S	1,713,104
16,300	[1]	Genmab A/S, ADR	665,529
12,200	[1]	Gossamer Bio, Inc.	99,064
15,525	[1]	Gracell Biotechnologies, Inc., ADR	201,825
8,060	[1],[2]	Graphite Bio, Inc.	247,684
Semi-Annual Shareholder Report
3

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
14,237	[1]	IDEAYA Biosciences, Inc.	$298,835
1,700	[1]	IDEXX Laboratories, Inc.	1,073,635
10,000	[1,3]	Immatics N.V.	116,100
9,400	[1],[2]	Immatics N.V.	109,134
7,100	[1]	Insulet Corp.	1,949,021
5,048	[1]	Intellia Therapeutics, Inc.	817,322
715	[1]	Intuitive Surgical, Inc.	657,543
21,500	[1]	Kaleido Biosciences, Inc.	159,960
11,800	[1]	Karuna Therapeutics, Inc.	1,345,082
25,503	[1]	Legend Biotech Corp., ADR	1,046,898
8,235	[1]	Lyell Immunopharma, Inc.	133,736
34,800	[1]	Merus NV	733,236
137,800	[1]	Minerva Neurosciences, Inc.	319,696
13,900	[1]	Moderna, Inc.	3,266,222
20,852	[1],[2]	Molecular Partners AG	424,388
2,987	[1],[2]	Molecular Partners AG, ADR	60,935
1,300	[1]	Morphic Holding, Inc.	74,607
16,762	[1],[4]	NeoGenomics, Inc.	612,598
14,887	[1]	Orchard Therapeutics PLC	65,354
29,312	[1]	Orchard Therapeutics PLC, ADR	128,680
81,200	[1]	Otonomy, Inc.	181,076
7,049	[1]	Privia Health Group, Inc.	312,764
5,500	[1]	Repligen Corp.	1,097,910
17,262	[1]	Rezolute, Inc.	246,329
34,612	[1]	Rhythm Pharmaceuticals, Inc.	677,703
13,066	[1]	Rubius Therapeutics, Inc.	318,941
6,083	[1]	Sarepta Therapeutics, Inc.	472,892
13,770	[1],[2]	Scynexis, Inc.	101,347
55,391	[1]	Seres Therapeutics, Inc.	1,321,075
8,815	[1]	Stoke Therapeutics, Inc.	296,713
3,300		Stryker Corp.	857,109
10,114	[1]	Surgery Partners, Inc.	673,795
55,000	[1],[4]	Talkspace, Inc.	374,163
23,800	[1]	Tandem Diabetes Care, Inc.	2,318,120
36,010	[1]	Translate Bio, Inc.	991,715
12,620	[1]	Turning Point Therapeutics, Inc.	984,612
47,616	[1]	Ultragenyx Pharmaceutical, Inc.	4,540,185
47,100	[1]	UniQure N.V.	1,450,680
16,500	[1]	Veeva Systems, Inc.	5,130,675
4,630	[1]	Verve Therapeutics, Inc.	278,957
25,459	[1]	Zai Lab Ltd., ADR	4,505,988
15,734	[1]	Zentalis Pharmaceuticals, LLC	837,049
5,374	[1]	Zogenix, Inc.	92,863
		TOTAL	81,400,714
		Industrials—11.3%
41,740	[1]	Azek Co., Inc.	1,772,280
28,500	[1]	Azul S.A., ADR	752,400
17,413	[1]	Colfax Corp.	797,690
35,300	[1]	CoStar Group, Inc.	2,923,546
19,300	[1]	Dun & Bradstreet Holdings, Inc.	412,441
Semi-Annual Shareholder Report
4

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
7,220	[1]	Generac Holdings, Inc.	$2,997,383
17,100		HEICO Corp.	2,384,082
10,441		IHS Markit Ltd.	1,176,283
20,162	[1]	Ingersoll-Rand, Inc.	984,107
37,400	[1]	Mercury Systems, Inc.	2,478,872
8,000	[1]	Plug Power, Inc.	273,520
1,500		Roper Technologies, Inc.	705,300
6,500		Timken Co.	523,835
13,000		Trane Technologies PLC	2,393,820
21,096	[1]	Trex Co., Inc.	2,156,222
10,850	[1]	Upwork, Inc.	632,447
2,800		Verisk Analytics, Inc.	489,216
19,500	[1]	XPO Logistics, Inc.	2,727,855
		TOTAL	26,581,299
		Information Technology—22.6%
1,300	[1]	Adobe, Inc.	761,332
34,832	[1]	Advanced Micro Devices, Inc.	3,271,770
5,900	[1]	Ansys, Inc.	2,047,654
7,616	[1]	Coupa Software, Inc.	1,996,230
2,805	[1]	DocuSign, Inc.	784,194
18,163	[1]	Envestnet, Inc.	1,377,845
5,600	[1]	Everbridge, Inc.	762,048
8,000		Fidelity National Information Services, Inc.	1,133,360
49,600	[1]	GDS Holdings Ltd., ADR	3,893,104
7,580	[1]	GoDaddy, Inc.	659,157
55,000	[1],[4]	Ironsource, Ltd.	463,291
37,300		Marvell Technology, Inc.	2,175,709
53,741		McAfee Corp.	1,505,823
15,359	[1]	Medallia, Inc.	518,366
49,200	[1]	Nexi SpA	1,080,568
50,000	[1]	PagSeguro Digital Ltd.	2,796,000
80,000	[1]	Paysafe Ltd.	968,800
13,900	[1]	Q2 Holdings, Inc.	1,425,862
27,450	[1]	Qualtrics International, Inc.	1,049,962
33,000	[1]	Radware Ltd.	1,015,740
15,900	[1]	Rapid7, Inc.	1,504,617
2,900	[1]	Salesforce.com, Inc.	708,383
7,000	[1]	ServiceNow, Inc.	3,846,850
5,850	[1]	Shopify, Inc.	8,546,733
10,400	[1]	Splunk, Inc.	1,503,632
21,705	[1]	TaskUs, Inc.	743,179
4,900	[1]	Tyler Technologies, Inc.	2,216,613
6,700	[1]	Unity Software, Inc.	735,861
52,500	[1],[4]	WM Technology, Inc.	784,532
11,462	[1]	Workday, Inc.	2,736,438
		TOTAL	53,013,653
		Materials—6.4%
46,000		Agnico Eagle Mines Ltd.	2,780,700
14,200		Ball Corp.	1,150,484
86,000		Barrick Gold Corp.	1,778,480
Semi-Annual Shareholder Report
5

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Materials—continued
6,875		Eagle Materials, Inc.	$977,006
4,700		Franco-Nevada Corp.	682,061
43,700		Newmont Corp.	2,769,706
12,868	[1]	PureCycle Technologies, Inc.	304,328
8,100		Scotts Miracle-Gro Co.	1,554,552
10,770		Sherwin-Williams Co.	2,934,287
		TOTAL	14,931,604
		Real Estate—1.7%
19,400		Americold Realty Trust	734,290
5,300		Crown Castle International Corp.	1,034,030
22,265		MGM Growth Properties LLC	815,344
7,704	[1]	Ryman Hospitality Properties	608,308
15,265		STAG Industrial, Inc.	571,369
650		Sun Communities, Inc.	111,410
		TOTAL	3,874,751
		Utilities—0.2%
5,643		NextEra Energy, Inc.	413,519
		TOTAL COMMON STOCKS (IDENTIFIED COST $121,530,055)	232,357,597
		WARRANTS—0.3%
		Financials—0.0%
9,446	[1]	Hamilton Lane Alliance Holdings I, Inc., Warrants, Expiration Date 1/8/2026	9,210
		Health Care—0.3%
11,450	[1]	Catabasis Pharmaceuticals, Inc., Warrants, Expiration Date 2/8/2024	13,097
21,500	[1]	Catabasis Pharmaceuticals, Inc., Warrants, Expiration Date 6/22/2022	14,508
87,500	[1]	ContraFect Corp., Warrants, Expiration Date 7/20/2022	1,409
42,500	[1]	ContraFect Corp., Warrants, Expiration Date 7/27/2021	0
10,000	[1]	Dynavax Technologies Corp., Warrants, Expiration Date 2/12/2022	57,154
4,700	[1]	Immatics N.V., Warrants, Expiration Date 12/31/2025	16,168
5,696	[1]	Rezolute, Inc., Warrants, Expiration Date 10/8/2027	78,930
53,000	[1]	Scynexis, Inc., Warrants, Expiration Date 1/1/2099	390,080
26,500	[1]	Scynexis, Inc., Warrants, Expiration Date 12/21/2021	40,754
2,520	[1]	Scynexis, Inc., Warrants, Expiration Date 3/8/2023	2,600
26,500	[1]	Scynexis, Inc., Warrants, Expiration Date 5/21/2024	93,121
		TOTAL	707,821
		TOTAL WARRANTS (IDENTIFIED COST $353,334)	717,031
		REPURCHASE AGREEMENTS—2.2%
$1,803,000		Interest in $2,496,000,000 joint repurchase agreement 0.06%, dated 6/30/2021 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,496,003,813 on 7/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/20/2050 and the market value of those underlying securities was $2,545,923,890.	1,803,000
3,336,872		Interest in $2,496,000,000 joint repurchase agreement 0.06%, dated 6/30/2021 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,496,003,813 on 7/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/20/2050 and the market value of those underlying securities was $2,545,923,890 (purchased with proceeds from securities lending collateral).	3,336,872
		TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $5,139,872)	5,139,872
		TOTAL INVESTMENT IN SECURITIES—101.7% (IDENTIFIED COST $127,023,261)[5]	238,214,500
		OTHER ASSETS AND LIABILITIES - NET—(1.7)%[6]	(4,042,641)
		TOTAL NET ASSETS—100%	$234,171,859
Semi-Annual Shareholder Report
6

An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended June 30, 2021, were as follows:
	Value as of 12/31/2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 6/30/2021	Shares Held as of 6/30/2021	Dividend Income
Financials:
Hamilton Lane Alliance Holdings I, Inc	$—	$ 293,715	$(6,869)	$(10,541)	$—	$ 276,305	28,339	$—
Hamilton Lane Alliance Holdings I, Inc., Warrants, Expiration Date 1/8/2026	$—	$—	$ 6,869	$ 2,341	$—	$ 9,210	9,446	$—
StepStone Group, Inc.	$—	$1,150,618	$—	$191,120	$—	$1,341,738	39,004	$39,004
Health Care:
Akouos, Inc.	$594,305	$30,598	$—	$(220,843)	$—	$404,060	32,196	$—
Albireo Pharma, Inc.	$1,511,653	$—	$(122,757)	$(78,156)	$(7,884)	$1,302,856	37,034	$—
Alector, Inc.	$841,319	$151,140	$—	$374,593	$—	$1,367,052	65,629	$—
Amphastar Pharmaceuticals, Inc.	$732,004	$—	$—	$1,820	$—	$733,824	36,400	$—
Annexon, Inc.	$300,360	$445,623	$—	$(122,456)	$—	$623,527	27,700	$—
Arcturus Therapeutics Holdings, Inc.	$2,290,464	$—	$(459,818)	$13,534	$(287,675)	$1,556,505	45,996	$—
Avidity Biosciences LLC	$ 461,912	$ 170,890	$—	$(18,190)	$—	$ 614,612	24,873	$—
Avrobio, Inc.	$199,342	$227,657	$(109,863)	$(2,189)	$(72,223)	$242,724	27,303	$—
Calithera Biosciences, Inc.	$479,216	$—	$(67,732)	$(149,704)	$(102,453)	$159,327	76,233	$—
Catabasis Pharmaceuticals, Inc., Warrants, Expiration Date 2/8/2024	$13,298	$—	$—	$(201)	$—	$13,097	11,450	$—
Catabasis Pharmaceuticals, Inc., Warrants, Expiration Date 6/22/2022	$15,628	$—	$—	$(1,120)	$—	$14,508	21,500	$—
ContraFect Corp.	$—	$119,000	$—	$(14,280)	$—	$104,720	23,800	$—
Dynavax Technologies Corp.	$764,510	$173,937	$—	$970,483	$—	$1,908,930	193,800	$—
Dynavax Technologies Corp., Warrants, Expiration Date 2/12/2022	$18,923	$—	$—	$38,231	$—	$57,154	10,000	$—
Frequency Therapeutics, Inc.	$736,934	$236,819	$(399,367)	$(412,853)	$111,371	$272,904	27,400	$—
Frequency Therapeutics, Inc.	$179,403	$—	$—	$(128,727)	$—	$50,676	5,088	$—
Gamida Cell Ltd.	$1,153,818	$—	$(115,650)	$(239,901)	$18,348	$816,615	127,397	$—
Merus NV	$673,152	$—	$(87,252)	$123,634	$23,702	$733,236	34,800	$—
Minerva Neurosciences, Inc.	$322,452	$—	$—	$(2,756)	$—	$319,696	137,800	$—
Molecular Partners AG	$486,302	$—	$—	$(61,914)	$—	$424,388	20,852	$—
Otonomy, Inc.	$358,600	$143,338	$—	$(320,862)	$—	$181,076	81,200	$—
Rezolute, Inc.	$206,971	$—	$—	$39,358	$—	$246,329	17,262	$—
Rezolute, Inc., Warrants, Expiration Date 10/8/2027	$56,253	$—	$—	$22,677	$—	$78,930	5,696	$—
Rhythm Pharmaceuticals, Inc.	$862,170	$180,000	$(11,627)	$(352,042)	$(798)	$677,703	34,612	$—
Scynexis, Inc.	$105,341	$—	$—	$(3,994)	$—	$101,347	13,770	$—
Talkspace, Inc	$—	$ 550,000	$—	$(175,837)	$—	$ 374,163	55,000	$—
Translate Bio, Inc.	$534,470	$114,782	$—	$342,463	$—	$991,715	36,010	$—
Ultragenyx Pharmaceutical, Inc.	$7,525,055	$—	$(990,652)	$(2,488,784)	$494,566	$4,540,185	47,616	$—
UniQure N.V.	$2,113,605	$—	$(413,930)	$(125,546)	$(123,449)	$1,450,680	47,100	$—
Information Technology:
TaskUs, Inc	$—	$ 540,419	$—	$ 202,760	$—	$ 743,179	21,705	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$23,537,460	$4,528,536	$(2,778,648)	$(2,607,882)	$53,505	$22,732,971	1,424,011	$39,004

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2021, these restricted securities amounted to $890,680, which represented 0.4% of total net assets.

Semi-Annual Shareholder Report
7

4
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$170,581,113	$—	$5,707,098	$176,288,211
International	39,428,911	16,343,259	297,216	56,069,386
Debt Securities:
Warrants	25,378	691,653	—	717,031
Repurchase Agreements	—	5,139,872	—	5,139,872
TOTAL SECURITIES	$210,035,402	$22,174,784	$6,004,314	$238,214,500

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$25.46	$22.63	$18.55	$19.16	$16.70	$17.42
Income From Investment Operations:
Net investment income (loss)[1]	(0.14)	(0.22)	(0.10)	(0.11)	(0.14)	(0.11)
Net realized and unrealized gain (loss)	1.15	5.27	6.15	0.95	4.54	0.56
Total From Investment Operations	1.01	5.05	6.05	0.84	4.40	0.45
Less Distributions:
Distributions from net realized gain	(1.74)	(2.22)	(1.97)	(1.45)	(1.94)	(1.17)
Net Asset Value, End of Period	$24.73	$25.46	$22.63	$18.55	$19.16	$16.70
Total Return[2]	4.28%	28.79%	33.82%	3.84%	28.33%	3.66%
Ratios to Average Net Assets:
Net expenses[3]	1.49%[4]	1.50%	1.51%	1.52%	1.54%	1.54%[5]
Net investment loss	(1.13)%[4]	(1.01)%	(0.49)%	(0.53)%	(0.77)%	(0.67)%
Expense waiver/reimbursement[6]	—%	—%	—%	—%	—%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$62,338	$63,502	$57,988	$46,160	$47,985	$42,122
Portfolio turnover	16%	45%	43%	41%	44%	59%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio was 1.54% for the year ended December 31, 2016, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$23.65	$21.27	$17.57	$18.26	$16.04	$16.82
Income From Investment Operations:
Net investment income (loss)[1]	(0.16)	(0.26)	(0.15)	(0.15)	(0.17)	(0.14)
Net realized and unrealized gain (loss)	1.06	4.86	5.82	0.91	4.33	0.53
Total From Investment Operations	0.90	4.60	5.67	0.76	4.16	0.39
Less Distributions:
Distributions from net realized gain	(1.74)	(2.22)	(1.97)	(1.45)	(1.94)	(1.17)
Net Asset Value, End of Period	$22.81	$23.65	$21.27	$17.57	$18.26	$16.04
Total Return[2]	4.14%	28.48%	33.52%	3.58%	27.97%	3.42%
Ratios to Average Net Assets:
Net expenses[3]	1.74%[4]	1.75%	1.76%	1.77%	1.79%	1.79%[5]
Net investment loss	(1.38)%[4]	(1.26)%	(0.74)%	(0.77)%	(1.02)%	(0.92)%
Expense waiver/reimbursement[6]	—%	—%	—%	—%	—%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$171,834	$169,061	$129,327	$105,132	$96,037	$78,870
Portfolio turnover	16%	45%	43%	41%	44%	59%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio was 1.79% for the year ended December 31, 2016, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Assets and LiabilitiesJune 30, 2021 (unaudited)

Assets:
Investment in securities, at value including $3,248,400 of securities loaned and $22,732,971 of investment in affiliated companies* (identified cost $127,023,261)	$238,214,500
Income receivable	65,744
Receivable for investments sold	252,928
Receivable for shares sold	55,218
Total Assets	238,588,390
Liabilities:
Payable for investments purchased	870,624
Payable for shares redeemed	125,407
Payable to bank	4,880
Payable for collateral due to broker for securities lending	3,336,872
Payable for investment adviser fee (Note 5)	8,394
Payable for administrative fee (Note 5)	505
Payable for distribution services fee (Note 5)	34,636
Accrued expenses (Note 5)	35,213
Total Liabilities	4,416,531
Net assets for 10,052,483 shares outstanding	$234,171,859
Net Assets Consist of:
Paid-in capital	$115,749,135
Total distributable earnings (loss)	118,422,724
Total Net Assets	$234,171,859
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Primary Shares:
$62,337,889 ÷ 2,520,413 shares outstanding, no par value, unlimited shares authorized	$24.73
Service Shares:
$171,833,970 ÷ 7,532,070 shares outstanding, no par value, unlimited shares authorized	$22.81

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of OperationsSix Months Ended June 30, 2021 (unaudited)

Investment Income:
Dividends (including $39,004 received from affiliated holdings and net of foreign taxes withheld of $10,239)	$385,614
Net income on securities loaned (Note 2)	21,778
Interest	2,908
TOTAL INCOME	410,300
Expenses:
Investment adviser fee (Note 5)	1,481,973
Administrative fee (Note 5)	90,352
Custodian fees	16,983
Transfer agent fees	9,024
Directors’/Trustees’ fees (Note 5)	1,162
Auditing fees	16,285
Legal fees	5,538
Portfolio accounting fees	40,518
Distribution services fee (Note 5)	208,404
Printing and postage	19,025
Miscellaneous (Note 5)	16,372
TOTAL EXPENSES	1,905,636
Net investment loss	(1,495,336)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments (including net realized gain of $53,505 on sales of investments in affiliated companies*)	9,192,428
Net realized gain on foreign currency transactions	111
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(2,607,882) on investments in affiliated companies*)	2,111,458
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	(178)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	11,303,819
Change in net assets resulting from operations	$9,808,483

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2021	Year Ended 12/31/2020
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(1,495,336)	$(2,374,350)
Net realized gain (loss)	9,192,539	17,123,946
Net change in unrealized appreciation/depreciation	2,111,280	36,971,961
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,808,483	51,721,557
Distributions to Shareholders:
Primary Shares	(4,188,149)	(5,382,824)
Service Shares	(12,290,249)	(12,836,300)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(16,478,398)	(18,219,124)
Share Transactions:
Proceeds from sale of shares	20,182,139	51,579,563
Net asset value of shares issued to shareholders in payment of distributions declared	16,478,386	18,219,109
Cost of shares redeemed	(28,381,992)	(58,053,310)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	8,278,533	11,745,362
Change in net assets	1,608,618	45,247,795
Net Assets:
Beginning of period	232,563,241	187,315,446
End of period	$234,171,859	$232,563,241
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Notes to Financial Statements
June 30, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes Kaufmann Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report
14

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Amortization/accretion of premium and discount is included in investment income. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2021, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Semi-Annual Shareholder Report
15

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage currency risk and market risks. Upon entering into a financial futures contract with a broker. the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
During the six months ended June 30, 2021, the Fund held no futures contracts.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed-delivery of securities or foreign currency exchange transactions. The Fund also enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At June 30, 2021, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
Semi-Annual Shareholder Report
16

As of June 30, 2021, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$3,248,400	$3,336,872
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, held at June 30, 2021, is as follows:
Security	Acquisition Date	Cost	Value
Adagio Therapeutics, Inc.	4/16/2021	$273,300	$273,300
Fisker, Inc.	10/29/2020	$260,000	$501,280
Immatics N.V.	6/30/2020	$100,000	$116,100
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 6/30/2021		Year Ended 12/31/2020
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	53,605	$1,311,140	146,298	$3,203,683
Shares issued to shareholders in payment of distributions declared	177,615	4,188,147	350,901	5,382,822
Shares redeemed	(204,658)	(5,056,030)	(566,093)	(12,397,252)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	26,562	$443,257	(68,894)	$(3,810,747)
	Six Months Ended 6/30/2021		Year Ended 12/31/2020
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	835,580	$18,870,999	2,374,103	$48,375,880
Shares issued to shareholders in payment of distributions declared	564,549	12,290,239	898,900	12,836,287
Shares redeemed	(1,016,403)	(23,325,962)	(2,205,894)	(45,656,058)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	383,726	$7,835,276	1,067,109	$15,556,109
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	410,288	$8,278,533	998,215	$11,745,362
4. FEDERAL TAX INFORMATION
At June 30, 2021, the cost of investments for federal tax purposes was $127,023,261. The net unrealized appreciation of investments for federal tax purposes was $111,191,239. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $116,052,514 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,861,275.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.30% of the Fund’s average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee.
Semi-Annual Shareholder Report
17

Certain of the Fund’s assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund’s adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended June 30, 2021, the Sub-Adviser earned a fee of $1,215,218.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2021, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%
FSC may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2021, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$208,404
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2021, FSC did not retain any fees paid by the Fund. For the six months ended June 30, 2021, the Fund’s Primary Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Interfund Transactions
During the six months ended June 30, 2021, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $134,768.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2021, were as follows:
Purchases	$49,461,861
Sales	$34,777,591
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
Semi-Annual Shareholder Report
18

8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2021, the Fund had no outstanding loans. During the six months ended June 30, 2021, the Fund did not utilize the LOC.
9. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2021, there were no outstanding loans. During the six months ended June 30, 2021, the program was not utilized.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report
19

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2021	Ending Account Value 6/30/2021	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,042.80	$7.55
Service Shares	$1,000	$1,041.40	$8.81
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,017.41	$7.45
Service Shares	$1,000	$1,016.17	$8.70

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	1.49%
Service Shares	1.74%
Semi-Annual Shareholder Report
20

Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Kaufmann Fund II (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) and the investment subadvisory contract between the Adviser and Federated Global Investment Management Corp. (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: the Advisers’ investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Advisers and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
Semi-Annual Shareholder Report
21

The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contracts. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of the Advisers and their affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the range of services provided to the Fund by the Advisers and their affiliates. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Advisers’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Advisers are executing the Fund’s investment program.
Semi-Annual Shareholder Report
22

In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Advisers’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Advisers’ communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding the Advisers’ regulatory and compliance environment. The Board considered the Advisers’ compliance program, compliance history, and reports from the CCO about the Advisers’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Advisers and their affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Advisers’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Advisers’ investment management and related services warrant the continuation of the Contracts.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. In this connection, the Board considered that the longevity and experience of the Fund’s portfolio management team and their extensive bottom-up approach to investing may limit the utility of comparisons to other equity mutual funds.
For the periods ended December 31, 2020, the Fund’s performance for the three-year and five-year periods was above the median of the Performance Peer Group, and the Fund’s performance fell below the median of the Performance Peer Group for the one-year period. The Board discussed the Fund’s performance with the Advisers and recognized the efforts being taken by the Advisers in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contracts.
Semi-Annual Shareholder Report
23

Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contracts.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do
Semi-Annual Shareholder Report
24

so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements. The Board considered Federated Hermes’ previous reductions in contractual management fees to certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
Semi-Annual Shareholder Report
25

On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contracts reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangements.
Semi-Annual Shareholder Report
26

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Insurance Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Kaufmann Fund II (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report
27

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
28

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
29

Federated Hermes Kaufmann Fund II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916827
CUSIP 313916777
27619 (8/21)
© 2021 Federated Hermes, Inc.

Semi-Annual Shareholder Report
June 30, 2021

Share Class	Primary	Service

Federated Hermes Managed Volatility Fund II

A Portfolio of Federated Hermes Insurance Series
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2021 through June 30, 2021. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At June 30, 2021, the Fund’s portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets
Domestic Fixed-Income Securities	42.6%
Domestic Equity Securities	38.3%
International Equity Securities	2.7%
Federated Hermes High Income Bond Fund II, Class P	3.3%
Bank Loan Core Fund	2.2%
Emerging Markets Core Fund	1.7%
Project and Trade Finance Core Fund	1.6%
Federated Hermes Short-Intermediate Government Fund, Institutional Shares[2]	0.0%
Cash Equivalents[3]	8.3%
Derivative Contracts[4]	0.7%
Other Assets and Liabilities—Net[5]	(1.4)%
TOTAL	100%
At June 30, 2021, the Fund’s sector composition6 of the Fund’s equity holdings was as follows:
Sector Composition of Equity Holdings	Percentage of Equity Securities
Health Care	21.0%
Financials	18.7%
Information Technology	12.3%
Industrials	10.9%
Communication Services	8.3%
Consumer Staples	6.4%
Consumer Discretionary	5.5%
Real Estate	4.9%
Energy	4.5%
Utilities	4.2%
Materials	3.3%
TOTAL	100%

1
See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets are not treated as a single portfolio security, but rather the
Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments. Affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets are listed individually in the table.

2	Represents less than 0.1%.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
6
Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS)
except that the Co-Advisers assign a classification to securities not classified by the GICS and to securities for which the Co-Advisers do not have access to the classification made by the GICS.

Semi-Annual Shareholder Report

Portfolio of Investments
June 30, 2021 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—41.1%
		Communication Services—3.4%
1,193		Activision Blizzard, Inc.	$113,860
311	[1]	Alphabet, Inc., Class A	759,397
132	[1]	Alphabet, Inc., Class C	330,834
3,759	[1]	Altice USA, Inc.	128,332
20,660		AT&T, Inc.	594,595
75,000	[1]	BBTV Holdings, Inc.	483,422
10,420		Comcast Corp., Class A	594,148
1,527		Electronic Arts, Inc.	219,629
13,045		Interpublic Group of Cos., Inc.	423,832
10,297		Lumen Technologies, Inc.	139,936
77		Nexstar Media Group, Inc., Class A	11,387
28,037		Sirius XM Radio, Inc.	183,362
184	[1]	Take-Two Interactive Software, Inc.	32,572
2,062	[1]	Twitter, Inc.	141,886
22,257		Verizon Communications, Inc.	1,247,060
20,000	[1]	VerticalScope Holdings, Inc.	375,121
8,307		Walt Disney Co.	1,460,121
		TOTAL	7,239,494
		Consumer Discretionary—2.3%
223	[1]	Aptiv PLC	35,085
64	[1]	AutoZone, Inc.	95,502
212	[1]	Bright Horizons Family Solutions, Inc.	31,187
1,550		Brunswick Corp.	154,411
16		Columbia Sportswear Co.	1,574
1,056		Darden Restaurants, Inc.	154,165
57	[1]	Deckers Outdoor Corp.	21,892
3		Domino’s Pizza, Inc.	1,399
790	[1]	DoorDash, Inc.	140,881
1,706		Foot Locker, Inc.	105,141
37,802	[1]	Ford Motor Co.	561,738
1,927	[1]	General Motors Co.	114,021
2,530		Genuine Parts Co.	319,969
2,331	[1]	Hilton Worldwide Holdings, Inc.	281,165
1,523		L Brands, Inc.	109,747
2,132	[1]	LKQ Corp.	104,937
2,458		McDonald’s Corp.	567,773
548	[1]	Mohawk Industries, Inc.	105,320
273	[1]	O’Reilly Automotive, Inc.	154,575
18,700	[1]	Pet Valu Holdings Ltd.	403,387
1,754		Polaris, Inc., Class A	240,228
1,952	[1]	QuantumScape Corp.	57,116
4,772	[1]	Tapestry, Inc.	207,487
864		Target Corp.	208,863
1,557		Toll Brothers, Inc.	90,010
1,765		Travel + Leisure Co.	104,929
12,000	[1]	Vasta Platform Ltd.	97,440
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
2,417		Yum! Brands, Inc.	$278,028
		TOTAL	4,747,970
		Consumer Staples—2.6%
647		Altria Group, Inc.	30,849
1,450		Casey’s General Stores, Inc.	282,228
419		Clorox Co.	75,382
268		Costco Wholesale Corp.	106,040
1,869	[1]	Darling Ingredients, Inc.	126,158
1,879		Hershey Foods Corp.	327,284
7,071		Kraft Heinz Co./The	288,355
9,209		Mondelez International, Inc.	575,010
3,469		PepsiCo, Inc.	514,002
2,048		Philip Morris International, Inc.	202,977
11,416		Procter & Gamble Co.	1,540,361
7,746		The Coca-Cola Co.	419,136
3,455		Tyson Foods, Inc., Class A	254,841
5,569		WalMart, Inc.	785,340
		TOTAL	5,527,963
		Energy—1.8%
10,130		Antero Midstream Corp.	105,251
4,653		APA Corp.	100,644
4,087		Chevron Corp.	428,072
5,642		Cimarex Energy Co.	408,763
3,052		Diamondback Energy, Inc.	286,552
1,538	[1]	EQT Corp.	34,236
14,218		Exxon Mobil Corp.	896,872
7,775		Halliburton Co.	179,758
18,363		Kinder Morgan, Inc.	334,758
13,844		Marathon Oil Corp.	188,555
279		Marathon Petroleum Corp.	16,857
6,899	[1]	NOV, Inc.	105,693
4,311		Occidental Petroleum Corp.	134,805
3,720		ONEOK, Inc.	206,981
4,016		Schlumberger Ltd.	128,552
5,694		Targa Resources, Inc.	253,098
2,786		Williams Cos., Inc.	73,968
		TOTAL	3,883,415
		Financials—7.7%
1,378		Affiliated Managers Group	212,501
23,934		AGNC Investment Corp.	404,245
2,276		Allstate Corp.	296,881
2,756		American Express Co.	455,374
1,570		American International Group, Inc.	74,732
896		Ameriprise Financial, Inc.	222,997
16,903		Annaly Capital Management, Inc.	150,099
19,114		Bank of America Corp.	788,070
6,545		Bank of New York Mellon Corp.	335,300
6,330	[1]	Berkshire Hathaway, Inc., Class B	1,759,234
396		BlackRock, Inc.	346,488
8,745	[1]	Brighthouse Financial, Inc.	398,247
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
762		Charles Schwab Corp.	$55,481
4,017		Chubb Ltd.	638,462
13,049		Citigroup, Inc.	923,217
1,355		CME Group, Inc.	288,181
13,787		Equitable Holdings, Inc.	419,814
208		FactSet Research Systems	69,807
480		Goldman Sachs Group, Inc.	182,174
1,077	[1]	Guild Holdings Co.	16,521
31,995		Huntington Bancshares, Inc.	456,569
729		Intercontinental Exchange, Inc.	86,532
3,068		Janus Henderson Group PLC	119,069
12,241		Jefferies Financial Group, Inc.	418,642
13,773		JPMorgan Chase & Co.	2,142,252
9,659		KeyCorp	199,458
2,246		Lincoln National Corp.	141,139
2,593		Loews Corp.	141,708
5,660		MetLife, Inc.	338,751
4,372		MGIC Investment Corp.	59,459
891		Morgan Stanley	81,696
75		Morningstar, Inc.	19,283
3,800		New Residential Investment Corp.	40,242
1,635		Northern Trust Corp.	189,039
30,000	[1]	Oportun Financial Corp.	600,900
2,180		Popular, Inc.	163,609
2,222		Progressive Corp., OH	218,223
3,315		Prudential Financial, Inc.	339,688
22,149		Regions Financial Corp.	446,967
264		Santander Consumer USA Holdings, Inc.	9,589
9,628		SLM Corp.	201,610
4,779		State Street Corp.	393,216
1,705		The Travelers Cos., Inc.	255,256
11,527		Truist Financial Corp.	639,749
2,951		U.S. Bancorp	168,119
1,445		Virtu Financial, Inc.	39,925
7,208		Wells Fargo & Co.	326,450
		TOTAL	16,274,965
		Health Care—8.6%
4,957		Abbott Laboratories	574,665
1,239	[1]	Alexion Pharmaceuticals, Inc.	227,617
1,916		Anthem, Inc.	731,529
1,674		Becton Dickinson & Co.	407,100
580	[1]	Biogen, Inc.	200,837
881	[1]	Boston Scientific Corp.	37,672
14,116		Bristol-Myers Squibb Co.	943,231
1,535	[1]	Centene Corp.	111,948
1,426		Cerner Corp.	111,456
1,331	[1]	Certara, Inc.	37,707
13,702	[1]	Change Healthcare, Inc.	315,694
619		Chemed Corp.	293,716
1,301		CIGNA Corp.	308,428
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
22,500	[1]	Codex DNA, Inc.	$495,000
33,333	[1]	Convey Holding Parent, Inc.	379,330
15,000	[1]	CVRx, Inc.	420,000
2,567		CVS Health Corp.	214,190
2,091		Danaher Corp.	561,141
309		Dentsply Sirona, Inc.	19,547
80,000	[1]	Dialogue Health Technologies, Inc.	735,721
10,325		Gilead Sciences, Inc.	710,979
263		Hill-Rom Holdings, Inc.	29,874
3,389	[1]	Hologic, Inc.	226,114
4,090	[1]	Ionis Pharmaceuticals, Inc.	163,150
789	[1]	IQVIA Holdings, Inc.	191,190
10,606		Johnson & Johnson	1,747,232
1,215	[1]	Laboratory Corp. of America Holdings	335,158
2,506		McKesson Corp.	479,247
2,034		Medtronic PLC	252,480
9,148		Merck & Co., Inc.	711,440
1,692	[1]	Molina Healthcare, Inc.	428,178
11,368		Pfizer, Inc.	445,171
746	[1]	PRA Health Sciences, Inc.	123,247
989	[1]	Quidel Corp.	126,711
89,446	[1,2]	Recursion Pharmaceuticals, Inc.	2,766,091
152		ResMed, Inc.	37,471
5,453	[1]	SAGE Therapeutics, Inc.	309,785
10,000	[1]	Singular Genomics Systems, Inc.	274,800
9		STERIS PLC	1,857
28	[1]	Tandem Diabetes Care, Inc.	2,727
849		Thermo Fisher Scientific, Inc.	428,295
2,347		UnitedHealth Group, Inc.	939,833
1,638	[1]	Vertex Pharmaceuticals, Inc.	330,270
99	[1]	Waters Corp.	34,215
		TOTAL	18,222,044
		Industrials—4.5%
2,779		3M Co.	551,993
2,890	[1]	AECOM	182,995
459		AGCO Corp.	59,844
626	[1]	Alaska Air Group, Inc.	37,754
55	[1]	AMERCO	32,417
509	[1]	Boeing Co.	121,936
1,789		Caterpillar, Inc.	389,340
685	[1]	Clean Harbors, Inc.	63,801
3,348		CSX Corp.	107,404
1,653		Curtiss Wright Corp.	196,310
5,344	[1]	Dun & Bradstreet Holdings, Inc.	114,201
1,330		Eaton Corp. PLC	197,079
453		Emerson Electric Co.	43,597
1,472		FedEx Corp.	439,142
18,618	[1]	First Advantage Corp.	370,684
4,183		General Electric Co.	56,303
3,778		Honeywell International, Inc.	828,704
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
1,697	[1]	Ingersoll-Rand, Inc.	$82,831
2,958		ITT Corp.	270,923
1,338		Jacobs Engineering Group, Inc.	178,516
6,873		Johnson Controls International PLC	471,694
2,483		L3Harris Technologies, Inc.	536,700
1,952		Manpower, Inc.	232,112
378	[1]	Mastec, Inc.	40,106
2,360		Norfolk Southern Corp.	626,368
484		Northrop Grumman Corp.	175,900
3,287		OshKosh Truck Corp.	409,692
1,460		Parker-Hannifin Corp.	448,381
2,665		Pentair PLC	179,861
283		Quanta Services, Inc.	25,631
1,357		Raytheon Technologies Corp.	115,766
3,363		Ryder System, Inc.	249,972
683	[1]	Stericycle, Inc.	48,869
1,083		Textron, Inc.	74,478
3,520		Toro Co.	386,778
2,555		Trane Technologies PLC	470,478
78	[1]	Transdigm Group, Inc.	50,489
605	[1]	United Rentals, Inc.	193,001
2,023		Waste Management, Inc.	283,442
742		Xylem, Inc.	89,010
		TOTAL	9,434,502
		Information Technology—5.1%
1,761		Accenture PLC	519,125
180	[1]	C3.AI, Inc.	11,255
4,902	[1]	Cirrus Logic, Inc.	417,258
10,736		Cisco Systems, Inc.	569,008
539		Citrix Systems, Inc.	63,209
7,374		Cognizant Technology Solutions Corp.	510,723
4,331	[1]	Dell Technologies, Inc.	431,671
2,689		Fidelity National Information Services, Inc.	380,951
3,224	[1]	Fiserv, Inc.	344,613
22,979		Hewlett Packard Enterprise Co.	335,034
13,050		HP, Inc.	393,979
48,340	[1]	IBEX LTD	943,597
3,765		IBM Corp.	551,911
24,850	[1]	Intapp, Inc.	695,800
21,909		Intel Corp.	1,229,971
125,000	[1]	LifeSpeak, Inc.	1,008,390
1,498	[1]	Lumentum Holdings, Inc.	122,881
570	[1]	Manhattan Associates, Inc.	82,559
1,950		McAfee Corp.	54,639
2,127	[1]	Micron Technology, Inc.	180,752
4,660		NortonLifeLock, Inc.	126,845
1,620		NXP Semiconductors NV	333,266
3,042	[1]	ON Semiconductor Corp.	116,448
4,003		Oracle Corp.	311,594
3,984	[1]	Pure Storage, Inc.	77,808
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
2,191	[1]	Salesforce.com, Inc.	$535,196
495	[1]	Snowflake, Inc.	119,691
30,000	[1]	Zeta Global Holdings Corp.	252,000
		TOTAL	10,720,174
		Materials—1.4%
836		Ardagh Group SA	20,499
1,744		Avery Dennison Corp.	366,658
6,408	[1]	Axalta Coating Systems Ltd.	195,380
3,717		CF Industries Holdings, Inc.	191,240
630		Corteva, Inc.	27,940
6,815		DuPont de Nemours, Inc.	527,549
1,153		Eagle Materials, Inc.	163,853
7,907		Freeport-McMoRan, Inc.	293,429
5,100		Louisiana-Pacific Corp.	307,479
3,323		Newmont Corp.	210,612
2,372		Olin Corp.	109,729
8,037		WestRock Co.	427,729
		TOTAL	2,842,097
		Real Estate—2.0%
15,549	[1]	CBRE Group, Inc.	1,333,016
1,614		Duke Realty Corp.	76,423
1,711		Extra Space Storage, Inc.	280,296
1,364		First Industrial Realty Trust	71,242
2,799	[1]	Howard Hughes Corp.	272,790
181		Iron Mountain, Inc.	7,660
1,609		Jones Lang LaSalle, Inc.	314,495
3,457		Kilroy Realty Corp.	240,745
4,004		Kimco Realty Corp.	83,483
5,420		ProLogis, Inc.	647,853
1,382		Public Storage	415,554
163		SBA Communications, Corp.	51,948
318		Welltower, Inc.	26,426
13,819		Weyerhaeuser Co.	475,650
		TOTAL	4,297,581
		Utilities—1.7%
16,985		AES Corp.	442,799
3,993		CMS Energy Corp.	235,906
3,617		DTE Energy Co.	468,763
6,694		Duke Energy Corp.	660,832
12,019		MDU Resources Group, Inc.	376,675
12,539		NextEra Energy, Inc.	918,858
3,639		Public Service Enterprises Group, Inc.	217,394
5,586		Southern Co.	338,009
		TOTAL	3,659,236
		TOTAL COMMON STOCKS (IDENTIFIED COST $64,549,648)	86,849,441
		CORPORATE BONDS—18.8%
		Basic Industry - Chemicals—0.1%
$ 75,000		Albemarle Corp., 4.150%, 12/1/2024	82,155
75,000		Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/1/2044	95,028
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Basic Industry - Chemicals—continued
$ 100,000	RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	$114,872
	TOTAL	292,055
	Basic Industry - Metals & Mining—0.3%
200,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	204,771
56,000	Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	58,548
75,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	75,307
40,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.875%, 4/27/2051	41,990
225,000	Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	238,351
50,000	Worthington Industries, Inc., Sr. Unsecd. Note, 4.300%, 8/1/2032	56,807
25,000	Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 4/15/2026	27,988
	TOTAL	703,762
	Capital Goods - Aerospace & Defense—0.7%
250,000	Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	268,972
100,000	Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	103,459
185,000	Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	189,619
75,000	Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	80,745
40,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	41,965
75,000	Boeing Co., Sr. Unsecd. Note, 4.508%, 5/1/2023	79,981
75,000	Boeing Co., Sr. Unsecd. Note, 4.875%, 5/1/2025	84,074
60,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	65,642
40,000	Leidos, Inc., Sr. Unsecd. Note, 144A, 3.625%, 5/15/2025	43,668
150,000	Leidos, Inc., Sr. Unsecd. Note, 144A, 4.375%, 5/15/2030	170,580
200,000	Textron, Inc., Sr. Unsecd. Note, 3.650%, 3/15/2027	221,831
	TOTAL	1,350,536
	Capital Goods - Building Materials—0.3%
20,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	21,767
35,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	37,252
165,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	179,690
85,000	Carrier Global Corp., Sr. Unsecd. Note, 2.700%, 2/15/2031	87,660
40,000	Carrier Global Corp., Sr. Unsecd. Note, 2.722%, 2/15/2030	41,505
125,000	Carrier Global Corp., Sr. Unsecd. Note, 3.577%, 4/5/2050	132,859
100,000	Masco Corp., Sr. Unsecd. Note, 4.500%, 5/15/2047	121,982
	TOTAL	622,715
	Capital Goods - Construction Machinery—0.2%
270,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	299,539
150,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	168,775
	TOTAL	468,314
	Capital Goods - Diversified Manufacturing—0.4%
35,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	35,665
35,000	Honeywell International, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2050	36,062
250,000	Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	262,242
165,000	Valmont Industries, Inc., 5.250%, 10/1/2054	205,322
55,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	66,823
40,000	Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	42,572
70,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	70,594
	TOTAL	719,280
	Capital Goods - Packaging—0.1%
200,000	Packaging Corp., of America, Sr. Unsecd. Note, 3.650%, 9/15/2024	216,245
	Communications - Cable & Satellite—0.4%
100,000	CCO Safari II LLC, 6.484%, 10/23/2045	137,952
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Communications - Cable & Satellite—continued
$ 50,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.800%, 4/1/2031	$51,174
50,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 3.850%, 4/1/2061	49,196
85,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 3.900%, 6/1/2052	86,797
225,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	247,534
75,000	Comcast Corp., Sr. Unsecd. Note, 3.400%, 4/1/2030	82,862
100,000	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	112,110
100,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	124,125
	TOTAL	891,750
	Communications - Media & Entertainment—0.6%
115,000	Alphabet, Inc., Sr. Unsecd. Note, 1.900%, 8/15/2040	104,800
200,000	British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	218,703
60,000	Fox Corp., Sr. Unsecd. Note, Series WI, 5.576%, 1/25/2049	81,207
200,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 5/13/2045	239,447
70,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.400%, 3/1/2031	70,328
165,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.375%, 3/1/2041	171,469
85,000	Omnicom Group, Inc., Sr. Unsecd. Note, 2.450%, 4/30/2030	86,495
35,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.600%, 4/15/2026	38,695
75,000	ViacomCBS, Inc., Sr. Unsecd. Note, 4.200%, 6/1/2029	86,685
125,000	ViacomCBS, Inc., Sr. Unsecd. Note, 4.950%, 1/15/2031	150,817
40,000	Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	45,460
45,000	Walt Disney Co., Sr. Unsecd. Note, 3.800%, 5/13/2060	53,186
	TOTAL	1,347,292
	Communications - Telecom Wireless—0.5%
200,000	America Movil S.A.B. de C.V., Sr. Unsecd. Note, 2.875%, 5/7/2030	211,605
85,000	American Tower Corp., 2.950%, 1/15/2051	81,394
100,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	110,946
150,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.250%, 1/15/2051	149,620
40,000	T-Mobile USA, Inc., Sec. Fac. Bond, 4.500%, 4/15/2050	47,679
125,000	T-Mobile USA, Inc., Sr. Sub. Note, 3.000%, 2/15/2041	123,771
125,000	T-Mobile USA, Inc., Sec. Fac. Bond, 3.875%, 4/15/2030	140,156
75,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	83,780
100,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.250%, 5/30/2048	132,007
	TOTAL	1,080,958
	Communications - Telecom Wirelines—0.8%
100,000	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	101,075
125,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2041	130,077
125,000	AT&T, Inc., Sr. Unsecd. Note, 3.650%, 6/1/2051	130,101
303,000	AT&T, Inc., Sr. Unsecd. Note, 144A, 3.800%, 12/1/2057	316,265
250,000	Deutsche Telekom International Finance BV, Sr. Unsecd. Note, 144A, 3.600%, 1/19/2027	275,262
200,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	250,164
230,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	243,602
100,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	118,293
159,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.672%, 3/15/2055	205,018
	TOTAL	1,769,857
	Consumer Cyclical - Automotive—0.6%
100,000	American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.875%, 7/7/2023	100,950
150,000	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.350%, 2/22/2023	156,918
150,000	General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	177,675
75,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 1.500%, 6/10/2026	74,599
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Automotive—continued
$ 125,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.400%, 4/10/2028	$126,983
125,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.000%, 10/6/2026	138,094
245,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series GMTN, 2.700%, 1/11/2023	253,986
250,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 1.250%, 11/24/2025	248,677
	TOTAL	1,277,882
	Consumer Cyclical - Retailers—0.7%
95,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	94,384
125,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	139,668
200,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	215,125
70,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	82,882
15,000	AutoZone, Inc., Sr. Unsecd. Note, 3.625%, 4/15/2025	16,428
90,000	AutoZone, Inc., Sr. Unsecd. Note, 4.000%, 4/15/2030	102,450
200,000	CVS Health Corp., Sr. Unsecd. Note, 4.250%, 4/1/2050	237,556
60,000	CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	68,984
200,000	Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	211,415
40,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	43,725
200,000	Home Depot, Inc., Sr. Unsecd. Note, 3.300%, 4/15/2040	219,521
65,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	62,459
40,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	46,125
	TOTAL	1,540,722
	Consumer Cyclical - Services—0.3%
125,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.875%, 8/22/2037	149,309
75,000	Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	89,627
100,000	Expedia Group, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/1/2025	116,404
125,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	126,925
125,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.750%, 8/1/2028	147,838
	TOTAL	630,103
	Consumer Non-Cyclical - Food/Beverage—0.9%
40,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/2046	49,741
300,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2050	365,713
85,000	Conagra Brands, Inc., Sr. Unsecd. Note, 1.375%, 11/1/2027	83,000
150,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	166,448
40,000	Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	40,111
175,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	190,712
200,000	Grupo Bimbo S.A.B. de CV, 144A, 4.875%, 6/27/2044	240,090
220,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 2.300%, 11/1/2030	219,032
175,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	198,631
70,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	70,663
150,000	Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	179,629
	TOTAL	1,803,770
	Consumer Non-Cyclical - Health Care—0.3%
110,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.794%, 5/20/2050	123,540
29,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	36,151
115,000	Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	110,205
135,000	Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	144,547
40,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	41,886
80,000	PerkinElmer, Inc., Sr. Unsecd. Note, 2.550%, 3/15/2031	82,142
100,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	108,389
10,000	Stryker Corp., Sr. Unsecd. Note, 3.500%, 3/15/2026	11,046
	TOTAL	657,906
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—0.6%
$ 83,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	$93,780
75,000	Astrazeneca Finance LLC, Sr. Unsecd. Note, 2.250%, 5/28/2031	76,241
65,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	66,244
200,000	Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 3.375%, 10/8/2024	214,972
120,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	120,426
125,000	Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	123,029
40,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.250%, 10/26/2049	50,609
91,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 2.800%, 9/15/2050	83,043
125,000	Royalty Pharma PLC, Sr. Unsecd. Note, 144A, 3.550%, 9/2/2050	124,641
200,000	Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	207,025
	TOTAL	1,160,010
	Consumer Non-Cyclical - Tobacco—0.3%
150,000	Altria Group, Inc., Sr. Unsecd. Note, 5.950%, 2/14/2049	192,278
125,000	Bat Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	133,175
115,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.100%, 5/1/2030	114,624
105,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	138,364
	TOTAL	578,441
	Energy - Independent—0.3%
130,000	Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	147,932
135,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	168,750
150,000	Marathon Oil Corp., Sr. Unsecd. Note, 4.400%, 7/15/2027	170,062
125,000	Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2031	122,661
	TOTAL	609,405
	Energy - Integrated—0.3%
115,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 1.749%, 8/10/2030	112,349
85,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 2.520%, 9/19/2022	87,101
35,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	37,987
105,000	Chevron Corp., Sr. Unsecd. Note, 3.078%, 5/11/2050	108,854
100,000	Husky Energy, Inc., 4.000%, 4/15/2024	107,099
200,000	Suncor Energy, Inc., Sr. Unsecd. Note, 3.750%, 3/4/2051	216,742
	TOTAL	670,132
	Energy - Midstream—0.7%
155,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	164,667
40,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	46,090
35,000	Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series B, 3.000%, 11/15/2029	36,760
115,000	Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series C, 3.900%, 11/15/2049	124,545
70,000	Energy Transfer Operating, Sr. Unsecd. Note, 5.000%, 5/15/2050	81,064
15,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	16,325
160,000	Energy Transfer Partners LP, Sr. Unsecd. Note, Series 10Y, 4.950%, 6/15/2028	185,221
200,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.700%, 1/31/2051	214,968
75,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	104,171
75,000	Kinder Morgan, Inc., 5.050%, 2/15/2046	91,396
115,000	ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	135,300
165,000	Williams Partners LP, Sr. Unsecd. Note, 4.900%, 1/15/2045	199,907
	TOTAL	1,400,414
	Energy - Refining—0.2%
75,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	89,021
75,000	Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	93,399
180,000	Valero Energy Corp., Sr. Unsecd. Note, 2.150%, 9/15/2027	183,061
	TOTAL	365,481
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—2.6%
$ 140,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	$152,436
150,000	Bank of America Corp., Sr. Unsecd. Note, 2.687%, 4/22/2032	154,420
450,000	Bank of America Corp., Sr. Unsecd. Note, 3.419%, 12/20/2028	490,427
100,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.922%, 10/24/2031	97,556
100,000	Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	109,794
200,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.200%, 8/16/2023	207,213
180,000	Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	191,897
170,000	Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	185,712
275,000	Citigroup, Inc., Sr. Unsecd. Note, 3.668%, 7/24/2028	303,574
250,000	Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	276,907
40,000	FNB Corp., (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	40,648
500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	486,038
475,000	HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 5/25/2026	528,663
120,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.953% (Secured Overnight Financing Rate 1.065%), 2/4/2032	116,635
75,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.580%, 4/22/2032	77,027
600,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 1/23/2029	661,796
325,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	365,003
40,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	38,469
125,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.928% (Secured Overnight Financing Rate 1.020%), 4/28/2032	121,624
250,000	Synovus Bank GA, Sr. Unsecd. Note, 2.289%, 2/10/2023	251,979
75,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 3.750%, 12/6/2023	80,707
135,000	Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	140,213
450,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	496,075
	TOTAL	5,574,813
	Financial Institution - Broker/Asset Mgr/Exchange—0.2%
140,000	Jefferies Group LLC, Sr. Unsecd. Note, 2.750%, 10/15/2032	140,857
150,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	179,619
125,000	Stifel Financial Corp., Sr. Unsecd. Note, 4.000%, 5/15/2030	138,850
	TOTAL	459,326
	Financial Institution - Finance Companies—0.1%
200,000	GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	240,048
	Financial Institution - Insurance - Life—0.6%
200,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	221,806
275,000	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	299,625
150,000	Lincoln National Corp., Sr. Unsecd. Note, 3.625%, 12/12/2026	166,319
100,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	130,219
100,000	MetLife, Inc., Sr. Unsecd. Note, 4.050%, 3/1/2045	119,782
70,000	Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	80,515
150,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 5/15/2044	192,518
	TOTAL	1,210,784
	Financial Institution - Insurance - P&C—0.4%
30,000	Chubb INA Holdings, Inc., 3.350%, 5/3/2026	32,963
100,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 1.375%, 9/15/2030	95,193
90,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 3.600%, 8/19/2049	98,948
115,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 3.951%, 10/15/2050	128,479
200,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	348,751
90,000	Travelers Cos., Inc., Sr. Unsecd. Note, 2.550%, 4/27/2050	87,115
	TOTAL	791,449
	Financial Institution - REIT - Apartment—0.4%
250,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	274,482
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Apartment—continued
$ 95,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	$100,835
250,000	Mid-America Apartment Communities LP, 4.000%, 11/15/2025	277,887
200,000	UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 1/15/2028	218,777
	TOTAL	871,981
	Financial Institution - REIT - Healthcare—0.3%
150,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	145,110
200,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	219,849
100,000	Welltower, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2031	103,431
150,000	Welltower, Inc., Sr. Unsecd. Note, 4.250%, 4/1/2026	169,378
	TOTAL	637,768
	Financial Institution - REIT - Office—0.4%
130,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	123,119
625,000	Boston Properties LP, Sr. Unsecd. Note, 3.650%, 2/1/2026	689,357
	TOTAL	812,476
	Financial Institution - REIT - Other—0.1%
50,000	WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	49,837
120,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	133,011
100,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	109,282
	TOTAL	292,130
	Financial Institution - REIT - Retail—0.1%
250,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	281,139
	Technology—1.2%
150,000	Apple, Inc., Sr. Unsecd. Note, 2.375%, 2/8/2041	145,714
118,000	Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	132,862
100,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	112,252
75,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.419%, 4/15/2033	78,849
60,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	62,733
175,000	Dell International LLC / EMC Corp., 5.850%, 7/15/2025	205,469
100,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	105,344
200,000	Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	227,157
185,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	203,746
80,000	Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	85,653
120,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	126,989
100,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	116,208
200,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.975%, 2/6/2026	230,092
200,000	Microsoft Corp., Sr. Unsecd. Note, 3.125%, 11/3/2025	218,315
200,000	Oracle Corp., Sr. Unsecd. Note, 3.600%, 4/1/2050	205,704
100,000	Oracle Corp., Sr. Unsecd. Note, 3.650%, 3/25/2041	106,202
100,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	113,560
25,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 6/15/2045	33,681
85,000	Vontier Corp., Sr. Unsecd. Note, 144A, 1.800%, 4/1/2026	84,635
	TOTAL	2,595,165
	Technology Services—0.1%
100,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	99,133
60,000	Global Payments, Inc., Sr. Unsecd. Note, 1.200%, 3/1/2026	59,475
45,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	46,943
80,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	81,375
	TOTAL	286,926
	Transportation - Airlines—0.2%
40,000	Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	42,923
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Transportation - Airlines—continued
$ 100,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 6/15/2027	$117,713
130,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	148,405
	TOTAL	309,041
	Transportation - Railroads—0.2%
75,000	Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.000%, 4/1/2025	80,843
210,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.500%, 5/1/2050	221,951
100,000	Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	103,450
	TOTAL	406,244
	Transportation - Services—0.4%
65,000	FedEx Corp., Sr. Unsecd. Note, 3.250%, 5/15/2041	66,932
100,000	FedEx Corp., Sr. Unsecd. Note, 4.050%, 2/15/2048	115,061
80,000	GXO Logistics, Inc., Sr. Unsecd. Note, 144A, 1.650%, 7/15/2026	79,697
80,000	GXO Logistics, Inc., Sr. Unsecd. Note, 144A, 2.650%, 7/15/2031	79,458
200,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 2.700%, 3/14/2023	206,588
200,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.400%, 3/1/2023	209,059
	TOTAL	756,795
	Utility - Electric—1.5%
165,000	Ameren Corp., Sr. Unsecd. Note, 1.750%, 3/15/2028	163,427
100,000	Berkshire Hathaway Energy Co., Sr. Unsecd. Note, 3.750%, 11/15/2023	106,897
100,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	101,962
65,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	68,961
200,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	211,278
125,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	133,916
125,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	136,678
125,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	148,716
200,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.625%, 9/14/2025	226,928
100,000	Enel Finance International SA, Company Guarantee, 144A, 6.000%, 10/7/2039	140,305
175,000	EverSource Energy, Sr. Unsecd. Note, Series N, 3.800%, 12/1/2023	187,928
100,000	Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	126,602
100,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	117,685
93,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	99,858
190,000	Kansas City Power and Light Co., Sr. Unsecd. Note, 4.200%, 3/15/2048	229,877
50,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	54,220
200,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.250%, 6/1/2030	201,729
65,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	78,040
300,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	322,940
125,000	Puget Energy, Inc., Sec. Fac. Bond, 144A, 2.379%, 6/15/2028	126,476
225,000	Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	238,500
	TOTAL	3,222,923
	Utility - Natural Gas—0.4%
225,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	290,658
40,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	40,308
145,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	167,955
120,000	Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	148,692
190,000	TransCanada PipeLines Ltd., Sr. Secd. Note, 5.100%, 3/15/2049	249,781
	TOTAL	897,394
	TOTAL CORPORATE BONDS (IDENTIFIED COST $36,500,287)	39,803,432
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	U.S. TREASURIES—13.8%
	Treasury Inflation-Indexed Note—1.6%
$ 931,506	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2026	$1,013,592
1,128,160	U.S. Treasury Inflation-Protected Note, 0.125%, 1/15/2031	1,241,325
1,038,450	U.S. Treasury Inflation-Protected Note, 0.250%, 2/15/2050	1,170,162
11,268	U.S. Treasury Inflation-Protected Note, 1.000%, 2/15/2046	14,653
	TOTAL	3,439,732
	U.S. Treasury Bond—1.5%
150,000	United States Treasury Bond, 1.375%, 11/15/2040	134,556
760,000	United States Treasury Bond, 1.625%, 11/15/2050	680,762
20,000	United States Treasury Bond, 2.750%, 11/15/2047	22,712
1,000	United States Treasury Bond, 3.000%, 11/15/2044	1,175
900,000	United States Treasury Bond, 3.000%, 2/15/2049	1,075,018
1,100,000	United States Treasury Bond, 3.125%, 5/15/2048	1,338,660
	TOTAL	3,252,883
	U.S. Treasury Note—10.7%
1,350,000	United States Treasury Note, 0.125%, 11/30/2022	1,349,299
2,000,000	United States Treasury Note, 0.125%, 4/30/2023	1,996,413
1,000,000	United States Treasury Note, 0.125%, 6/30/2023	997,539
4,000,000	United States Treasury Note, 0.250%, 5/15/2024	3,978,125
5,700,000	United States Treasury Note, 0.500%, 3/15/2023	5,728,885
900,000	United States Treasury Note, 0.625%, 8/15/2030	838,313
400,000	United States Treasury Note, 0.875%, 11/15/2030	380,291
2,500,000	United States Treasury Note, 1.500%, 9/15/2022	2,541,314
900,000	United States Treasury Note, 1.750%, 12/31/2024	936,395
2,400,000	United States Treasury Note, 1.750%, 11/15/2029	2,476,555
900,000	United States Treasury Note, 2.125%, 11/30/2024	947,892
50,000	United States Treasury Note, 2.250%, 11/15/2027	53,474
40,000	United States Treasury Note, 2.875%, 5/31/2025	43,422
300,000	United States Treasury Note, 2.875%, 5/15/2028	333,222
	TOTAL	22,601,139
	TOTAL U.S. TREASURIES (IDENTIFIED COST $28,810,003)	29,293,754
	COMMERCIAL MORTGAGE-BACKED SECURITIES—0.6%
	Agency Commercial Mortgage-Backed Securities—0.3%
233,159	FHLMC REMIC, Series K105, Class A1, 1.536%, 3/25/2053	234,936
290,000	FREMF Mortgage Trust 2015-K49 REMIC, Class B, 3.848%, 10/25/2048	314,738
	TOTAL	549,674
	Commercial Mortgage—0.3%
85,000	Bank, Class A4, 3.488%, 11/15/2050	94,267
200,000	Benchmark Mortgage Trust 2020-B19, Class A5, 1.850%, 9/15/2053	197,738
50,000	Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	53,463
200,000	Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	210,313
100,000	JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	108,354
	TOTAL	664,135
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,166,960)	1,213,809
	FOREIGN GOVERNMENTS/AGENCIES—0.3%
	Sovereign—0.3%
200,000	Colombia, Government of, Sr. Unsecd. Note, 4.500%, 3/15/2029	217,980
200,000	Mexico, Government of, 3.750%, 1/11/2028	217,738
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 100,000		Poland, Government of, 4.000%, 1/22/2024	$108,836
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $513,250)	544,554
		MORTGAGE-BACKED SECURITIES—0.0%
		Government National Mortgage Association—0.0%
4,838		Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	5,503
2,889		Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	3,326
8,250		Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	9,482
9,467		Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	10,933
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $25,427)	29,244
		ADJUSTABLE RATE MORTGAGE—0.0%
		Federal National Mortgage Association—0.0%
2,363	[3]	Federal National Mortgage Association ARM, 2.323%, 9/1/2037 (IDENTIFIED COST $2,380)	2,495
		INVESTMENT COMPANIES—18.6%
470,084		Bank Loan Core Fund	4,555,117
358,432		Emerging Markets Core Fund	3,681,097
1,088,958		Federated Hermes High Income Bond Fund II, Class P	6,882,216
1,055		Federated Hermes Short-Intermediate Government Fund, Institutional Shares	11,759
2,109,946		Mortgage Core Fund	20,867,364
381,209		Project and Trade Finance Core Fund	3,381,320
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $36,445,822)	39,378,873
		REPURCHASE AGREEMENT—5.6%
$11,854,000		Interest in $2,496,000,000 joint repurchase agreement 0.06%, dated 6/30/2021 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,496,003,813 on 7/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/20/2050 and the market value of those underlying securities was $2,545,923,890. (IDENTIFIED COST $11,854,000)	11,854,000
		TOTAL INVESTMENT IN SECURITIES—98.8% (IDENTIFIED COST $179,867,777)[4]	208,969,602
		OTHER ASSETS AND LIABILITIES - NET—1.2%[5]	2,577,723
		TOTAL NET ASSETS—100%	$211,547,325
At June 30, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
1S&P 500 E-Mini Long Futures	426	$91,347,180	September 2021	$1,693,201
[1]United States Treasury Notes 2-Year Long Futures	35	$7,711,211	September 2021	$(10,973)
[1]United States Treasury Notes 5-Year Long Futures	33	$4,073,180	September 2021	$(7,035)
Short Futures:
[1]United States Treasury Notes 10-Year Short Futures	262	$34,715,000	September 2021	$(150,528)
[1]United States Treasury Notes 10-Year Ultra Short Futures	12	$1,766,437	September 2021	$(29,441)
[1]United States Treasury Ultra Bond Short Futures	9	$1,734,188	September 2021	$(9,927)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$1,485,297
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report

An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended June 30, 2021, were as follows:
	Value as of 12/31/2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 6/30/2021	Shares Held as of 6/30/2021	Dividend Income
Affiliated Issuers no longer in the portfolio at period end	$440,720	$119,835	$(375,176)	$(188,150)	$2,771	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$440,720	$119,835	$(375,176)	$(188,150)	$2,771	$—	—	$—
Affiliated fund holdings are investment companies which are managed by Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) or an affiliate of the Co-Advisers. Transactions with affiliated fund holdings during the period ended June 30, 2021, were as follows:
Affiliates	Value as of 12/31/2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 6/30/2021	Shares Held as of 6/30/2021	Dividend Income
Bank Loan Core Fund	$10,204,299	$3,229,603	$(9,000,000)	$305,086	$(183,871)	$4,555,117	470,084	$229,587
Emerging Markets Core Fund	$13,049,717	$351,231	$(9,500,000)	$(688,537)	$468,686	$3,681,097	358,432	$351,172
Federated Hermes High Income Bond Fund II, Class P	$22,114,880	$1,094,705	$(16,000,000)	$(709,983)	$382,614	$6,882,216	1,088,958	$1,094,704
Federated Hermes Short-Intermediate Government Fund, Institutional Shares	$11,925	$55	$—	$(221)	$—	$11,759	1,055	$56
Mortgage Core Fund	$74,360,167	$865,562	$(53,000,000)	$(2,845,663)	$1,487,298	$20,867,364	2,109,946	$865,533
Project and Trade Finance Core Fund	$10,223,086	$111,626	$(7,000,000)	$204,443	$(157,835)	$3,381,320	381,209	$111,622
TOTAL OF AFFILIATED TRANSACTIONS	$129,964,074	$5,652,782	$(94,500,000)	$(3,734,875)	$1,996,892	$39,378,873	4,409,684	$2,652,674

1	Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

3
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

4	The cost of investments for federal tax purposes amounts to $179,857,787.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of June 30, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$78,317,329	$—	$2,766,091	$81,083,420
International	5,766,021	—	—	5,766,021
Debt Securities:
Corporate Bonds	—	39,803,432	—	39,803,432
U.S. Treasuries	—	29,293,754	—	29,293,754
Commercial Mortgage-Backed Securities	—	1,213,809	—	1,213,809
Foreign Governments/Agencies	—	544,554	—	544,554
Mortgage-Backed Securities	—	29,244	—	29,244
Adjustable Rate Mortgage	—	2,495	—	2,495
Investment Companies[1]	35,997,553	—	—	39,378,873
Repurchase Agreement	—	11,854,000	—	11,854,000
TOTAL SECURITIES	$120,080,903	$82,741,288	$2,766,091	$208,969,602
Other Financial Instruments:[2]
Assets	$1,693,201	$—	$—	$1,693,201
Liabilities	(207,904)	—	—	(207,904)
TOTAL OTHER FINANCIAL INSTRUMENTS	$1,485,297	$—	$—	$1,485,297

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $3,381,320 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above but is included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed of Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

2	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
FHLMC	—Federal Home Loan Mortgage Corporation
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.09	$11.30	$9.60	$10.80	$9.52	$9.29
Income From Investment Operations:
Net investment income (loss)[1]	0.09	0.19	0.24	0.23	0.29	0.34
Net realized and unrealized gain (loss)	1.08	(0.13)	1.68	(1.13)	1.39	0.34
Total From Investment Operations	1.17	0.06	1.92	(0.90)	1.68	0.68
Less Distributions:
Distributions from net investment income	(0.21)	(0.27)	(0.22)	(0.30)	(0.40)	(0.45)
Net Asset Value, End of Period	$12.05	$11.09	$11.30	$9.60	$10.80	$9.52
Total Return[2]	10.70%	0.93%	20.23%	(8.49)%	18.11%	7.69%
Ratios to Average Net Assets:
Net expenses[3]	0.91%[4]	0.92%	0.91%	0.89%	0.83%	0.79%[5]
Net investment income	1.61%[4]	1.82%	2.28%	2.26%	2.91%	3.72%
Expense waiver/reimbursement[6]	0.02%[4]	0.01%	0.02%	0.03%	0.09%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$209,950	$586,281	$651,498	$632,957	$621,804	$563,745
Portfolio turnover	31%	61%	47%	96%	71%	90%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio was 0.79% for the year ended December 31, 2016, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2021	Year Ended December 31,		Period Ended 12/31/2018[1]
		2020	2019
Net Asset Value, Beginning of Period	$11.09	$11.27	$9.59	$10.08
Income From Investment Operations:
Net investment income (loss)[2]	0.08	0.16	0.21	0.13
Net realized and unrealized gain (loss)	1.08	(0.12)	1.68	(0.62)
Total From Investment Operations	1.16	0.04	1.89	(0.49)
Less Distributions:
Distributions from net investment income	(0.19)	(0.22)	(0.21)	—
Net Asset Value, End of Period	$12.06	$11.09	$11.27	$9.59
Total Return[3]	10.55%	0.71%	19.92%	(4.86)%
Ratios to Average Net Assets:
Net expenses[4]	1.16%[5]	1.17%	1.16%	1.15%[5]
Net investment income	1.36%[5]	1.57%	2.03%	1.91%[5]
Expense waiver/reimbursement[6]	0.02%[5]	0.01%	0.02%	0.02%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,597	$39,680	$44,161	$44,037
Portfolio turnover	31%	61%	47%	96%[7]

1	Reflects operations for the period from April 26, 2018 (date of initial investment) to December 31, 2018.
2	Per share numbers have been calculated using the average shares method.
3
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended December 31, 2018.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and LiabilitiesJune 30, 2021 (unaudited)

Assets:
Investment in securities, at value including $39,378,873 of investment in affiliated holdings* (identified cost $179,867,777)	$208,969,602
Due from broker (Note 2)	2,000
Income receivable	570,257
Income receivable from affiliated holdings	232,698
Receivable for investments sold	268,091
Receivable for shares sold	6,580
Receivable for variation margin on futures contracts	5,215,448
Total Assets	215,264,676
Liabilities:
Payable for investments purchased	3,512,463
Payable for shares redeemed	28,125
Payable to bank	23,516
Payable for investment adviser fee (Note 5)	3,351
Payable for administrative fee (Note 5)	796
Payable for distribution services fee (Note 5)	7,339
Accrued expenses (Note 5)	141,761
Total Liabilities	3,717,351
Net assets for 17,561,552 shares outstanding	$211,547,325
Net Assets Consist of:
Paid-in capital	$122,519,637
Total distributable earnings (loss)	89,027,688
Total Net Assets	$211,547,325
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Primary Shares:
$209,949,851 ÷ 17,429,043 shares outstanding, no par value, unlimited shares authorized	$12.05
Service Shares:
$1,597,474 ÷ 132,509 shares outstanding, no par value, unlimited shares authorized	$12.06

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of OperationsSix Months Ended June 30, 2021 (unaudited)

Investment Income:
Dividends (including $2,652,674 received from affiliated holdings* and net of foreign taxes withheld of $1,609)	$5,017,980
Interest	2,762,486
TOTAL INCOME	7,780,466
Expenses:
Investment adviser fee (Note 5)	2,320,701
Administrative fee (Note 5)	308,976
Custodian fees	24,139
Transfer agent fees	22,267
Directors’/Trustees’ fees (Note 5)	2,117
Auditing fees	16,285
Legal fees	8,040
Portfolio accounting fees	93,533
Distribution services fee (Note 5)	48,439
Printing and postage	57,012
Miscellaneous (Note 5)	19,201
TOTAL EXPENSES	2,920,710
Reimbursement of investment adviser fee (Note 5)	(64,812)
Net expenses	2,855,898
Net investment income	4,924,568
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Foreign Exchange Contracts, Futures Contracts and Written Options:
Net realized gain on investments (including net realized gain of $1,999,663 on sales of investments in affiliated companies and holdings*)	97,536,963
Net realized loss on foreign currency transactions	(12,724)
Net realized gain on foreign exchange contracts	3,168
Net realized gain on futures contracts	15,160,907
Net realized loss on written options	(377,687)
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(3,923,025) of investments in affiliated companies and holdings*)	(53,259,260)
Net change in unrealized appreciation of translation of assets and liabilities in foreign currency	(467)
Net change in unrealized appreciation of futures contracts	(1,423,757)
Net realized and unrealized gain (loss) on investments, foreign currency transactions, foreign exchange contracts, futures contracts and written options	57,627,143
Change in net assets resulting from operations	$62,551,711

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2021	Year Ended 12/31/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,924,568	$11,152,803
Net realized gain (loss)	112,310,627	(23,999,039)
Net change in unrealized appreciation/depreciation	(54,683,484)	14,979,672
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	62,551,711	2,133,436
Distributions to Shareholders:
Primary Shares	(10,815,186)	(14,937,718)
Service Shares	(645,526)	(827,265)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,460,712)	(15,764,983)
Share Transactions:
Proceeds from sale of shares	5,852,230	29,845,467
Net asset value of shares issued to shareholders in payment of distributions declared	11,460,710	15,764,983
Cost of shares redeemed	(482,817,862)	(101,676,772)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(465,504,922)	(56,066,322)
Change in net assets	(414,413,923)	(69,697,869)
Net Assets:
Beginning of period	625,961,248	695,659,117
End of period	$211,547,325	$625,961,248
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
June 30, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes Managed Volatility Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to achieve high current income and moderate capital appreciation. The Co-Advisers each are registered as a “commodity pool operator” with respect to operation of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Trustees.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Co-Advisers and certain of the Co-Advisers’ affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Co-Advisers determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Co-Advisers and their affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense reimbursement of $64,812 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2021, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration, market and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $172,384,556 and $13,726,393, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At June 30, 2021, the Fund had no outstanding foreign exchange contracts.
The average value at settlement date payable of foreign exchange contracts purchased by the Fund throughout the period was $102. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to manage market risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At June 30, 2021, the Fund had no outstanding purchased and written option contracts.
The average market value of purchased put and call options held by the Fund throughout the period was $287,400 and $209,025, respectively. This is based on amounts held as of each month-end throughout the six-month period.
The average market value of written put and call options held by the Fund throughout the period was $142,786 and $31,243, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Semi-Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$[1](207,904)
Equity contracts	Receivable for variation margin on futures contracts	$[1]1,693,201
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$1,485,297

1
Includes net cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2021
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$(118,746)	$—	$—	$—	$(118,746)
Equity contracts	15,279,653	—	1,041,149	(377,687)	15,943,115
Foreign exchange contracts	—	3,168	—	—	3,168
TOTAL	$15,160,907	$3,168	$1,041,149	$(377,687)	$15,827,537

1	The net realized gain on Purchased Option Contracts is found within the Net realized gain on investments on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(163,245)
Equity contracts	(1,260,512)
TOTAL	$(1,423,757)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 6/30/2021		Year Ended 12/31/2020
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	485,298	$5,636,804	2,708,594	$27,733,700
Shares issued to shareholders in payment of distributions declared	954,562	10,815,186	1,577,373	14,937,718
Shares redeemed	(36,898,354)	(440,659,030)	(9,062,173)	(95,024,537)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(35,458,494)	$(424,207,040)	(4,776,206)	$(52,353,119)
	Six Months Ended 6/30/2021		Year Ended 12/31/2020
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	18,241	$215,426	209,920	$2,111,767
Shares issued to shareholders in payment of distributions declared	56,874	645,524	87,172	827,265
Shares redeemed	(3,521,249)	(42,158,832)	(635,596)	(6,652,235)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(3,446,134)	$(41,297,882)	(338,504)	$(3,713,203)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(38,904,628)	$(465,504,922)	(5,114,710)	$(56,066,322)
4. FEDERAL TAX INFORMATION
At June 30, 2021, the cost of investments for federal tax purposes was $179,857,787. The net unrealized appreciation of investments for federal tax purposes was $30,597,112. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $32,396,034 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,798,922. The amounts presented are inclusive of derivative contracts.
As of December 31, 2020, the Fund had a capital loss carryforward of $49,218,351 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$14,831,773	$34,386,578	$49,218,351
At December 31, 2020, for federal income tax purposes, the Fund had $452,291 in straddle loss deferrals.
As a result of the tax-free transfer of assets from Federated Managed Tail Risk Fund II, certain capital loss carryforwards listed above may be limited.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The co-advisory agreement between the Fund and the Co-Advisers provides for an annual fee equal to 0.75% of the Fund’s average daily net assets.
The Co-Advisers have agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended June 30, 2021, the Co-Advisers reimbursed $64,812.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
In addition to the fees described above, the Fund agrees to pay FAS an annual Administrative Service Charge of $125,000 for administrative and compliance services related to commodities Futures Trading Commission Rule 4.5. For the six months ended June 30, 2021, the annualized fee paid to FAS was 0.100% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. For the six months ended June 30, 2021, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$48,439
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2021, FSC did not retain any fees paid by the Fund.
Expense Limitation
The Co-Advisers and certain of their affiliates (which may include FAS and FSC) on their own initiative agreed to waive certain amounts of their respective fees and/or reimburse expenses up to but not including June 1, 2021 so that total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy related expenses paid by the Fund, if any) paid by the Fund’s Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) would not exceed 0.95% and 1.20% respectively.
Interfund Transactions
During the six months ended June 30, 2021, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These sale transactions complied with Rule 17a-7 under the Act and amounted to $76,440. Net realized gain recognized on these transactions was $22,284.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Co-Advisers which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2021, were as follows:
Purchases	$144,635,169
Sales	$563,865,248
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2021, the Fund had no outstanding loans. During the six months ended June 30, 2021, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2021, there were no outstanding loans. During the six months ended June 30, 2021, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such
Semi-Annual Shareholder Report

as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2021	Ending Account Value 6/30/2021	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,107.00	$4.75
Service Shares	$1,000	$1,105.50	$6.06
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,020.28	$4.56
Service Shares	$1,000	$1,019.04	$5.81

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	0.91%
Service Shares	1.16%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Managed Volatility Fund II (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (the “Adviser”), under which they will serve as co-advisers to the Fund (the “Co-Advisers”), for an additional one-year term (the “Contract”). The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Co-Advisers’ investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Co-Advisers and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Co-Advisers in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares, without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
Semi-Annual Shareholder Report

The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. Also, in weighing these factors, the Board considered the aggregate advisory fee paid by the Fund for the services of all Co-Advisers in addition to considering the allocation of that aggregate fee among the Co-Advisers and the rationale for that allocation. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Co-Advisers and the resources of the Co-Advisers and their affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Co-Advisers and their affiliates. In particular, the Board considered the services provided by the Co-Advisers in the aggregate, to the extent that the Co-Advisers collaborate in the implementation of the Fund’s strategy, as well as separately, to the extent to which specific services provided by a Co-Adviser are distinguishable and subject to meaningful assessment. The Board considered the Co-Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Co-Advisers’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Co-Advisers are executing the Fund’s investment program.
Semi-Annual Shareholder Report

In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Co-Advisers’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Co-Advisers’ communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding the Co-Advisers’ regulatory and compliance environment. The Board considered the Co-Advisers’ compliance program, compliance history, and reports from the CCO about the Co-Advisers’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Co-Advisers and their affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Co-Advisers’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent, and quality of the Co-Advisers’ investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board considered detailed investment reports on, and the Co-Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings . These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Co-Advisers in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. In this connection, the Board considered that the longevity and experience of the Fund’s portfolio management team and their extensive bottom-up approach to investing may limit the utility of comparisons to other equity mutual funds.
For the periods ended December 31, 2020, the Fund’s performance for the five-year period was above the median of the Performance Peer Group, and the Fund’s performance fell below the median of the Performance Peer Group for the one-year and three-year periods. The Board discussed the Fund’s performance with the Co-Advisers and recognized the efforts being taken by the Co-Advisers in the context of other factors considered relevant by the Board.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Semi-Annual Shareholder Report

Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which any of the Co-Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Fund to remain competitive in the marketplace, the Co-Advisers and their affiliates frequently waived
Semi-Annual Shareholder Report

fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board considered that the Contract provides for payment of a single advisory fee by the Fund for all services provided by the Co-Advisers. The Board further considered that the Contract permits the Co-Advisers to allocate the advisory fee in a manner commensurate with the services they provide to the Fund. Throughout the year, as well as in connection with its May Meetings, the Board considered the fee allocation and the Co-Advisers’ analysis as to whether the allocation of fees among the Co-Advisers continued to be a reasonable proxy for and measurement of the level of resources and services provided by each Co-Adviser toward the management of the Fund. The Board considered Federated Hermes’ previous reductions in contractual management fees to certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Co-Advisers and their affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints, at higher levels and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Semi-Annual Shareholder Report

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangements.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Insurance Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Managed Volatility Fund II (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Hermes Managed Volatility Fund II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916108
CUSIP 313916744
G00433-03 (8/21)
© 2021 Federated Hermes, Inc.

Semi-Annual Shareholder Report
June 30, 2021

Share Class	Primary	Service

Federated Hermes Quality Bond Fund II

A Portfolio of Federated Hermes Insurance Series
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2021 through June 30, 2021. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2021, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Corporate Bonds	96.9%
U.S. Treasuries	0.5%
Mortgage-Backed Securities[2,3]	0.0%
Securities Lending Collateral[4]	1.3%
Cash Equivalents[5]	2.1%
Derivative Contracts[6]	(0.1)%
Other Assets and Liabilities—Net[7]	(0.7)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these security types.
2	For purposes of this table, mortgage-backed securities include mortgage-backed securities guaranteed by Government Sponsored Entities.
3	Represents less than 0.1%.
4	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
6
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
June 30, 2021 (unaudited)
Principal Amount			Value
		CORPORATE BONDS—96.9%
		Basic Industry - Chemicals—0.6%
$ 640,000		FMC Corp., Sr. Unsecd. Note, 3.950%, 2/1/2022	$647,375
500,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	574,360
		TOTAL	1,221,735
		Basic Industry - Metals & Mining—1.5%
350,000	[1]	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.250%, 3/17/2028	354,318
400,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	409,541
230,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	240,466
350,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	351,434
150,000	[1]	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 2.850%, 4/27/2031	152,701
1,000,000	[1]	Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	1,059,337
320,000		Southern Copper Corp., Sr. Unsecd. Note, 3.500%, 11/8/2022	331,968
		TOTAL	2,899,765
		Capital Goods - Aerospace & Defense—3.7%
600,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	645,534
280,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	309,444
200,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.400%, 4/15/2030	217,587
450,000		Boeing Co., Sr. Unsecd. Note, 1.875%, 6/15/2023	458,558
600,000		Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	620,752
584,000		Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	598,582
519,000	[1]	Embraer Overseas Ltd., Sr. Unsecd. Note, 144A, 5.696%, 9/16/2023	555,019
275,000		General Dynamics Corp., Sr. Unsecd. Note, 3.250%, 4/1/2025	298,157
410,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	448,552
145,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series WI, 3.844%, 5/1/2025	158,194
600,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	586,920
335,000		Leidos, Inc., Sr. Unsecd. Note, 144A, 3.625%, 5/15/2025	365,720
320,000		Raytheon Technologies Corp., Sr. Unsecd. Note, 3.100%, 11/15/2021	321,070
800,000		Raytheon Technologies Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	921,079
460,000	[2]	Textron Financial Corp., Jr. Sub. Note, 144A, 1.890% (3-month USLIBOR +1.735%), 2/15/2042	392,150
295,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	319,207
		TOTAL	7,216,525
		Capital Goods - Building Materials—1.1%
165,000	[1]	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	179,578
800,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	851,474
340,000		Carrier Global Corp., Sr. Unsecd. Note, 2.700%, 2/15/2031	350,641
200,000		Carrier Global Corp., Sr. Unsecd. Note, 2.722%, 2/15/2030	207,526
300,000		Masco Corp., Sr. Unsecd. Note, 2.000%, 10/1/2030	293,021
300,000		Masco Corp., Sr. Unsecd. Note, 3.500%, 11/15/2027	329,710
		TOTAL	2,211,950
		Capital Goods - Construction Machinery—1.8%
600,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.450%, 7/15/2026	596,513
250,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.875%, 1/15/2026	254,528
195,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.950%, 7/2/2023	199,967
500,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	514,486
595,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	660,095
750,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 0.450%, 6/7/2024	747,977
510,000		Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	512,544
		TOTAL	3,486,110
Semi-Annual Shareholder Report
2

Principal Amount			Value
		CORPORATE BONDS—continued
		Capital Goods - Diversified Manufacturing—3.3%
$ 750,000		CK Hutchison Holdings Ltd., Sr. Unsecd. Note, 144A, 2.750%, 3/29/2023	$777,790
205,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	208,893
400,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.950%, 6/1/2030	407,018
555,000		Hubbell, Inc., Sr. Unsecd. Note, 2.300%, 3/15/2031	557,008
585,000		Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	585,427
1,000,000		Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	1,048,969
210,000		Otis Worldwide Corp., Sr. Unsecd. Note, Series WI, 2.565%, 2/15/2030	217,661
430,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	424,077
250,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.650%, 9/15/2023	267,137
875,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	978,236
235,000		Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	250,114
400,000		Xylem, Inc., Sr. Unsecd. Note, 1.950%, 1/30/2028	404,417
250,000	[1]	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	252,121
		TOTAL	6,378,868
		Capital Goods - Packaging—0.3%
500,000		WestRock Co., Sr. Unsecd. Note, Series WI, 3.750%, 3/15/2025	546,015
		Communications - Cable & Satellite—2.2%
1,000,000		CCO Safari II LLC, 4.908%, 7/23/2025	1,133,556
550,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.800%, 4/1/2031	562,915
900,000		Comcast Corp., Sr. Unsecd. Note, 2.350%, 1/15/2027	944,823
300,000		Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	330,046
750,000		Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	840,824
400,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 3/15/2023	452,209
		TOTAL	4,264,373
		Communications - Media & Entertainment—1.4%
300,000		British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	328,055
132,000		Discovery Communications LLC, Sr. Unsecd. Note, 2.950%, 3/20/2023	137,405
500,000	[1]	Fox Corp, Sr. Unsecd. Note, 3.500%, 4/8/2030	551,842
500,000	[1]	Omnicom Group, Inc., Sr. Unsecd. Note, 2.450%, 4/30/2030	508,792
750,000		ViacomCBS, Inc., Sr. Unsecd. Note, 3.700%, 8/15/2024	810,524
310,000		ViacomCBS, Inc., Sr. Unsecd. Note, 4.950%, 1/15/2031	374,027
		TOTAL	2,710,645
		Communications - Telecom Wireless—1.8%
600,000		American Tower Corp., Sr. Unsecd. Note, 3.500%, 1/31/2023	628,754
300,000		Crown Castle International Corp., 3.150%, 7/15/2023	315,111
500,000		Crown Castle International Corp., Sr. Unsecd. Note, 1.050%, 7/15/2026	488,798
180,000		Crown Castle International Corp., Sr. Unsecd. Note, 2.250%, 1/15/2031	177,860
250,000		Crown Castle International Corp., Sr. Unsecd. Note, 3.300%, 7/1/2030	268,216
200,000		Crown Castle International Corp., Sr. Unsecd. Note, 4.450%, 2/15/2026	226,208
450,000		T-Mobile USA, Inc., Series WI, 3.750%, 4/15/2027	498,323
450,000		T-Mobile USA, Inc., Sec. Fac. Bond, 3.875%, 4/15/2030	504,563
395,000		Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	441,242
		TOTAL	3,549,075
		Communications - Telecom Wirelines—2.5%
450,000		AT&T, Inc., Sr. Unsecd. Note, 3.400%, 5/15/2025	490,350
877,000		AT&T, Inc., Sr. Unsecd. Note, 144A, 2.550%, 12/1/2033	869,735
300,000		AT&T, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2027	310,540
250,000		AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	260,131
250,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	360,466
300,000	[1]	Verizon Communications, Inc., Sr. Unsecd. Note, 0.850%, 11/20/2025	296,876
800,000		Verizon Communications, Inc., Sr. Unsecd. Note, 1.750%, 1/20/2031	767,239
Semi-Annual Shareholder Report
3

Principal Amount			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wirelines—continued
$ 110,000		Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	$112,518
175,000		Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	189,111
1,100,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 3/15/2024	1,197,486
		TOTAL	4,854,452
		Consumer Cyclical - Automotive—4.1%
1,000,000		Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.250%, 8/1/2024	1,068,910
250,000	[1]	Ford Motor Co., Sr. Unsecd. Note, 4.346%, 12/8/2026	268,127
920,000		General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	1,006,539
250,000		General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	296,125
500,000		General Motors Financial Co., Inc., 1.250%, 1/8/2026	496,927
500,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.400%, 4/10/2028	507,934
300,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.000%, 10/6/2026	331,427
580,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.300%, 1/8/2026	573,881
355,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	364,535
1,025,000		Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 2.650%, 7/13/2022	1,042,142
500,000		Stellantis N.V., Sr. Unsecd. Note, 5.250%, 4/15/2023	539,765
650,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 0.875%, 11/22/2023	651,985
500,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 1.250%, 11/24/2025	497,353
300,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.250%, 11/13/2023	324,387
		TOTAL	7,970,037
		Consumer Cyclical - Retailers—3.6%
1,000,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	1,117,344
470,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.950%, 1/25/2030	488,508
665,000		AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	787,374
275,000		Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	276,989
250,000	[1]	CVS Health Corp., Sr. Unsecd. Note, 1.300%, 8/21/2027	245,388
1,290,000		CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	1,483,152
200,000		Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/1/2025	223,923
250,000		Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	264,268
500,000		Dollar Tree, Inc., Sr. Unsecd. Note, 4.000%, 5/15/2025	552,380
500,000		Home Depot, Inc., Sr. Unsecd. Note, 2.125%, 9/15/2026	526,795
320,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	307,490
120,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	138,375
580,000		Tractor Supply Co., Sr. Unsecd. Note, 1.750%, 11/1/2030	553,653
		TOTAL	6,965,639
		Consumer Cyclical - Services—2.2%
200,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.125%, 2/9/2031	196,802
500,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.400%, 12/6/2027	546,701
170,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	187,938
400,000		Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	478,013
750,000		Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	841,247
500,000		Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	507,698
325,000		IHS Markit Ltd., Sr. Unsecd. Note, 4.125%, 8/1/2023	347,555
135,000		IHS Markit Ltd., Sr. Unsecd. Note, Series 5YR, 3.625%, 5/1/2024	145,162
500,000		Visa, Inc., Sr. Unsecd. Note, 2.800%, 12/14/2022	516,680
530,000		Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	580,149
		TOTAL	4,347,945
		Consumer Non-Cyclical - Food/Beverage—4.8%
750,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	894,223
515,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	536,857
750,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	881,714
Semi-Annual Shareholder Report
4

Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$ 200,000		Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	$200,554
380,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	414,117
500,000		Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	540,476
161,000		Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 4.500%, 1/25/2022	164,664
915,000		International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.230%, 10/1/2025	910,643
85,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.200%, 5/1/2030	92,005
176,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.057%, 5/25/2023	187,694
450,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	505,084
417,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	444,295
900,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, Series WI, 3.875%, 5/15/2027	989,557
380,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.650%, 10/3/2021	381,954
510,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	514,833
240,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.350%, 2/1/2022	243,508
60,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	65,708
200,000		Smucker (J.M.) Co., Sr. Unsecd. Note, 2.375%, 3/15/2030	203,978
450,000		Sysco Corp., Sr. Unsecd. Note, 3.250%, 7/15/2027	487,665
700,000		Sysco Corp., Sr. Unsecd. Note, 3.300%, 7/15/2026	761,208
		TOTAL	9,420,737
		Consumer Non-Cyclical - Health Care—2.0%
440,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	467,240
205,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	209,584
350,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	368,926
250,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.700%, 6/6/2027	277,940
740,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	806,360
160,000		Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	171,315
235,000		DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	246,080
470,000		DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, Series 5YR, 2.200%, 11/15/2024	490,770
330,000		PerkinElmer, Inc., Sr. Unsecd. Note, 2.550%, 3/15/2031	338,835
450,000		PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	487,753
50,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 4.133%, 3/25/2025	55,464
		TOTAL	3,920,267
		Consumer Non-Cyclical - Pharmaceuticals—3.7%
210,000	[1]	Abbott Laboratories, Sr. Unsecd. Note, 3.400%, 11/30/2023	224,177
453,000		Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	511,837
455,000		AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	494,531
300,000		AbbVie, Inc., Sr. Unsecd. Note, 3.600%, 5/14/2025	327,518
67,000		AbbVie, Inc., Sr. Unsecd. Note, 4.750%, 3/15/2045	84,375
235,000		AstraZeneca PLC, Sr. Unsecd. Note, 0.700%, 4/8/2026	228,979
600,000		AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	652,578
1,000,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	1,071,395
200,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	223,058
235,000		Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	235,834
600,000		Biogen, Inc., Sr. Unsecd. Note, 4.050%, 9/15/2025	668,464
152,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 5.000%, 8/15/2045	208,230
220,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.650%, 3/1/2026	242,657
670,000		Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	635,703
240,000		Royalty Pharma PLC, Sr. Unsecd. Note, 144A, 1.200%, 9/2/2025	238,025
900,000		Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 2.200%, 7/21/2021	899,865
300,000		Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	285,750
		TOTAL	7,232,976
Semi-Annual Shareholder Report
5

Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Supermarkets—0.5%
$ 610,000		Kroger Co., Bond, 6.900%, 4/15/2038	$896,834
		Consumer Non-Cyclical - Tobacco—1.2%
800,000		Altria Group, Inc., Sr. Unsecd. Note, 4.400%, 2/14/2026	905,590
200,000		Bat Capital Corp., Sr. Unsecd. Note, 3.215%, 9/6/2026	212,382
290,000		BAT International Finance PLC, Sr. Unsecd. Note, 144A, 3.950%, 6/15/2025	316,946
300,000		Reynolds American, Inc., Sr. Unsecd. Note, 4.450%, 6/12/2025	332,469
360,000		Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	474,393
		TOTAL	2,241,780
		Energy - Independent—2.8%
250,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.050%, 7/15/2025	257,065
420,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.950%, 1/15/2023	435,199
500,000		Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	551,726
215,000		Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	244,656
250,000		Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 6/1/2024	272,200
700,000		Hess Corp., Sr. Unsecd. Note, 4.300%, 4/1/2027	779,826
475,000	[1]	Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/1/2025	517,591
300,000		Marathon Oil Corp., Sr. Unsecd. Note, 4.400%, 7/15/2027	340,123
100,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	102,375
1,000,000	[1]	Occidental Petroleum Corp., Sr. Unsecd. Note, 3.450%, 7/15/2024	1,023,975
325,000		Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 1.125%, 1/15/2026	321,954
550,000		Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2031	539,710
		TOTAL	5,386,400
		Energy - Integrated—2.2%
500,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.796%, 9/21/2025	554,379
500,000		BP Capital Markets PLC, Sr. Unsecd. Note, 3.994%, 9/26/2023	537,831
500,000		Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	559,201
500,000		Chevron Corp., Sr. Unsecd. Note, 1.141%, 5/11/2023	507,607
530,000		CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, 144A, 5.950%, 4/28/2041	735,386
585,000		Husky Energy, Inc., 4.000%, 4/15/2024	626,530
240,000		Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	271,653
175,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	183,881
325,000		Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	351,329
		TOTAL	4,327,797
		Energy - Midstream—2.9%
265,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	281,527
500,000	[1]	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	576,129
205,000		Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series A, 2.500%, 11/15/2024	215,581
300,000		Energy Transfer Operating, Sr. Unsecd. Note, 3.750%, 5/15/2030	326,174
565,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	614,910
470,000		Energy Transfer Partners LP, Sr. Unsecd. Note, Series 5Y, 4.200%, 9/15/2023	503,092
290,000		MPLX LP, Sr. Unsecd. Note, 1.750%, 3/1/2026	293,291
350,000		MPLX LP, Sr. Unsecd. Note, 3.375%, 3/15/2023	366,073
395,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	441,694
500,000		MPLX LP, Sr. Unsecd. Note, Series WI, 3.500%, 12/1/2022	519,571
345,000		ONEOK, Inc., Sr. Unsecd. Note, 4.000%, 7/13/2027	381,912
600,000		TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	662,596
540,000		Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	551,387
		TOTAL	5,733,937
		Energy - Oil Field Services—0.2%
300,000		Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/21/2025	333,175
Semi-Annual Shareholder Report
6

Principal Amount			Value
		CORPORATE BONDS—continued
		Energy - Refining—0.8%
$ 600,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.700%, 5/1/2025	$677,159
185,000		Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	185,035
215,000		Valero Energy Corp., 7.500%, 4/15/2032	302,321
335,000		Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 6/15/2037	459,780
		TOTAL	1,624,295
		Financial Institution - Banking—19.7%
500,000		American Express Co., Sr. Unsecd. Note, 3.000%, 10/30/2024	536,533
935,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	1,018,054
250,000		Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	257,915
1,250,000		Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	1,382,996
200,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 2.816%, 7/21/2023	205,025
250,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 0.981%, 9/25/2025	249,954
750,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2,456%, 10/22/2025	785,061
500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	542,796
500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.271%, 7/23/2029	574,851
310,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.100%, 10/24/2024	324,995
300,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	306,139
550,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.250%, 9/11/2024	594,949
350,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.200%, 1/30/2023	364,508
500,000		Citigroup, Inc., 4.125%, 7/25/2028	563,737
800,000		Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	823,226
250,000		Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	256,467
1,730,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	1,889,894
500,000		Citigroup, Inc., Sr. Unsecd. Note, 3.700%, 1/12/2026	553,337
500,000		Citigroup, Inc., Sr. Unsecd. Note, 4.075%, 4/23/2029	567,633
90,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	92,397
660,000		Citizens Financial Group, Inc., Sub. Note, 144A, 4.150%, 9/28/2022	686,539
300,000		Comerica, Inc., 3.800%, 7/22/2026	332,678
500,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	551,187
140,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.375%, 1/28/2025	146,863
250,000		Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	262,270
685,000		FNB Corp., (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	696,099
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	486,038
1,250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	1,360,347
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.223%, 5/1/2029	570,632
500,000		Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	559,332
1,000,000		HSBC USA, Inc., Sr. Unsecd. Note, 3.500%, 6/23/2024	1,083,814
240,000	[1]	Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.550%, 2/4/2030	250,138
1,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.045%, 11/19/2026	987,825
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.580%, 4/22/2032	513,512
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	555,565
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.452%, 12/5/2029	585,148
1,000,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	1,053,037
500,000		JPMorgan Chase & Co., Sub. Note, 3.875%, 9/10/2024	545,280
750,000		Morgan Stanley, Sr. Unsecd. Note, 0.790%, 5/30/2025	747,890
1,000,000		Morgan Stanley, Sr. Unsecd. Note, 0.985%, 12/10/2026	984,834
1,000,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	1,109,739
165,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	172,855
500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.125%, 1/23/2023	521,439
1,000,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	1,065,068
408,000		MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.000%, 2/10/2025	434,749
Semi-Annual Shareholder Report
7

Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 250,000	MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.500%, 6/18/2022	$257,822
250,000	MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.150%, 4/1/2022	254,905
330,000	Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	343,940
230,000	Regions Financial Corp., Sr. Unsecd. Note, 3.800%, 8/14/2023	245,331
250,000	State Street Corp., Sr. Unsecd. Note, 2.653%, 5/15/2023	255,066
700,000	State Street Corp., Sr. Unsecd. Note, 3.300%, 12/16/2024	762,359
250,000	Synovus Bank GA, Sr. Unsecd. Note, 2.289%, 2/10/2023	251,979
475,000	Truist Bank, Sr. Unsecd. Note, Series BKNT, 2.150%, 12/6/2024	497,313
500,000	Truist Bank, Sr. Unsecd. Note, Series BKNT, 3.000%, 2/2/2023	520,206
200,000	Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	219,348
245,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 4/1/2022	249,181
250,000	US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	241,258
750,000	US Bancorp, Sub., Series MTN, 3.600%, 9/11/2024	817,881
500,000	Wells Fargo & Co., Series MTN, 3.500%, 3/8/2022	511,168
750,000	Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	778,960
2,120,000	Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	2,288,356
250,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.406% , 10/30/2025	261,686
1,000,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.572%, 2/11/2031	1,035,698
500,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	551,194
	TOTAL	38,496,996
	Financial Institution - Broker/Asset Mgr/Exchange—1.5%
370,000	Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	391,783
220,000	Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	243,589
200,000	Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 1/20/2043	276,906
245,000	Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	282,862
595,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	712,489
390,000	Stifel Financial Corp., 4.250%, 7/18/2024	427,825
500,000	TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	546,446
	TOTAL	2,881,900
	Financial Institution - Finance Companies—2.3%
190,000	AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, Sr. Unsecd. Note, 1.750%, 1/30/2026	187,868
500,000	AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.500%, 1/15/2025	530,138
550,000	AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 10/15/2027	616,474
700,000	Air Lease Corp., Sr. Unsecd. Note, 1.875%, 8/15/2026	701,088
550,000	Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	592,055
500,000	Discover Financial Services, Sr. Unsecd. Note, 3.850%, 11/21/2022	524,136
250,000	Discover Financial Services, Sr. Unsecd. Note, 4.100%, 2/9/2027	279,892
950,000	GE Capital Funding LLC, Sr. Unsecd. Note, 4.400%, 5/15/2030	1,107,854
	TOTAL	4,539,505
	Financial Institution - Insurance - Health—0.7%
163,000	CIGNA Corp., Sr. Unsecd. Note, 3.750%, 7/15/2023	173,638
650,000	CIGNA Corp., Sr. Unsecd. Note, 4.375%, 10/15/2028	756,543
405,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.750%, 7/15/2025	449,676
	TOTAL	1,379,857
	Financial Institution - Insurance - Life—1.0%
350,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	388,160
200,000	AIG Global Funding, Sec. Fac. Bond, 144A, 2.300%, 7/1/2022	203,874
800,000	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	871,636
172,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	274,332
290,000	Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.550%, 6/7/2024	289,096
	TOTAL	2,027,098
Semi-Annual Shareholder Report
8

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - P&C—0.8%
$ 250,000		Chubb INA Holdings, Inc., Sr. Unsecd. Note, 2.700%, 3/13/2023	$260,100
300,000		Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/15/2024	323,841
250,000		CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	274,357
95,000		CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	106,859
300,000		Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	523,126
		TOTAL	1,488,283
		Financial Institution - REIT - Apartment—1.0%
395,000	[1]	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	433,681
115,000		Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	122,064
500,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	541,001
320,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 1.700%, 2/15/2031	304,529
500,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	535,053
		TOTAL	1,936,328
		Financial Institution - REIT - Healthcare—1.2%
445,000		Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	430,494
710,000		Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	801,561
155,000		Welltower, Inc., Sr. Unsecd. Note, 2.700%, 2/15/2027	164,679
375,000		Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	387,002
500,000		Welltower, Inc., Sr. Unsecd. Note, 3.100%, 1/15/2030	533,434
		TOTAL	2,317,170
		Financial Institution - REIT - Office—0.5%
250,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.900%, 12/15/2030	305,277
480,000		Boston Properties LP, Sr. Unsecd. Note, 3.200%, 1/15/2025	514,474
80,000		Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	85,778
		TOTAL	905,529
		Financial Institution - REIT - Other—0.6%
320,000		ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	377,619
275,000		WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	274,103
450,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	491,771
		TOTAL	1,143,493
		Financial Institution - REIT - Retail—0.5%
250,000		Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	250,162
410,000		Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 3/1/2024	428,915
250,000		Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 10/1/2030	257,235
100,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	103,463
		TOTAL	1,039,775
		Sovereign—0.3%
510,000		Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	657,044
		Supranational—0.2%
320,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	332,306
		Technology—7.2%
500,000		Apple, Inc., Sr. Unsecd. Note, 0.550%, 8/20/2025	494,962
315,000		Apple, Inc., Sr. Unsecd. Note, 1.125%, 5/11/2025	318,836
650,000		Apple, Inc., Sr. Unsecd. Note, 2.400%, 5/3/2023	674,808
125,000		Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	161,697
340,000		Automatic Data Processing, Inc., 3.375%, 9/15/2025	372,945
280,000		Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.875%, 1/15/2027	309,556
666,000		Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	749,882
135,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.419%, 4/15/2033	141,927
750,000		Dell International LLC / EMC Corp., 5.300%, 10/1/2029	905,709
150,000		Dell International LLC / EMC Corp., 5.850%, 7/15/2025	176,116
Semi-Annual Shareholder Report
9

Principal Amount		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 350,000	Dell International LLC / EMC Corp., 6.200%, 7/15/2030	$450,430
480,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	505,652
80,000	Equifax, Inc., Sr. Unsecd. Note, Series 5Y, 3.950%, 6/15/2023	85,006
250,000	Fiserv, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2030	259,110
230,000	Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	242,727
500,000	Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	575,174
670,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 8/10/2022	688,880
175,000	Intel Corp., Sr. Unsecd. Note, 3.400%, 3/25/2025	191,311
500,000	Intel Corp., Sr. Unsecd. Note, 3.700%, 7/29/2025	552,986
460,000	Keysight Technologies, Inc., 4.550%, 10/30/2024	511,425
100,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	105,824
310,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	360,245
105,000	Micron Technology, Inc., Sr. Unsecd. Note, 2.497%, 4/24/2023	108,622
250,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.640%, 2/6/2024	274,228
750,000	Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	800,014
190,000	Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	195,211
500,000	Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	507,080
750,000	Oracle Corp., Sr. Unsecd. Note, 3.400%, 7/8/2024	804,261
310,000	Qualcomm, Inc., Sr. Unsecd. Note, 2.600%, 1/30/2023	321,282
85,000	Skyworks Solutions, Inc., Sr. Unsecd. Note, 1.800%, 6/1/2026	86,125
260,000	Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	299,823
600,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	681,361
195,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	203,307
500,000	Vontier Corp., Sr. Unsecd. Note, 144A, 2.400%, 4/1/2028	497,295
500,000	Vontier Corp., Sr. Unsecd. Note, 144A, 2.950%, 4/1/2031	502,918
	TOTAL	14,116,735
	Technology Services—0.4%
255,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	252,789
320,000	Global Payments, Inc., Sr. Unsecd. Note, 1.200%, 3/1/2026	317,201
90,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	93,886
145,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	147,491
	TOTAL	811,367
	Transportation - Airlines—0.3%
275,000	Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	295,097
215,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	245,439
	TOTAL	540,536
	Transportation - Railroads—0.7%
850,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	882,240
500,000	Union Pacific Corp., Sr. Unsecd. Note, 2.150%, 2/5/2027	519,878
	TOTAL	1,402,118
	Transportation - Services—1.9%
550,000	FedEx Corp., Sr. Unsecd. Note, 3.100%, 8/5/2029	597,037
485,000	GXO Logistics, Inc., Sr. Unsecd. Note, 144A, 1.650%, 7/15/2026	483,162
315,000	GXO Logistics, Inc., Sr. Unsecd. Note, 144A, 2.650%, 7/15/2031	312,864
215,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.200%, 11/15/2025	213,110
250,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.700%, 6/15/2026	251,887
250,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.375%, 2/1/2022	253,083
300,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.450%, 7/1/2024	321,908
250,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.450%, 1/29/2026	281,220
280,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.800%, 3/1/2022	284,132
150,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.875%, 6/1/2022	153,201
Semi-Annual Shareholder Report
10

Principal Amount			Value
		CORPORATE BONDS—continued
		Transportation - Services—continued
$ 590,000		United Parcel Service, Inc., Sr. Unsecd. Note, 3.900%, 4/1/2025	$653,251
		TOTAL	3,804,855
		Utility - Electric—3.9%
310,000		AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	339,618
125,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 2.300%, 3/1/2030	126,612
380,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.950%, 12/15/2022	391,113
500,000		Berkshire Hathaway Energy Co., 3.500%, 2/1/2025	540,369
130,000		Berkshire Hathaway Energy Co., Sr. Unsecd. Note, Series WI, 4.050%, 4/15/2025	144,449
560,000		Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	594,124
400,000		EDP Finance BV, Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	396,753
500,000		EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	537,753
190,000		Emera US Finance LP, Sr. Unsecd. Note, 144A, 0.833%, 6/15/2024	189,064
470,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.875%, 5/25/2022	480,387
380,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.625%, 9/14/2025	431,164
385,000		Exelon Corp., Sr. Unsecd. Note, 4.050%, 4/15/2030	438,949
250,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 3.250%, 6/1/2025	269,792
240,000		Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	257,698
600,000		National Rural Utilities Cooperative Finance Corp., Sec. Fac. Bond, 2.400%, 4/25/2022	609,674
140,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 2/7/2024	147,942
300,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	331,758
500,000		NiSource Finance Corp., Sr. Unsecd. Note, 3.490%, 5/15/2027	550,477
245,000		Puget Energy, Inc., Sec. Fac. Bond, 144A, 2.379%, 6/15/2028	247,892
250,000		Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	271,478
378,000		Wisconsin Energy Corp., Sr. Unsecd. Note, 3.550%, 6/15/2025	413,593
		TOTAL	7,710,659
		Utility - Natural Gas—0.8%
280,000		National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	282,157
600,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	625,646
395,000	[1]	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	457,531
250,000		Sempra Energy, Sr. Unsecd. Note, 2.900%, 2/1/2023	258,896
		TOTAL	1,624,230
		Utility - Natural Gas Distributor—0.2%
450,000		Southern Co. Gas Capital, Sr. Unsecd. Note, 2.450%, 10/1/2023	467,993
		TOTAL CORPORATE BONDS (IDENTIFIED COST $178,162,946)	189,365,109
		U.S. TREASURY—0.5%
		U.S. Treasury Notes—0.5%
1,000,000		United States Treasury Notes, 1.625%, 5/15/2031 (IDENTIFIED COST $999,073)	1,015,469
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
454		Federal Home Loan Mortgage Corp., Pool C01051, 8.000%, 9/1/2030	533
		Government National Mortgage Association—0.0%
594		Government National Mortgage Association, Pool 1512, 7.500%, 12/20/2023	626
1,470		Government National Mortgage Association, Pool 2630, 6.500%, 8/20/2028	1,644
1,993		Government National Mortgage Association, Pool 2631, 7.000%, 8/20/2028	2,240
2,818		Government National Mortgage Association, Pool 2658, 6.500%, 10/20/2028	3,159
4,688		Government National Mortgage Association, Pool 2701, 6.500%, 1/20/2029	5,252
3,225		Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	3,669
585		Government National Mortgage Association, Pool 3039, 6.500%, 2/20/2031	666
2,311		Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	2,661
Semi-Annual Shareholder Report
11

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$ 8,250	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	$9,482
5,653	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	6,528
12,262	Government National Mortgage Association, Pool 3261, 6.500%, 7/20/2032	14,174
867	Government National Mortgage Association, Pool 516688, 8.000%, 8/15/2029	1,010
	TOTAL	51,111
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $45,199)	51,644
	REPURCHASE AGREEMENTS—3.4%
4,022,000	Interest in $2,496,000,000 joint repurchase agreement 0.06%, dated 6/30/2021 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,496,003,813 on 7/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/20/2050 and the market value of those underlying securities was $2,545,923,890.	4,022,000
2,597,595	Interest in $2,496,000,000 joint repurchase agreement 0.06%, dated 6/30/2021 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,496,003,813 on 7/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/20/2050 and the market value of those underlying securities was $2,545,923,890. (purchased with proceeds from securities lending collateral)	2,597,595
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $6,619,595)	6,619,595
	TOTAL INVESTMENT IN SECURITIES—100.8% (IDENTIFIED COST $185,826,813)[3]	197,051,817
	OTHER ASSETS AND LIABILITIES - NET—(0.8)%[4]	(1,581,362)
	TOTAL NET ASSETS—100%	$195,470,455
At June 30, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Depreciation
Short Futures:
[5]United States Treasury Long Bond Short Futures	35	$5,626,250	September 2021	$(177,827)
[5]United States Treasury Notes 10-Year Ultra Short Futures	10	$1,472,031	September 2021	$(24,534)
[5]United States Treasury Ultra Bond Short Futures	3	$578,063	September 2021	$(28,179)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(230,540)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
12

The following is a summary of the inputs used, as of June 30, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$189,365,109	$—	$189,365,109
U.S. Treasury	—	1,015,469	—	1,015,469
Mortgage-Backed Securities	—	51,644	—	51,644
Repurchase Agreements	—	6,619,595	—	6,619,595
TOTAL SECURITIES	$—	$197,051,817	$—	$197,051,817
Other Financial Instruments:[1]
Liabilities	$(230,540)	$—	$—	$(230,540)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(230,540)	$—	$—	$(230,540)

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.82	$11.31	$10.65	$11.05	$10.98	$10.97
Income From Investment Operations:
Net investment income (loss)[1]	0.13	0.28	0.31	0.30	0.31	0.34
Net realized and unrealized gain (loss)	(0.21)	0.58	0.68	(0.37)	0.12	0.07
Total From Investment Operations	(0.08)	0.86	0.99	(0.07)	0.43	0.41
Less Distributions:
Distributions from net investment income	(0.29)	(0.32)	(0.33)	(0.33)	(0.36)	(0.40)
Distributions from net realized gain	(0.10)	(0.03)	(0.00)[2]	—	—	—
Total Distributions	(0.39)	(0.35)	(0.33)	(0.33)	(0.36)	(0.40)
Net Asset Value, End of Period	$11.35	$11.82	$11.31	$10.65	$11.05	$10.98
Total Return[3]	(0.61)%	8.12%	9.44%	(0.59)%	4.04%	3.82%
Ratios to Average Net Assets:
Net expenses[4]	0.74%[5]	0.74%	0.74%	0.74%	0.74%	0.73%
Net investment income	2.28%[5]	2.50%	2.79%	2.83%	2.81%	3.10%
Expense waiver/reimbursement[6]	0.07%[5]	0.07%	0.08%	0.08%	0.06%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$178,085	$170,912	$167,625	$162,812	$185,026	$188,831
Portfolio turnover	14%	24%	21%	19%	27%	26%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.79	$11.28	$10.62	$11.01	$10.94	$10.93
Income From Investment Operations:
Net investment income (loss)[1]	0.12	0.26	0.28	0.27	0.28	0.31
Net realized and unrealized gain (loss)	(0.21)	0.57	0.68	(0.36)	0.12	0.07
Total From Investment Operations	(0.09)	0.83	0.96	(0.09)	0.40	0.38
Less Distributions:
Distributions from net investment income	(0.26)	(0.29)	(0.30)	(0.30)	(0.33)	(0.37)
Distributions from net realized gain	(0.10)	(0.03)	(0.00)[2]	—	—	—
Total Distributions	(0.36)	(0.32)	(0.30)	(0.30)	(0.33)	(0.37)
Net Asset Value, End of Period	$11.34	$11.79	$11.28	$10.62	$11.01	$10.94
Total Return[3]	(0.70)%	7.86%	9.17%	(0.78)%	3.75%	3.53%
Ratios to Average Net Assets:
Net expenses[4]	0.99%[5]	0.99%	0.99%	0.99%	0.99%	0.98%
Net investment income	2.03%[5]	2.25%	2.54%	2.58%	2.56%	2.86%
Expense waiver/reimbursement[6]	0.07%[5]	0.07%	0.08%	0.07%	0.06%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$17,386	$18,302	$18,776	$19,344	$22,596	$23,920
Portfolio turnover	14%	24%	21%	19%	27%	26%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Statement of Assets and LiabilitiesJune 30, 2021 (unaudited)

Assets:
Investment in securities, at value including $2,546,574 of securities loaned (identified cost $185,826,813)	$197,051,817
Cash	596,388
Due from broker (Note 2)	166,500
Income receivable	1,492,697
Receivable for shares sold	39,510
Total Assets	199,346,912
Liabilities:
Payable for investments purchased	1,098,053
Payable for shares redeemed	84,467
Payable for variation margin on futures contracts	32,444
Payable for collateral due to broker for securities lending	2,597,595
Payable to adviser (Note 5)	2,841
Payable for administrative fee (Note 5)	419
Payable for distribution services fee (Note 5)	3,573
Accrued expenses (Note 5)	57,065
Total Liabilities	3,876,457
Net assets for 17,216,813 shares outstanding	$195,470,455
Net Assets Consist of:
Paid-in capital	$180,372,106
Total distributable earnings (loss)	15,098,349
Total Net Assets	$195,470,455
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Primary Shares:
$178,084,660 ÷ 15,683,696 shares outstanding, no par value, unlimited shares authorized	$11.35
Service Shares:
$17,385,795 ÷ 1,533,117 shares outstanding, no par value, unlimited shares authorized	$11.34
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of OperationsSix Months Ended June 30, 2021 (unaudited)

Investment Income:
Interest	$2,823,889
Net income on securities loaned (Note 2)	1,955
TOTAL INCOME	2,825,844
Expenses:
Investment adviser fee (Note 5)	560,469
Administrative fee (Note 5)	75,877
Custodian fees	5,007
Transfer agent fees	8,204
Directors’/Trustees’ fees (Note 5)	1,063
Auditing fees	12,640
Legal fees	5,986
Portfolio accounting fees	47,865
Distribution services fee (Note 5)	21,698
Printing and postage	31,534
Miscellaneous (Note 5)	14,500
TOTAL EXPENSES	784,843
Waiver:
Waiver of investment adviser fee (Note 5)	(67,323)
Net expenses	717,520
Net investment income	2,108,324
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments	1,567,003
Net realized gain on futures contracts	507,055
Net change in unrealized appreciation of investments	(4,992,147)
Net change in unrealized appreciation of futures contracts	(307,949)
Net realized and unrealized gain (loss) on investments and futures contracts	(3,226,038)
Change in net assets resulting from operations	$(1,117,714)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2021	Year Ended 12/31/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,108,324	$4,593,682
Net realized gain (loss)	2,074,058	1,582,585
Net change in unrealized appreciation/depreciation	(5,300,096)	8,246,542
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(1,117,714)	14,422,809
Distributions to Shareholders:
Primary Shares	(5,661,205)	(5,129,491)
Service Shares	(541,939)	(531,201)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,203,144)	(5,660,692)
Share Transactions:
Proceeds from sale of shares	21,693,395	16,225,144
Net asset value of shares issued to shareholders in payment of distributions declared	6,203,141	5,660,688
Cost of shares redeemed	(14,319,057)	(27,834,646)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	13,577,479	(5,948,814)
Change in net assets	6,256,621	2,813,303
Net Assets:
Beginning of period	189,213,834	186,400,531
End of period	$195,470,455	$189,213,834
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Notes to Financial Statements
June 30, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes Quality Bond Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report
19

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $67,323 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2021, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report
20

Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $1,266,094 and $6,648,219, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of June 30, 2021, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$2,546,574	$2,597,595
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liabilities
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for variation margin on futures contracts	$230,540*

*
Includes cumulative net depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Semi-Annual Shareholder Report
21

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2021
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$507,055

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(307,949)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 6/30/2021		Year Ended 12/31/2020
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	1,829,091	$20,863,836	1,321,059	$15,137,018
Shares issued to shareholders in payment of distributions declared	505,917	5,661,205	507,368	5,129,490
Shares redeemed	(1,107,481)	(12,698,979)	(2,197,120)	(24,859,601)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	1,227,527	$13,826,062	(368,693)	$(4,593,093)
	Six Months Ended 6/30/2021		Year Ended 12/31/2020
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	71,288	$829,559	97,027	$1,088,126
Shares issued to shareholders in payment of distributions declared	48,430	541,936	52,594	531,198
Shares redeemed	(138,724)	(1,620,078)	(262,468)	(2,975,045)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(19,006)	$(248,583)	(112,847)	$(1,355,721)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,208,521	$13,577,479	(481,540)	$(5,948,814)
4. FEDERAL TAX INFORMATION
At June 30, 2021, the cost of investments for federal tax purposes was $185,826,813. The net unrealized appreciation of investments for federal tax purposes was $10,994,464. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $11,586,748 and net unrealized depreciation from investments for those securities having an excess of cost over value of $592,284. The amounts presented are inclusive of derivative contracts.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2021, the Adviser voluntarily waived $67,323 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Semi-Annual Shareholder Report
22

Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2021, the annualized fee paid to FAS was 0.081% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2021, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$21,698
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2021, the Fund’s Primary Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund if any) paid by the Fund’s Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.74% and 0.99% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2021, were as follows:
Purchases	$34,819,898
Sales	$25,115,111
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2021, the Fund had no outstanding loans. During the six months ended June 30, 2021, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2021, there were no outstanding loans. During the six months ended June 30, 2021, the program was not utilized.
Semi-Annual Shareholder Report
23

9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report
24

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2021	Ending Account Value 6/30/2021	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$993.90	$3.66
Service Shares	$1,000	$993.00	$4.89
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,021.12	$3.71
Service Shares	$1,000	$1,019.89	$4.96

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	0.74%
Service Shares	0.99%
Semi-Annual Shareholder Report
25

Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Quality Bond Fund II (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark,
Semi-Annual Shareholder Report
26

and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
Semi-Annual Shareholder Report
27

The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2020. The Board discussed the Fund’s performance with the Adviser, including the reasons for and plans to improve the Fund’s performance, and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
Semi-Annual Shareholder Report
28

While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s
Semi-Annual Shareholder Report
29

view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Semi-Annual Shareholder Report
30

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Insurance Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Quality Bond Fund II (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report
31

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
32

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
33

Federated Hermes Quality Bond Fund II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916884
CUSIP 313916785
G02590-01 (8/21)
© 2021 Federated Hermes, Inc.

Semi-Annual Shareholder Report
June 30, 2021

Federated Hermes Fund for U.S. Government Securities II

A Portfolio of Federated Hermes Insurance Series
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2021 through June 30, 2021. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2021, the Fund’s portfolio composition1 was as follows:
Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	43.9%
U.S. Treasury Securities	27.0%
U.S. Government Agency Securities	11.5%
Asset-Backed Securities	7.4%
U.S. Government Agency Commercial Mortgage-Backed Securities	5.4%
Non-Agency Commercial Mortgage-Backed Securities	2.2%
Non-Agency Mortgage-Backed Securities	0.2%
Securities Lending Collateral[2]	0.9%
Cash Equivalents[3]	13.2%
Other Assets and Liabilities—Net[4]	(11.7)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
June 30, 2021 (unaudited)
Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—42.1%
	Federal Home Loan Mortgage Corporation—10.9%
$ 983,011	2.000%, 3/1/2051	$994,177
362,174	3.000%, 11/1/2045	384,964
853,259	3.000%, 10/1/2046	897,618
498,194	3.000%, 10/1/2046	530,633
84,249	3.000%, 11/1/2046	88,603
870,255	3.500%, 7/1/2042	936,514
727,039	3.500%, 9/1/2043	781,712
221,536	3.500%, 5/1/2046	238,887
1,122,452	3.500%, 11/1/2047	1,182,745
1,239,654	4.000%, 12/1/2041	1,354,998
132,269	4.000%, 1/1/2042	144,576
563,169	4.000%, 3/1/2046	609,058
221,806	4.000%, 11/1/2047	237,661
110,352	4.000%, 12/1/2047	117,930
180,959	4.000%, 4/1/2048	192,834
585,610	4.000%, 7/1/2048	623,491
205,051	4.500%, 8/1/2040	227,731
467,302	4.500%, 12/1/2040	518,990
623,029	4.500%, 4/1/2041	691,941
276,773	5.000%, 1/1/2034	312,069
76,534	5.000%, 5/1/2034	86,396
61,552	5.000%, 4/1/2036	70,110
19,728	5.000%, 5/1/2036	22,456
14,231	5.000%, 6/1/2036	16,209
66,007	5.000%, 6/1/2040	74,974
459,591	5.500%, 5/1/2034	526,971
12,951	5.500%, 12/1/2035	14,993
103,476	5.500%, 2/1/2036	120,158
52,087	5.500%, 5/1/2036	60,377
5,883	5.500%, 5/1/2036	6,830
7,849	5.500%, 5/1/2036	9,103
4,261	5.500%, 6/1/2036	4,949
2,228	5.500%, 6/1/2036	2,586
69,419	5.500%, 11/1/2037	80,601
139,440	5.500%, 1/1/2038	161,946
4,585	6.000%, 1/1/2032	5,244
20,335	6.000%, 2/1/2032	23,456
73,000	6.000%, 4/1/2036	85,854
13,523	6.000%, 5/1/2036	15,949
141,011	6.000%, 6/1/2037	166,947
18,425	6.000%, 7/1/2037	21,810
3,362	6.500%, 6/1/2022	3,435
338	6.500%, 5/1/2024	359
5,466	6.500%, 3/1/2029	6,171
2,276	6.500%, 6/1/2029	2,576
2,187	6.500%, 7/1/2029	2,471
479	6.500%, 9/1/2029	536
1,566	7.000%, 12/1/2029	1,810
Semi-Annual Shareholder Report
2

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 813	7.000%, 6/1/2030	$927
155	7.000%, 11/1/2030	181
166,222	7.000%, 4/1/2032	197,272
16,349	7.500%, 12/1/2030	19,214
9,669	7.500%, 1/1/2031	11,336
2,248	8.500%, 5/1/2030	2,627
533	9.000%, 2/1/2025	576
259	9.000%, 5/1/2025	274
	TOTAL	12,894,816
	Federal National Mortgage Association—15.5%
1,609,843	2.000%, 6/1/2050	1,629,638
946,674	2.000%, 11/1/2050	957,428
983,165	2.000%, 3/1/2051	994,333
1,232,437	2.500%, 3/1/2050	1,275,067
624,916	3.000%, 10/1/2046	657,404
967,741	3.000%, 11/1/2046	1,017,749
169,009	3.000%, 11/1/2046	179,275
70,709	3.000%, 1/1/2047	74,296
668,211	3.000%, 1/1/2047	702,741
51,690	3.000%, 2/1/2047	55,153
710,305	3.000%, 2/1/2048	754,280
351,818	3.000%, 2/1/2048	373,599
140,567	3.000%, 7/1/2049	146,436
1,857,878	3.500%, 9/1/2042	2,010,944
862,477	3.500%, 8/1/2046	919,896
743,141	3.500%, 9/1/2046	792,104
970,273	3.500%, 12/1/2046	1,029,896
652,419	3.500%, 12/1/2047	691,430
351,581	3.500%, 1/1/2048	379,475
231,568	4.000%, 2/1/2041	254,320
618,274	4.000%, 12/1/2041	679,073
491,762	4.000%, 4/1/2042	537,518
270,731	4.000%, 2/1/2048	288,899
204,732	4.000%, 2/1/2048	218,552
535,879	4.000%, 2/1/2048	574,185
210,788	4.500%, 10/1/2041	234,103
199,705	5.000%, 7/1/2034	225,543
25,305	5.000%, 11/1/2035	28,760
1,788	5.500%, 11/1/2021	1,799
99,721	5.500%, 9/1/2034	114,939
47,178	5.500%, 1/1/2036	54,762
58,901	5.500%, 4/1/2036	68,338
972	6.000%, 8/1/2021	974
2,445	6.000%, 7/1/2029	2,748
1,448	6.000%, 5/1/2031	1,659
8,814	6.000%, 5/1/2036	10,388
142,850	6.000%, 7/1/2036	169,056
3,542	6.000%, 7/1/2036	4,189
35,400	6.000%, 9/1/2037	41,992
65,471	6.000%, 11/1/2037	77,507
25,230	6.000%, 12/1/2037	29,333
Semi-Annual Shareholder Report
3

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 1,613	6.500%, 6/1/2029	$1,841
2,022	6.500%, 6/1/2029	2,300
575	6.500%, 6/1/2029	654
183	6.500%, 7/1/2029	207
203	6.500%, 7/1/2029	230
2,997	6.500%, 7/1/2029	3,408
24	6.500%, 7/1/2029	27
272	6.500%, 7/1/2029	307
163	6.500%, 8/1/2029	180
3,778	6.500%, 9/1/2030	4,335
15,637	6.500%, 6/1/2031	18,077
11,635	6.500%, 4/1/2032	13,560
800	7.000%, 2/1/2024	848
1,985	7.000%, 10/1/2029	2,271
11,573	7.000%, 10/1/2029	13,451
3,911	7.000%, 11/1/2030	4,593
44,627	7.000%, 4/1/2031	52,296
81,073	7.000%, 4/1/2032	96,159
1,034	7.500%, 8/1/2028	1,170
184	7.500%, 9/1/2028	211
3,333	7.500%, 2/1/2030	3,898
1,603	8.000%, 7/1/2030	1,887
	TOTAL	18,481,691
	Government National Mortgage Association—5.3%
1,119,812	3.000%, 11/20/2047	1,179,553
1,947,046	3.500%, 1/20/2048	2,097,252
778,059	3.500%, 2/20/2048	833,706
318,269	4.500%, 6/20/2039	352,948
262,164	4.500%, 10/15/2039	295,159
360,430	4.500%, 8/20/2040	397,730
203,520	5.000%, 7/15/2034	228,784
21,028	6.000%, 4/15/2032	24,031
42,719	6.000%, 5/15/2032	49,264
74,066	6.000%, 4/15/2036	86,549
144,091	6.000%, 5/15/2036	168,177
80,842	6.000%, 5/15/2036	94,468
27,567	6.000%, 7/20/2036	31,984
27,280	6.000%, 5/20/2037	31,750
149,186	6.000%, 7/20/2038	173,945
2,020	6.500%, 12/15/2023	2,118
4,033	6.500%, 5/15/2024	4,257
1,807	6.500%, 6/15/2029	2,048
4,141	6.500%, 6/15/2031	4,710
3,559	6.500%, 7/20/2031	4,088
3,385	6.500%, 8/20/2031	3,886
22,745	6.500%, 10/15/2031	26,310
30,905	6.500%, 12/15/2031	35,592
3,236	6.500%, 4/15/2032	3,743
20,547	6.500%, 5/15/2032	23,781
158,763	6.500%, 5/15/2032	184,352
1,466	7.500%, 10/15/2029	1,700
Semi-Annual Shareholder Report
4

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 342		7.500%, 10/15/2029	$398
3,294		7.500%, 3/20/2030	3,806
909		8.000%, 4/15/2030	1,066
		TOTAL	6,347,155
	[1]	Uniform Mortgage-Backed Securities, TBA—10.4%
1,000,000		2.500%, 7/1/2051	1,034,297
11,000,000		2.500%, 7/20/2051	11,383,945
		TOTAL	12,418,242
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $47,435,244)	50,141,904
		U.S. TREASURIES—27.0%
		U.S. Treasury Bonds—5.4%
1,500,000		1.875%, 2/15/2041	1,466,803
500,000		2.250%, 8/15/2046	515,750
700,000		2.375%, 11/15/2049	743,671
250,000		2.750%, 8/15/2042	281,085
1,200,000		2.875%, 8/15/2045	1,384,416
1,025,000		2.875%, 5/15/2049	1,197,667
650,000		3.125%, 8/15/2044	778,469
		TOTAL	6,367,861
		U.S. Treasury Notes—21.6%
1,500,000		0.125%, 12/15/2023	1,491,905
1,000,000		0.250%, 9/30/2025	978,913
1,000,000		0.375%, 9/30/2027	955,358
1,500,000		0.625%, 11/30/2027	1,451,753
1,500,000		0.625%, 12/31/2027	1,449,968
1,000,000		0.625%, 8/15/2030	931,459
1,200,000		0.875%, 6/30/2026	1,199,531
500,000		1.125%, 2/15/2031	485,310
1,000,000		1.250%, 6/30/2028	1,001,563
525,000		1.375%, 9/30/2023	537,623
1,500,000	[2]	1.750%, 5/15/2022	1,521,609
2,000,000		2.000%, 2/15/2023	2,058,362
250,000		2.250%, 11/15/2027	267,372
3,000,000		2.375%, 1/31/2023	3,103,570
3,000,000		2.500%, 1/15/2022	3,039,189
1,800,000		2.500%, 3/31/2023	1,871,769
250,000		2.500%, 2/28/2026	269,199
500,000		2.750%, 8/15/2021	501,670
2,500,000		2.750%, 7/31/2023	2,628,922
		TOTAL	25,745,045
		TOTAL U.S. TREASURIES (IDENTIFIED COST $31,212,989)	32,112,906
		GOVERNMENT AGENCIES—11.5%
		Federal Farm Credit System—2.4%
1,500,000		0.375%, 4/8/2022	1,503,245
1,000,000		5.750%, 12/7/2028	1,311,010
		TOTAL	2,814,255
		Federal Home Loan Bank System—3.6%
1,650,000		0.500%, 4/14/2025	1,638,492
1,500,000		2.375%, 3/13/2026	1,602,582
Semi-Annual Shareholder Report
5

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
		Federal Home Loan Bank System—continued
$ 1,000,000		3.125%, 12/12/2025	$1,101,656
		TOTAL	4,342,730
		Tennessee Valley Authority Bonds—5.5%
1,750,000		0.750%, 5/15/2025	1,750,218
1,700,000		2.875%, 2/1/2027	1,862,003
2,000,000		4.650%, 6/15/2035	2,630,632
250,000		4.875%, 1/15/2048	360,848
		TOTAL	6,603,701
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $12,534,051)	13,760,686
		COMMERCIAL MORTGAGE-BACKED SECURITIES—7.6%
		Agency Commercial Mortgage-Backed Securities—5.4%
1,143,000		FHLMC REMIC, Series K727, Class A2, 2.946%, 7/25/2024	1,208,710
2,500,000		FHLMC REMIC, Series KC03, Class A2, 3.499%, 1/25/2026	2,671,597
2,482,000		FNMA REMIC, Series 2020-M14, Class A2, 1.784%, 5/25/2030	2,529,962
		TOTAL	6,410,269
		Non-Agency Commercial Mortgage-Backed Securities—2.2%
1,400,000		BANK 2017-BNK5 A3, Class A3, 3.020%, 6/15/2060	1,464,002
1,100,000		Fontainebleau Miami Beach Trust, Class A, 3.144%, 12/10/2036	1,157,662
		TOTAL	2,621,664
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $8,840,924)	9,031,933
		ASSET-BACKED SECURITIES—7.4%
		Auto Receivables—3.1%
311,000		AmeriCredit Automobile Receivables Trust 2020-2, Class C, 1.480%, 2/18/2026	316,496
1,206,312		Santander Drive Auto Receivables Trust 2020-1, Class A3, 2.030%, 2/15/2024	1,215,391
550,000		Santander Drive Auto Receivables Trust 2020-2, Class D, 2.220%, 9/15/2026	564,512
1,085,000		Santander Drive Auto Receivables Trust 2020-3, Class C, 1.120%, 1/15/2026	1,094,720
500,000		Santander Retail Auto Lease Trust 2019-A, Class D, 3.660%, 5/20/2024	512,206
		TOTAL	3,703,325
		Credit Card—2.1%
2,500,000	[3]	Discover Card Execution Note Trust 2017-A7, Class A7, 0.433% (1-month USLIBOR +0.360%), 4/15/2025	2,513,781
		Other—0.0%
25,860		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	25,861
		Student Loans—2.2%
377,684		Navient Student Loan Trust 2020-FA, Class A, 1.220%, 7/15/2069	381,264
788,052		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	795,535
484,087		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	489,650
862,242	[3]	SMB Private Education Loan Trust 2020-BA, Class A1B, 1.201% (1-month USLIBOR +1.100%), 7/15/2053	867,414
		TOTAL	2,533,863
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $8,670,680)	8,776,830
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.0%
		Federal National Mortgage Association—1.4%
704,391	[3]	FNMA REMIC, Series 2016-83, Class FA, 0.592% (1-month USLIBOR +0.500%), 11/25/2046	709,889
997,647	[3]	FNMA REMIC, Series 2018-15, Class JF, 0.392% (1-month USLIBOR +0.300%), 3/25/2048	1,001,407
		TOTAL	1,711,296
		Government National Mortgage Association—0.4%
482,198		GNMA REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	500,556
		Non-Agency Mortgage—0.2%
73,940		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	27,261
Semi-Annual Shareholder Report
6

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage—continued
$ 182,790		Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	$185,062
		TOTAL	212,323
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,498,935)	2,424,175
		REPURCHASE AGREEMENTS—14.1%
15,711,000	[4]	Interest in $2,496,000,000 joint repurchase agreement 0.06%, dated 6/30/2021 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,496,003,813 on 7/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/20/2050 and the market value of those underlying securities was $2,545,923,890.	15,711,000
1,037,500		Interest in $2,496,000,000 joint repurchase agreement 0.06%, dated 6/30/2021 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,496,003,813 on 7/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/20/2050 and the market value of those underlying securities was $2,545,923,890 (purchased with proceeds from securities lending collateral).	1,037,500
		TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $16,748,500)	16,748,500
		TOTAL INVESTMENT IN SECURITIES—111.7% (IDENTIFIED COST $127,941,323)[5]	132,996,934
		OTHER ASSETS AND LIABILITIES - NET—(11.7)%[6]	(13,960,989)
		TOTAL NET ASSETS—100%	$119,035,945

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	Floating/variable note with current rate and current maturity or next reset date shown.
4	All or a portion of these securities are segregated pending settlement of when issued and delayed delivery transaction.
5	The cost of investments for federal tax purposes amounts to $127,890,106.
6
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance is the result of dollar-roll transactions as of June 30, 2021.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of June 30, 2021, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.16	$10.87	$10.52	$10.73	$10.78	$10.88
Income From Investment Operations:
Net investment income (loss)[1]	0.08	0.20	0.27	0.24	0.23	0.23
Net realized and unrealized gain (loss)	(0.25)	0.36	0.34	(0.20)	(0.03)	(0.06)
TOTAL FROM INVESTMENT OPERATIONS	(0.17)	0.56	0.61	0.04	0.20	0.17
Less Distributions:
Distributions from net investment income	(0.22)	(0.27)	(0.26)	(0.25)	(0.25)	(0.27)
Net Asset Value, End of Period	$10.77	$11.16	$10.87	$10.52	$10.73	$10.78
Total Return[2]	(1.50)%	5.21%	5.90%	0.45%	1.92%	1.61%
Ratios to Average Net Assets:
Net expenses[3]	0.78%[4]	0.78%	0.78%	0.78%	0.78%	0.76%
Net investment income	1.41%[4]	1.79%	2.49%	2.28%	2.13%	2.12%
Expense waiver/reimbursement[5]	0.09%[4]	0.08%	0.10%	0.08%	0.07%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$119,036	$130,306	$116,935	$120,654	$132,958	$152,795
Portfolio turnover	73%	139%	65%	64%	24%	53%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	10%	37%	61%	64%	24%	41%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Statement of Assets and LiabilitiesJune 30, 2021 (unaudited)

Assets:
Investment in repurchase agreements	$16,748,500
Investment in securities	116,248,434
Investment in securities, at value $1,014,406 of securities loaned (identified cost $127,941,323)	132,996,934
Income receivable	382,162
Receivable for shares sold	204,266
Total Assets	133,583,362
Liabilities:
Payable for investments purchased	13,430,707
Payable for shares redeemed	39,005
Payable to bank	16,055
Payable for collateral due to broker for securities lending	1,037,500
Payable for investment adviser fee (Note 5)	1,644
Payable for administrative fee (Note 5)	255
Accrued expenses (Note 5)	22,251
Total Liabilities	14,547,417
Net assets for 11,048,205 shares outstanding	$119,035,945
Net Assets Consist of:
Paid-in capital	$113,714,511
Total distributable earnings (loss)	5,321,434
Total Net Assets	$119,035,945
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$119,035,945 ÷ 11,048,205 shares outstanding, no par value, unlimited shares authorized	$10.77
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of OperationsSix Months Ended June 30, 2021 (unaudited)

Investment Income:
Interest	$1,350,881
Expenses:
Investment adviser fee (Note 5)	369,289
Administrative fee (Note 5)	49,572
Custodian fees	8,089
Transfer agent fees	5,798
Directors’/Trustees’ fees (Note 5)	918
Auditing fees	13,149
Legal fees	5,505
Portfolio accounting fees	50,806
Printing and postage	19,431
Miscellaneous (Note 5)	12,850
TOTAL EXPENSES	535,407
Waiver of investment adviser fee (Note 5)	(52,316)
Net expenses	483,091
Net investment income	867,790
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	184,684
Net change in unrealized appreciation of investments	(2,936,002)
Net realized and unrealized gain (loss) on investments	(2,751,318)
Change in net assets resulting from operations	$(1,883,528)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2021	Year Ended 12/31/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$867,790	$2,268,420
Net realized gain (loss)	184,684	1,395,168
Net change in unrealized appreciation/depreciation	(2,936,002)	2,528,043
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(1,883,528)	6,191,631
Distributions to Shareholders	(2,510,504)	(2,991,647)
Share Transactions:
Proceeds from sale of shares	7,968,505	40,391,262
Net asset value of shares issued to shareholders in payment of distributions declared	2,510,504	2,991,647
Cost of shares redeemed	(17,354,533)	(33,212,417)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(6,875,524)	10,170,492
Change in net assets	(11,269,556)	13,370,476
Net Assets:
Beginning of period	130,305,501	116,935,025
End of period	$119,035,945	$130,305,501
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Notes to Financial Statements
June 30, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes Fund for U.S. Government Securities II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report
12

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. The detail of the total fund expense waiver of $52,316 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2021, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Securities Lending
The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is
Semi-Annual Shareholder Report
13

determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of June 30, 2021, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$1,014,406	$1,037,500
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2021	Year Ended 12/31/2020
Shares sold	729,298	3,638,718
Shares issued to shareholders in payment of distributions declared	233,971	277,261
Shares redeemed	(1,591,033)	(2,997,109)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(627,764)	918,870
4. FEDERAL TAX INFORMATION
At June 30, 2021, the cost of investments for federal tax purposes was $127,890,106. The net unrealized appreciation of investments for federal tax purposes was $5,106,828. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,404,185 and net unrealized depreciation from investments for those securities having an excess of cost over value of $297,357.
As of December 31, 2020, the Fund had a capital loss carryforward of $1,037,794 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$75,297	$962,497	$1,037,794
At December 31, 2020, for federal income tax purposes, the Fund had $21,497 in straddle loss deferrals.
Semi-Annual Shareholder Report
14

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2021, the Adviser voluntarily waived $52,316 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2021, the annualized fee paid to FAS was 0.081% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.78% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2021, were as follows:
Purchases	$—
Sales	$9,328,753
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2021, the Fund had no outstanding loans. During the six months ended June 30, 2021, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2021, there were no outstanding loans. During the six months ended June 30, 2021, the program was not utilized.
Semi-Annual Shareholder Report
15

9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report
16

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2021	Ending Account Value 6/30/2021	Expenses Paid During Period[1]
Actual	$1,000.00	$985.00	$3.84
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.93	$3.91

1
Expenses are equal to the Fund’s annualized net expense ratio of 0.78%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Semi-Annual Shareholder Report
17

Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Fund for U.S. Government Securities II (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark,
Semi-Annual Shareholder Report
18

and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
Semi-Annual Shareholder Report
19

The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the periods ended December 31, 2020, the Fund’s performance for the three-year and five-year periods was above the median of the Performance Peer Group, and the Fund’s performance fell below the median of the Performance Peer Group for the one-year period. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
Semi-Annual Shareholder Report
20

While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s
Semi-Annual Shareholder Report
21

view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Semi-Annual Shareholder Report
22

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Insurance Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Fund for U.S. Government Securities II (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report
23

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
24

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
25

Federated Hermes Fund for U.S. Government Securities II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916207
G00433-01 (8/21)
© 2021 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Insurance Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date August 23, 2021

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 23, 2021